                            PROSPECTUS - MAY 1, 2003
--------------------------------------------------------------------------------

CONTRACTS. The contracts described in this prospectus are group deferred variable annuity contracts issued by ING Insurance Company of America (the Company). They are intended to be used as funding vehicles for certain types of retirement plans that qualify for beneficial tax treatment and/or provide current income reduction under certain sections of the Internal Revenue Code of 1986, as amended (Tax Code).

WHY READING THIS PROSPECTUS IS IMPORTANT. Before you participate in a contract through your retirement plan, you should read this prospectus. It provides facts about the contract and its investment options. Plan sponsors (generally your employer or a trust) should read this prospectus to help determine if the contract is appropriate for their plan. Keep this document for future reference.

  TABLE OF CONTENTS . . . PAGE 3

INVESTMENT OPTIONS. The contracts offer variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options. Some investment options may be unavailable through certain contracts and plans, or in some states.

THE FUNDS

AIM V.I. Capital Appreciation Fund (Series I)       ING VP Bond Portfolio (Class R)
AIM V.I. Core Equity Fund (Series I)                ING VP Growth and Income Portfolio (Class R)
AIM V.I. Growth Fund (Series I)                     ING VP Growth Opportunities Portfolio (Class R)
AIM V.I. Premier Equity Fund (Series I)             ING VP Growth Portfolio (Class R)
Calvert Social Balanced Portfolio                   ING VP Index Plus LargeCap Portfolio (Class R)
Fidelity-Registered Trademark- VIP                  ING VP Index Plus MidCap Portfolio (Class R)
Contrafund-Registered Trademark- Portfolio (Initial ING VP Index Plus SmallCap Portfolio (Class R)
Class)                                              ING VP International Equity Portfolio (Class R)
Fidelity-Registered Trademark- VIP Equity-Income    ING VP International Value Portfolio (Class R)
Portfolio (Initial Class)                           ING VP MagnaCap Portfolio (Class R)
Fidelity-Registered Trademark- VIP Growth Portfolio ING VP MidCap Opportunities Portfolio (Class R)
(Initial Class)                                     ING VP Money Market Portfolio (Class R)
Fidelity-Registered Trademark- VIP Overseas         ING VP Small Company Portfolio (Class R)
Portfolio (Initial Class)                           ING VP SmallCap Opportunities Portfolio (Class R)
Franklin Small Cap Value Securities Fund (Class 2)  ING VP Strategic Allocation Balanced Portfolio
ING Alger Aggressive Growth Portfolio (Service      (formerly ING VP Crossroads Portfolio) (Class R)
Class)                                              ING VP Strategic Allocation Growth Portfolio
ING Alger Growth Portfolio (Service Class)          (formerly ING VP Ascent Portfolio) (Class R)
ING American Century Small Cap Value Portfolio      ING VP Strategic Allocation Income Portfolio
(Service Class)                                     (formerly ING VP Legacy Portfolio) (Class R)
ING Baron Small Cap Growth Portfolio (Service       ING VP Technology Portfolio (Class R)
Class)                                              ING VP Value Opportunity Portfolio (Class R)
ING DSI Enhanced Index Portfolio (Service Class)    Janus Aspen Balanced Portfolio (Institutional
ING Goldman Sachs-Registered Trademark- Capital     Shares)
Growth Portfolio (Service Class)(1)                 Janus Aspen Flexible Income Portfolio
ING JPMorgan Fleming International Portfolio        (Institutional Shares)
(formerly ING                                       Janus Aspen Growth Portfolio (Institutional Shares)
  Scudder International Growth Portfolio) (Initial  Janus Aspen Mid Cap Growth Portfolio (formerly
Class)                                              Janus Aspen
ING JPMorgan Mid Cap Value Portfolio (Service       Aggressive Growth Portfolio) (Institutional Shares)
Class)                                              Janus Aspen Worldwide Growth Portfolio
ING MFS Capital Opportunities Portfolio (Initial    (Institutional Shares)
Class)                                              Lord Abbett Growth and Income Portfolio (Class VC)
ING MFS Global Growth Portfolio (Service Class)     Lord Abbett Mid-Cap Value Portfolio (Class VC)
ING MFS Research Equity Portfolio                   Oppenheimer Global Securities Fund/VA
  (formerly ING MFS Research Portfolio) (Initial    Oppenheimer Strategic Bond Fund/VA
Class)                                              Pioneer Equity Income VCT Portfolio (Class I)
ING OpCap Balanced Value Portfolio (Service Class)  Pioneer Fund VCT Portfolio (Class I)
ING PIMCO Total Return Portfolio (Service Class)    Pioneer Mid Cap Value VCT Portfolio (Class I)
ING Salomon Brothers Aggressive Growth Portfolio
  (formerly ING MFS Emerging Equities Portfolio)
(Initial Class)
ING Salomon Brothers Fundamental Value Portfolio
  (formerly ING Salomon Brothers Capital Portfolio)
(Service Class)
ING Salomon Brothers Investors Value Portfolio
(Service Class)
ING T. Rowe Price Growth Equity Portfolio (Initial
Class)
ING UBS Tactical Asset Allocation Portfolio
(Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class R)

------------------------------
(1) Goldman Sachs-Registered Trademark- is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

--------------------------------------------------------------------------------

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on the previous page. Earnings on amounts invested in a subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FIXED INTEREST OPTION. Fixed Plus Account

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the Fixed Plus Account in an appendix to this prospectus.

RISKS ASSOCIATED WITH INVESTING IN THE FUNDS. Information about the risks of investing in the funds is located in the "Investment Options" section of this prospectus at page 11 and in each fund prospectus. Read this prospectus in conjunction with the fund prospectuses, and retain the fund prospectuses for future reference.

GETTING ADDITIONAL INFORMATION. You may obtain the May 1, 2003, Statement of Additional Information (SAI) by indicating your request on your enrollment materials or calling the Company at 1-800-262-3862. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission (SEC) web site, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operations of the SEC Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, D.C. 20549. The SAI table of contents is listed on page 38 of this prospectus. The SAI is incorporated into this prospectus by reference.

ADDITIONAL DISCLOSURE INFORMATION. Neither the SEC, nor any state securities commission, has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus. The contracts are not offered for sale in the state of New York.

                               TABLE OF CONTENTS

  CONTRACT OVERVIEW:..............................      4
  Who's Who
  The Contract and Your Retirement Plan
  Contract Rights
  Contract Facts
  Questions: Contacting the Company (sidebar)
  Sending Forms and Written Requests in Good Order
  (sidebar)
  Contract Phases: Accumulation Phase, Income
  Phase...........................................      5
FEE TABLE.........................................      6
CONDENSED FINANCIAL INFORMATION...................     11
INVESTMENT OPTIONS................................     11
TRANSFERS.........................................     13
CONTRACT PURCHASE AND PARTICIPATION...............     14
CONTRACT OWNERSHIP AND RIGHTS.....................     16
RIGHT TO CANCEL...................................     16
FEES..............................................     17
YOUR ACCOUNT VALUE................................     19
WITHDRAWALS.......................................     21
LOANS.............................................     22
SYSTEMATIC DISTRIBUTION OPTIONS...................     23
DEATH BENEFIT.....................................     24
THE INCOME PHASE..................................     25
TAXATION..........................................     28
OTHER TOPICS......................................     33
The Company - Variable Annuity Account I - Performance
Reporting - Voting Rights - Contract Distribution -
Contract Modification - Legal Matters and Proceedings -
Payment Delay or Suspension - Transfer of Ownership;
Assignment - Account Termination - Intent to Confirm
Quarterly

CONTENTS OF THE STATEMENT OF ADDITIONAL
INFORMATION.......................................     38
APPENDIX I - FIXED PLUS ACCOUNT...................     39
APPENDIX II - PARTICIPANT APPOINTMENT OF EMPLOYER
AS AGENT UNDER AN ANNUITY CONTRACT................     41
APPENDIX III - FUND DESCRIPTIONS..................     42
APPENDIX IV - CONDENSED FINANCIAL INFORMATION.....     54

[SIDE NOTE]
QUESTIONS: CONTACTING THE COMPANY. Contact your local representative or write or call the USFS Customer Service Center:
ING
USFS Customer Service
Defined Contribution
Administration, TS21
151 Farmington Avenue
Hartford, CT 06156-1277
1-800-262-3862
SENDING FORMS AND WRITTEN REQUESTS IN GOOD ORDER.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact your local representative or the Company to learn what information is required in order for the request to be in good order.
Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.
We can only act upon written requests that are received in good order.
[END SIDE NOTE]


CONTRACT OVERVIEW
----------------------------------------------

The following is a summary. Please read each section of this prospectus for additional information.

                                   WHO'S WHO
-------------------------------------------------------------------

YOU (THE PARTICIPANT): The individual who participates in the contract through a retirement plan.

PLAN SPONSOR: The sponsor of your retirement plan. Generally, your employer or a trust.

CONTRACT HOLDER: The person to whom we issue the contract. Generally, the plan sponsor.

WE (THE COMPANY): ING Insurance Company of America. We issue the contract.

USFS CUSTOMER SERVICE CENTER: The location to which all inquiries, transactions and requests should be addressed. The address is: ING USFS Customer Service, Defined Contribution Administration, TS21, 151 Farmington Avenue, Hartford, CT 06156-1277.

For greater detail please review "Contract Ownership and Rights" and "Contract Purchase and Participation."

                     THE CONTRACT AND YOUR RETIREMENT PLAN
-------------------------------------------------------------------

RETIREMENT PLAN (PLAN): A plan sponsor has established a plan for you. This contract is offered as a funding option for that plan. We are not a party to the plan.

PLAN TYPE: We refer to the plan by the Tax Code section under which it qualifies. For example: a "403(b) plan" is a plan that qualifies for tax treatment under Tax Code section 403(b). To learn which Tax Code section applies to your plan, contact your plan sponsor, your local representative or the Company.

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other features and benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity. See "Contract Purchase or Participation."

                                CONTRACT RIGHTS
-------------------------------------------------------------------

Rights under the contract, and who may exercise those rights, may vary by plan type. Also, while the contract may reserve certain rights for the contract holder, the contract holder may permit you to exercise those rights through the plan.

                                 CONTRACT FACTS
-------------------------------------------------------------------

FREE LOOK/RIGHT TO CANCEL: Contract holders may cancel the contract no later than 10 days after they receive the contract (or a longer period if required by state law). Participants in 403(b) plans or in some plans under 401(a) may cancel their participation in the contract no later than 10 days after they receive evidence of participation in the contract (or a longer period if required by state law). See "Right to Cancel."

DEATH BENEFIT: A beneficiary may receive a benefit in the event of your death prior to the income phase. Death benefits during the income phase depend on the payment option selected. See "Death Benefit" and "The Income Phase."

WITHDRAWALS: During the accumulation phase, the contract holder, or you if permitted by the plan, may withdraw all or part of your account value. The Tax Code may impose restrictions on withdrawals from plans, which may vary. In addition, the contract holder, or you if permitted by the plan, may have the right to withdraw all or part of your account value during the income phase. Amounts withdrawn may be subject to tax withholding and taxation. See "Withdrawals," "Taxation," and "The Income Phase."

SYSTEMATIC DISTRIBUTION OPTIONS: These allow the contract holder, or you if permitted by the plan, to receive regular payments from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

FEES: Certain fees are deducted from your account value. In addition, we reserve the right to deduct premium taxes from your account value or from payments to the account at any time, but not before there is a tax liability under state law. See "Fee Table" and "Fees."

TAXATION: Amounts you receive in a distribution will be generally included in your gross income and will be subject to taxation. Tax penalties may apply in some circumstances. See "Taxation."

                                CONTRACT PHASES
-------------------------------------------------------------------

I. THE ACCUMULATION PHASE (accumulating retirement benefits)

STEP 1: You or the contract holder provide ING Insurance Company of America with your completed enrollment materials.
  According to the plan, we set
up one or more accounts for you.
We may set up account(s) for
employer contributions and/or
for contributions from your
salary.

STEP 2: The contract holder, or
you if permitted by your plan,
directs us to invest your
account dollars in any of the
following:
(a)  Fixed Interest Option, or
(b)  Variable Investment
     Options. (The variable
     investment options are the
     subaccounts of
    Variable Annuity Account I.
     Each one invests in a
     specific mutual fund.)


                               Payments to Your Account
                                        Step 1
                         ING Insurance Company of America
          (a)                   Step 2                              (b)
 Fixed Interest Options                    VARIABLE ANNUITY ACCOUNT I
                                           Variable Investment Options
                                                 THE SUBACCOUNTS
                                   A                    B                  ETC.
                                           Step 3
                             Mutual Fund A        Mutual Fund B



STEP 3: The subaccount(s) selected purchases shares of its corresponding fund.

[SIDE NOTE]
IN THIS SECTION:
-- Separate Account Annual Expenses
-- Total Annual Fund Operating Expenses
-- Fees Deducted by the Funds
-- Hypothetical Examples
SEE "FEES" FOR:
-- How, When and Why Fees are Deducted;
-- Reduction, Waiver and/or Elimination of Certain Fees; and
-- Premium and Other Taxes.
SEE "THE INCOME PHASE" FOR:
-- Fees During the Income Phase.
[END SIDE NOTE]

II. THE INCOME PHASE The contract offers several payment options. See "The Income Phase." In general, you may:

-- Receive income phase payments over a lifetime or for a specified period;

-- Receive income phase payments monthly, quarterly, semi-annually or annually;

-- Select an option that provides a death benefit to beneficiaries; and

-- Select fixed income phase payments or payments that vary based on the performance of the variable investment options you select.

FEE TABLE
----------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND WITHDRAWING FROM YOUR CONTRACT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED. SEE "THE INCOME PHASE" FOR FEES THAT MAY APPLY AFTER YOU BEGIN RECEIVING PAYMENTS UNDER THE CONTRACT.

THE FOLLOWING TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

SEPARATE ACCOUNT ANNUAL EXPENSES

(as a percentage of average account value)

MAXIMUM MORTALITY AND EXPENSE RISK CHARGE.........  1.00%(1)
ADMINISTRATIVE EXPENSE CHARGE.....................  0.00% - 0.25%(2)
                                                    ----------------
TOTAL SEPARATE ACCOUNT EXPENSES...................  1.00% - 1.25%
                                                    ================

------------------------

1 This is the maximum mortality and expense risk charge during the accumulation phase. This charge may be waived, reduced or eliminated in certain circumstances. See "Fees-- Mortality and Expense Risk Charge."
2 We currently do not impose an administrative expense charge; however, we reserve the right to charge not more than 0.25% on an annual basis from the subaccounts. See "Fees--Administrative Expense Charge."

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE MINIMUM AND MAXIMUM EXPENSES LISTED BELOW ARE BASED ON EXPENSES FOR THE FUNDS' MOST RECENT FISCAL YEAR ENDS WITHOUT TAKING INTO ACCOUNT ANY FEE WAIVER OR EXPENSE REIMBURSEMENT ARRANGEMENTS THAT MAY APPLY. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

TOTAL ANNUAL FUND OPERATING EXPENSES*...  Minimum  Maximum
(expenses that are deducted from fund
  assets, including management fees,
  distribution (12b-1) and/or service
  fees, and other expenses).............   0.34%    1.65%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.34% and 1.55%, respectively. The fund having the minimum expense percentage is not subject to any fee waiver or expense reimbursement arrangement. The fund having the maximum expense percentage is subject to a fee waiver or expense reimbursement arrangement through April 30, 2004.

FEES DEDUCTED BY THE FUNDS

USING THIS INFORMATION. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus, and the fund prospectus for additional information.

HOW FEES ARE DEDUCTED. Fund fees are not deducted from account values. Instead, fees are deducted from the value of the fund shares on a daily basis, which in turn will affect the value of each subaccount on a daily basis. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2002.

                                                    FUND EXPENSE TABLE(1)                      TOTAL                   NET
                                                                                              ANNUAL     FEES AND    ANNUAL
                                                         MANAGEMENT                            FUND      EXPENSES     FUND
                                                         (ADVISORY)     12B-1       OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                                                   FEES         FEE       EXPENSES  EXPENSES   REIMBURSED  EXPENSES
---------                                                ----------  ------------  --------  ---------  ----------  ---------
AIM V.I. Capital Appreciation Fund (Series I)                0.61%          --       0.24%      0.85%         --       0.85%
AIM V.I. Core Equity Fund (Series I)                         0.61%          --       0.17%      0.78%         --       0.78%
AIM V.I. Growth Fund (Series I)                              0.63%          --       0.28%      0.91%         --       0.91%
AIM V.I. Premier Equity Fund (Series I)                      0.61%          --       0.24%      0.85%         --       0.85%
Calvert Social Balanced Portfolio(2)                         0.70%          --       0.21%      0.91%         --       0.91%
Fidelity-Registered Trademark- VIP
  Contrafund-Registered Trademark- Portfolio (Initial
  Class)                                                     0.58%          --       0.10%      0.68%         --       0.68%
Fidelity-Registered Trademark- VIP Equity-Income
  Portfolio (Initial Class)                                  0.48%          --       0.09%      0.57%         --       0.57%
Fidelity-Registered Trademark- VIP Growth Portfolio
  (Initial Class)                                            0.58%          --       0.09%      0.67%         --       0.67%
Fidelity-Registered Trademark- VIP Overseas Portfolio
  (Initial Class)                                            0.73%          --       0.17%      0.90%         --       0.90%
Franklin Small Cap Value Securities Fund (Class 2)(3)        0.59%        0.25%      0.20%      1.04%       0.03%      1.01%
ING Alger Aggressive Growth Portfolio (Service
  Class)(4)                                                  0.85%          --       0.45%      1.30%         --       1.30%
ING Alger Growth Portfolio (Service Class)(4)                0.80%          --       0.45%      1.25%         --       1.25%
ING American Century Small Cap Value Portfolio (Service
  Class)(5)(6)                                               1.00%          --       0.65%      1.65%       0.10%      1.55%
ING Baron Small Cap Growth Portfolio (Service
  Class)(5)(6)                                               0.85%          --       0.65%      1.50%       0.05%      1.45%
ING DSI Enhanced Index Portfolio (Service Class)(4)          0.60%          --       0.45%      1.05%         --       1.05%
ING Goldman Sachs-Registered Trademark- Capital Growth
  Portfolio (Service Class)(4)                               0.85%          --       0.45%      1.30%         --       1.30%
ING JPMorgan Fleming International Portfolio (Initial
  Class)                                                     0.80%          --       0.20%      1.00%         --       1.00%
ING JPMorgan Mid Cap Value Portfolio (Service Class)(5)      0.75%          --       0.60%      1.35%         --       1.35%
ING MFS Capital Opportunities Portfolio (Initial Class)      0.65%          --       0.25%      0.90%         --       0.90%
ING MFS Global Growth Portfolio (Service Class)(5)           0.60%          --       0.85%      1.45%         --       1.45%
ING MFS Research Equity Portfolio (Initial Class)            0.70%          --       0.15%      0.85%         --       0.85%
ING OpCap Balanced Value Portfolio (Service Class)(4)        0.80%          --       0.45%      1.25%         --       1.25%
ING PIMCO Total Return Portfolio (Service Class)(5)          0.50%          --       0.60%      1.10%         --       1.10%
ING Salomon Brothers Aggressive Growth Portfolio
  (Initial Class)                                            0.69%          --       0.13%      0.82%         --       0.82%
ING Salomon Brothers Fundamental Value Portfolio
  (Service Class)(4)                                         0.90%          --       0.45%      1.35%         --       1.35%
ING Salomon Brothers Investors Value Portfolio (Service
  Class)(4)                                                  0.80%          --       0.45%      1.25%         --       1.25%
ING T. Rowe Price Growth Equity Portfolio (Initial
  Class)                                                     0.60%          --       0.15%      0.75%         --       0.75%
ING UBS Tactical Asset Allocation Portfolio (Service
  Class)(4)                                                  0.90%          --       0.45%      1.35%         --       1.35%
ING Van Kampen Comstock Portfolio (Service Class)(5)         0.60%          --       0.60%      1.20%         --       1.20%
ING VP Balanced Portfolio, Inc. (Class R)(7)                 0.50%          --       0.10%      0.60%         --       0.60%
ING VP Bond Portfolio (Class R)(7)                           0.40%          --       0.09%      0.49%         --       0.49%
ING VP Growth and Income Portfolio (Class R)(7)              0.50%          --       0.09%      0.59%         --       0.59%
ING VP Growth Opportunities Portfolio (Class R)(8)(9)        0.75%          --       0.59%      1.34%       0.44%      0.90%
ING VP Growth Portfolio (Class R)(7)                         0.60%          --       0.12%      0.72%         --       0.72%
ING VP Index Plus LargeCap Portfolio (Class R)(7)            0.35%          --       0.10%      0.45%         --       0.45%

                                                                                               TOTAL                   NET
                                                                                              ANNUAL     FEES AND    ANNUAL
                                                         MANAGEMENT                            FUND      EXPENSES     FUND
                                                         (ADVISORY)     12B-1       OTHER    OPERATING  WAIVED OR   OPERATING
FUND NAME                                                   FEES         FEE       EXPENSES  EXPENSES   REIMBURSED  EXPENSES
---------                                                ----------  ------------  --------  ---------  ----------  ---------
ING VP Index Plus MidCap Portfolio (Class R)(7)              0.40%          --       0.13%      0.53%         --       0.53%
ING VP Index Plus SmallCap Portfolio (Class R)(7)(9)         0.40%          --       0.23%      0.63%       0.03%      0.60%
ING VP International Equity Portfolio (Class R)(7)(9)        0.85%          --       0.61%      1.46%       0.31%      1.15%
ING VP International Value Portfolio (Class R)(8)(9)         1.00%          --       0.58%      1.58%       0.58%      1.00%
ING VP MagnaCap Portfolio (Class R)(8)(9)                    0.75%          --       0.45%      1.20%       0.30%      0.90%
ING VP MidCap Opportunities Portfolio (Class R)(8)(9)        0.75%          --       0.78%      1.53%       0.63%      0.90%
ING VP Money Market Portfolio (Class R)(7)                   0.25%          --       0.09%      0.34%         --       0.34%
ING VP Small Company Portfolio (Class R)(7)                  0.75%          --       0.12%      0.87%         --       0.87%
ING VP SmallCap Opportunities Portfolio
  (Class R)(8)(9)                                            0.75%          --       0.48%      1.23%       0.33%      0.90%
ING VP Strategic Allocation Balanced Portfolio
  (Class R)(7)(9)                                            0.60%          --       0.17%      0.77%       0.07%      0.70%
ING VP Strategic Allocation Growth Portfolio
  (Class R)(7)(9)                                            0.60%          --       0.17%      0.77%       0.02%      0.75%
ING VP Strategic Allocation Income Portfolio
  (Class R)(7)(9)                                            0.60%          --       0.17%      0.77%       0.12%      0.65%
ING VP Technology Portfolio (Class R)(7)                     0.95%          --       0.17%      1.12%         --       1.12%
ING VP Value Opportunity Portfolio (Class R)(7)              0.60%          --       0.12%      0.72%         --       0.72%
Janus Aspen Balanced Portfolio (Institutional
  Shares)(10)                                                0.65%          --       0.02%      0.67%         --       0.67%
Janus Aspen Flexible Income Portfolio (Institutional
  Shares)(10)                                                0.61%          --       0.05%      0.66%         --       0.66%
Janus Aspen Growth Portfolio (Institutional Shares)(10)      0.65%          --       0.02%      0.67%         --       0.67%
Janus Aspen Mid Cap Growth Portfolio (Institutional
  Shares)(10)                                                0.65%          --       0.02%      0.67%         --       0.67%
Janus Aspen Worldwide Growth Portfolio (Institutional
  Shares)(10)                                                0.65%          --       0.05%      0.70%         --       0.70%
Lord Abbett Growth and Income Portfolio (Class VC)(11)       0.50%          --       0.46%      0.96%         --       0.96%
Lord Abbett Mid-Cap Value Portfolio (Class VC)(12)           0.75%          --       0.40%      1.15%       0.00%      1.15%
Oppenheimer Global Securities Fund/VA                        0.65%          --       0.02%      0.67%         --       0.67%
Oppenheimer Strategic Bond Fund/VA(13)                       0.74%          --       0.05%      0.79%       0.01%      0.78%
Pioneer Equity Income VCT Portfolio (Class I)                0.65%          --       0.15%      0.80%         --       0.80%
Pioneer Fund VCT Portfolio (Class I)                         0.65%          --       0.15%      0.80%         --       0.80%
Pioneer Mid Cap Value VCT Portfolio (Class I)                0.65%          --       0.15%      0.80%         --       0.80%

FOOTNOTES TO "FUND EXPENSE TABLE"

(1) The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees--Fund Expenses" for additional information.

(2) "Management (Advisory) Fees" include the subadvisory fees paid by the Advisor (Calvert Asset Management Company, Inc.) and the administrative fee paid by the Portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(3) The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. The Fund's manager had agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund for cash management. This reduction is required by the Fund's Board of Trustees and an exemptive order by the Securities and Exchange Commission.

(4) "Other Expenses" shown in the above table include a Shareholder Services fee of 0.25%.

(5) The fees and expenses shown in the above table are based on estimated expenses for the current fiscal year. "Other Expenses" include a Shareholder Services fee of 0.25%.

(6) The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the ING American Century Small Cap Value Portfolio and the ING Baron Small Cap Growth Portfolio so that the "Total Annual Fund Operating Expenses" for these Portfolios shall not exceed 1.55% and 1.45%, respectively, through April 30, 2004.

(7) Effective March 1, 2002, ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio (except Balanced, Bond, Growth and Income, and Money Market) under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the investment adviser within three years. For each Portfolio, the expense limits will continue through at least December 31, 2003. The expense limitation agreements are contractual. The amounts of each Portfolio's expenses waived or reimbursed during the last fiscal year are shown under "Fees and Expenses Waived or Reimbursed" in the table above.

(8) ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets. This amount is included in "Other Expenses" in the table above. ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by ING Investments, LLC within three years. The amount of the Portfolios' expenses waived or reimbursed during the last fiscal year by the Portfolio's investment adviser is shown under the heading "Fees and Expenses Waived or Reimbursed." The expense limits will continue through at least
     December 31, 2003.

(9) This table shows the estimated operating expenses for each Portfolio as a ratio of expenses to average net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's adviser has agreed for each Portfolio.

(10) All expenses are shown without the effect of any expense offset arrangements.

(11) "Other Expenses," "Total Annual Fund Operating Expenses" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Growth and Income Portfolio have been restated based on estimates for the current fiscal year.

(12) "Other Expenses," "Total Annual Fund Operating Expenses," "Fees and Expenses Waived or Reimbursed" and "Net Annual Fund Operating Expenses" for the Lord Abbett Series Fund Mid-Cap Value Portfolio have been restated based on estimates for the current fiscal year. For the year 2003, Lord, Abbett & Co. LLC has contractually agreed to reimburse a portion of the Mid-Cap Value Portfolio's expenses to the extent necessary to maintain its "Other Expenses" at an aggregate rate of 0.40% of its average daily net assets.

(13) Waivers/reimbursements are voluntary and may be terminated at any time.

HYPOTHETICAL EXAMPLES

THE FOLLOWING EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE THE MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES, AND THE FUND FEES AND EXPENSES AS DESCRIBED BELOW.

EXAMPLE 1: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MAXIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR  3 YEARS  5 YEARS   10 YEARS
------  -------  -------  --------
$293    $898     $1,528    $3,223

EXAMPLE 2: The following Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the MINIMUM fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 YEAR  3 YEARS  5 YEARS  10 YEARS
------  -------  -------  --------
$162    $502     $866     $1,889

CONDENSED FINANCIAL INFORMATION
----------------------------------------------

UNDERSTANDING CONDENSED FINANCIAL INFORMATION. In Appendix IV we provide condensed financial information about the Variable Annuity Account I (the separate account) subaccounts you may invest in through the Contract. The numbers show the year-end unit values in each subaccount from the date of first availability.

INVESTMENT OPTIONS
----------------------------------------------

The contract offers variable investment options and a fixed interest option. When we establish your account(s), the contract holder, or you if permitted by the plan, instructs us to direct account dollars to any of the available options.

VARIABLE INVESTMENT OPTIONS. These options are called subaccounts. The subaccounts are within Variable Annuity Account I (the separate account), a separate account of the Company. Earnings on amounts invested in the subaccount will vary depending upon the performance and fees of its underlying fund. You do not invest directly in or hold shares of the funds.

FUND DESCRIPTIONS. We provide brief descriptions of the funds in Appendix III. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, by calling the Company at the telephone number listed in "Contract Overview--Questions," by accessing the SEC's web site, or by contacting the SEC Public Reference Room.

FIXED INTEREST OPTION. For a description of the Fixed Plus Account, see Appendix I.

 SELECTING INVESTMENT OPTIONS
 - CHOOSE OPTIONS APPROPRIATE FOR YOU. Your local representative can help you evaluate which investment options may be appropriate for your financial goals.
 - UNDERSTAND THE RISKS ASSOCIATED WITH THE OPTIONS YOU CHOOSE. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have a value that rises and falls more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to additional risks not associated with domestic investments, and their performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.
 - BE INFORMED. Read this prospectus, the fund prospectuses and the Fixed Plus Account appendix.

LIMITS ON OPTION AVAILABILITY. Some investment options may not be available through certain contracts and plans or in some states. We may add, withdraw or substitute investment options, subject to the conditions in the contract and in compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

LIMITS ON NUMBER OF OPTIONS SELECTED. Generally, the contract holder, or you if permitted by the plan, may select no more than 18 investment options at one time during the accumulation phase of your account. If you have an outstanding loan (403(b) and some 401(a) plans only), you may currently make a total of 18 cumulative selections over the life of the account. Each subaccount and the Fixed Plus Account counts toward these limits. If you have a loan on the account, each option counts toward the limit, even after the full value is transferred to other options.

LIMITS IMPOSED BY THE UNDERLYING FUND. Orders for the purchase of fund shares may be subject to acceptance by the fund. We reserve the right to reject, without prior notice, any allocation of payments to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.

ADDITIONAL RISKS OF INVESTING IN THE FUNDS.

VARIABLE FUNDS. (MIXED AND SHARED FUNDING) Most of the funds described in this prospectus are available only to insurance companies for their variable contracts. Such funds are often referred to as "variable funds," and are used for "mixed" and "shared" funding.

"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.

"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.

-- Mixed--bought for annuities and life insurance

-- Shared--bought by more than one company

POSSIBLE CONFLICTS OF INTEREST. It is possible that a conflict of interest may arise due to mixed and shared funding. Such a conflict could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each variable fund's board of directors or trustees will monitor events in order to identify any material irreconcilable conflicts which may arise and to determine what action, if any, should be taken to address such conflicts. In the event of a conflict, the Company will take any steps necessary to protect contract holders and annuitants maintaining a voting interest in the funds, including the withdrawal of Variable Annuity Account I from participation in the funds which are involved in the conflict.

TRANSFERS
----------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS. During the accumulation phase and the income phase, the contract holder, or you if permitted by the plan, may transfer amounts among investment options. Transfers from the Fixed Plus Account are restricted as outlined in Appendix I and the contract. Transfers may be requested in writing, by telephone or, where available, electronically. Transfers must be made in accordance with the terms of the contract.

VALUE OF TRANSFERRED DOLLARS. The value of amounts transferred in or out of subaccounts will be based on the subaccount unit values next determined after we receive your request in good order at our USFS Customer Service Center, or if you are participating in the dollar cost averaging program, after your scheduled transfer.

TELEPHONE AND ELECTRONIC TRANSFERS: SECURITY MEASURES. To prevent fraudulent use of telephone or electronic transactions, (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from following telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.

LIMITS ON FREQUENT TRANSFERS. The contracts are not designed to serve as vehicles for frequent trading in response to short-term fluctuations in the market. Such frequent trading can disrupt management of a fund and raise its expenses. This in turn can have an adverse effect on fund performance. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the contracts.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract holders or participants. Such restrictions could include:

1. Not accepting transfer instructions from an agent acting on behalf of more than one contract holder or participant; and

2. Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract holder or participant at a time.

We further reserve the right to impose, without prior notice, restrictions on any transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other contract holders or participants.

THE DOLLAR COST AVERAGING PROGRAM. Certain contracts allow you to participate in our dollar cost averaging program. There is no additional charge for this service. Dollar cost averaging is a system of investing that buys fixed dollar amounts of an investment at regular intervals, regardless of price. Our program transfers, at regular intervals, a fixed dollar amount to one or more subaccounts that you select. Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information about this program, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."

CONTRACT PURCHASE AND PARTICIPATION
----------------------------------------------

CONTRACTS AVAILABLE FOR PURCHASE. The contracts available for purchase are group deferred variable annuity contracts that the Company offers in connection with plans established by eligible organizations under Tax Code sections 401(a) and 403(b).

USE OF AN ANNUITY CONTRACT IN YOUR PLAN. Under the federal tax laws, earnings on amounts held in annuity contracts are generally not taxed until they are withdrawn. However, in the case of a qualified retirement account (such as a 403(b) retirement plan), an annuity contract is not necessary to obtain this favorable tax treatment and does not provide any tax benefits beyond the deferral already available to the tax qualified account itself. However, annuities do provide other benefits (such as the option of lifetime income phase options at established rates) which may be valuable to you. You should discuss your alternatives with your financial representative taking into account the additional fees and expenses you may incur in an annuity.

PURCHASING THE CONTRACT.

1. The contract holder submits the required forms and application to the Company.

2. We approve the forms and issue a contract to the contract holder.

PARTICIPATING IN THE CONTRACT.

1. We provide you with enrollment materials for completion and return to us (occasionally enrollment is conducted by someone unaffiliated with us who is assisting the contract holder).

2. If your enrollment materials are complete and in good order, we establish one or more accounts for you. Under certain plans we establish an employee account for contributions from your salary and an employer account for employer contributions.

ACCEPTANCE OR REJECTION. We must accept or reject an application or your enrollment materials within two business days of receipt. If the forms are incomplete, we may hold any forms and accompanying purchase payments for five business days, unless you consent to our holding them longer. Under limited circumstances, we may also agree, for a particular plan, to hold purchase payments for longer periods with the permission of the contract holder. If we agree to do this, we will deposit the purchase payments in the ING VP Money Market Portfolio subaccount until the forms are completed (or for a maximum of 105 days). If we reject the application or enrollment, we will return the forms and any purchase payments.

METHODS OF PURCHASE PAYMENT. The contract may allow one or more of the following purchase payment methods:

-- Lump-sum payments--A one-time payment to your account in the form of a transfer from a previous plan; and/or

-- Installment payments--More than one payment made over time to your account.

The plan and the contract may have certain rules or restrictions that apply to use of these two methods. For example, we may require that installment payments meet certain minimums.

ALLOCATION OF PURCHASE PAYMENTS. The contract holder or you, if the contract holder permits, directs us to allocate initial contributions to the investment options available under the plan. Generally, you will specify this information on your enrollment materials. After your enrollment, changes to allocations for future purchase payments or transfer of existing balances among investment options may be requested in writing and, where available, by telephone or electronically. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected. See "Investment Options" and "Transfers."

TAX CODE RESTRICTIONS. The Tax Code places some limitations on contributions to your account. See "Taxation."

FACTORS TO CONSIDER IN THE PURCHASE DECISION. The decision to purchase or participate in the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

(1) LONG-TERM INVESTMENT--This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 59 1/2.

(2) INVESTMENT RISK--The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3) FEATURES AND FEES--The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4) EXCHANGES--If this contract will be a replacement for another annuity contract or mutual fund option under the plan, you should compare the two options carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

CONTRACT OWNERSHIP AND RIGHTS
----------------------------------------------

WHO OWNS THE CONTRACT? The contract holder. This is the person or entity to whom we issue the contract.

WHO OWNS MONEY ACCUMULATED UNDER THE CONTRACT? Under the contract, we may establish one or more accounts for you. Generally, we establish an employee account to receive salary reduction and rollover amounts and an employer account to receive employer contributions. You have the right to the value of your employee account and any employer account to the extent that you are vested under the plan as interpreted by the contract holder.

WHO HOLDS RIGHTS UNDER THE CONTRACT? The contract holder holds all rights under the contract. The contract holder may permit you to exercise some of those rights. For example, the contract holder may allow you to choose investment options. For additional information about the respective rights of the contract holder and participants, see Appendix II.

RIGHT TO CANCEL
----------------------------------------------

WHEN AND HOW TO CANCEL. If the contract holder chooses to cancel a contract, we must receive the contract and a written notice of cancellation within 10 days (or a longer period if required by state law) after the contract holder's receipt of the contract.

If you wish to cancel participation in the contract and are allowed to do so under the contract and the plan, you must send the document evidencing your participation and a written notice of cancellation to the Company within 10 days (or a longer period if required by state law) after you receive confirmation of your participation in the contract.

REFUNDS. We will produce a refund not later than seven days after we receive the required documents and written notice in good order at our USFS Customer Service Center. The refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested. Any mortality and expense risk charges and administrative expense charges (if any) deducted during the period you held the contract will not be returned. In certain states, we are required to refund contributions. When a refund of contributions is not required, the investor bears any investment risk.

[SIDE NOTE]
TYPES OF FEES
There are certain types of fees or charges which you may incur under the contract:
-- Fees Deducted from the Subaccounts
   - Mortality and Expense Risk Charge
   - Administrative Expense Charge
-- Fund Expenses
-- Premium and Other Taxes
[END SIDE NOTE]

FEES
----------------------------------------------

The following repeats and adds to information provided in the "Fee Table" section. Please review both this section and the "Fee Table" section for information on fees.

FEES DEDUCTED FROM THE SUBACCOUNTS

MORTALITY AND EXPENSE RISK CHARGE

MAXIMUM AMOUNT. 1.00% annually of your account value invested in the subaccounts during the accumulation phase and 1.25% annually of your account value invested in the subaccounts during the income phase.

WHEN/HOW. This fee is deducted daily from the subaccounts. We do not deduct this from the Fixed Plus Account.

PURPOSE. This fee compensates us for the mortality and expense risks we assume under the contracts.

-- The mortality risks are those risks associated with our promise to make lifetime payments based on annuity rates specified in the contracts and our funding of the death benefits and other payments we make to owners or beneficiaries of the accounts.

-- The expense risk is the risk that the actual expenses we incur under the contracts will exceed the maximum costs that we can charge.

If the amount we deduct for this fee is not enough to cover our mortality costs and expenses under the contracts, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this fee.

REDUCTION. We may reduce the mortality and expense risk charge from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder in writing. Some contracts have a reduced mortality and expense risk charge only during the accumulation phase of the account which then increases during the income phase (but not beyond the maximum amount). Any reduction will reflect differences in expenses for administration based on such factors as:

-- The expected level of assets under the plan (under some contracts, we may aggregate accounts under different contracts issued by the Company to the same contract holder);

-- The size of the prospective group, projected annual number of eligible participants and the program's participation rate;

-- The plan design (for example, the plan may favor stability of invested assets and limit the conditions for withdrawals, loans and available investment options, which in turn lowers administrative expenses);

-- The frequency, consistency and method of submitting payments and loan repayments;

-- The method and extent of onsite services we provide and the contract holder's involvement in services such as enrollment and ongoing participant services;

-- The contract holder's support and involvement in the communication, enrollment, participant education and other administrative services;

-- The projected frequency of distributions; and

-- The type and level of other factors that affect the overall administrative expense.

We will determine any reduction of mortality and expense risk on a basis that is not unfairly discriminatory according to our rules in effect at the time a contract application is approved. We reserve the right to change these rules from time to time.

ADMINISTRATIVE EXPENSE CHARGE

MAXIMUM AMOUNT. We currently do not impose this fee. However, we reserve the right to charge an administrative expense charge of up to 0.25% annually of your account value invested in the subaccounts.

WHEN/HOW. If charged, this fee is deducted daily from the subaccounts. We will not deduct this from the Fixed Plus Account. This fee may be assessed during the accumulation phase and the income phase. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply to you during the entire income phase.

PURPOSE. This fee helps defray our administrative expenses that cannot be covered by the mortality and expense charge described above. The fee is not intended to exceed our average expected cost of administering the contracts. We do not expect to make a profit from this fee.

REDUCTION. If we charge the administrative expense charge, we may reduce it from the maximum when the plan meets certain criteria and we agree to the reduction with the contract holder, in writing. The level of the fee may be reassessed and increased or decreased at each contract anniversary as the characteristics of the group change.

FUND EXPENSES

AMOUNT. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees.

In addition, to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2002, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company.


For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

WHEN/HOW. Fund fees are not deducted from your account. Fund advisory fees and expenses are reflected in the daily value of the fund shares, which will in turn affect the daily value of each subaccount.

PURPOSE. These amounts help to pay the fund's investment advisor and operating expenses.

PREMIUM AND OTHER TAXES

MAXIMUM AMOUNT. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

WHEN/HOW. We reserve the right to deduct a charge for premium taxes from your account value or from purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct a charge for premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, the Company reserves the right to assess a charge for any federal taxes due against the separate account. See "Taxation."

YOUR ACCOUNT VALUE
----------------------------------------------

During the accumulation phase, your account value at any given time equals:

-- Account dollars directed to the Fixed Plus Account, including interest earnings to date; less

-- Any deductions from the Fixed Plus Account (e.g. withdrawals); plus

-- The current dollar value of amounts held in the subaccounts, which takes into account investment performance and fees deducted from the subaccounts.

SUBACCOUNT ACCUMULATION UNITS. When a fund is selected as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account I subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

ACCUMULATION UNIT VALUE (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The value of accumulation units vary daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge, and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

VALUATION. We determine the AUV every business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time, we calculate the current AUV by multiplying the AUV last calculated by the "net investment factor" of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

NET INVESTMENT FACTOR. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

NET INVESTMENT RATE. The net investment rate is computed according to a formula that is equivalent to the following:

-- The net assets of the fund held by the subaccount as of the current valuation; minus

-- The net assets of the fund held by the subaccount at the preceding valuation;
   plus or minus

-- Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed);

-- Divided by the total value of the subaccount's units at the preceding valuation;

-- Minus a daily deduction for the mortality and expense risk charge and the administrative expense charge, if any. See "Fees."

The net investment rate may be either positive or negative.

HYPOTHETICAL ILLUSTRATION. As a hypothetical illustration, assume that an investor contributes $5,000 to his account and directs us to invest $3,000 in Fund A and $2,000 in Fund B. After receiving the contribution and following the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time), the applicable AUV's are $10 for Subaccount A, and $25 for Subaccount B. The investor's account is credited with 300 accumulation units of subaccount A, and 80 accumulation units of subaccount B.

STEP 1: An investor contributes
$5,000.

STEP 2:
A. He directs us to invest $3,000 in
   Fund A. His dollars purchase 300
   accumulation units of Subaccount A
   ($3,000 divided by the current $10
   AUV).

B. He directs us to invest $2,000 in
   Fund B. His dollars purchase 80
   accumulation units of Subaccount B
   ($2,000 divided by the current $25
   AUV).

STEP 3: The separate account then
purchases shares of the applicable
funds at the current market value (net
asset value or NAV).


                            $5,000 contribution
                                   STEP 1
                      ING Insurance Company of America
                                   STEP 2
                         VARIABLE ANNUITY ACCOUNT I
      Subaccount A              Subaccount B                  Etc.
 300 accumulation units    80 accumulation units
                      STEP 3
         Fund A                    Fund B


The fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

[SIDE NOTE]
DEDUCTIONS FOR TAXES
Amounts withdrawn may be subject to tax penalties and withholding. See "Taxation". To determine which may apply, refer to the appropriate sections of this prospectus, contact your local representative or call the Company at the number listed in "Contract Overview--Questions."
[END SIDE NOTE]

PURCHASE PAYMENTS TO YOUR ACCOUNT. If all or a portion of initial purchase payments are directed to the subaccounts, they will purchase subaccount accumulation units at the AUV next computed after our acceptance of the applicable application or enrollment forms, as described in "Contract Purchase and Participation." Subsequent purchase payments or transfers directed to the subaccounts that we receive in good order by the close of business of the New York Stock Exchange will purchase subaccount accumulation units at the AUV computed after the close of the Exchange on that day. The value of subaccounts may vary day to day.

WITHDRAWALS
----------------------------------------------

MAKING A WITHDRAWAL. Subject to limitations on withdrawals from the Fixed Plus Account and other restrictions (see "Withdrawal Restrictions" below), the contract holder, or you if permitted by the plan, may withdraw all or a portion of your account value at any time during the accumulation phase.

STEPS FOR MAKING A WITHDRAWAL. The contract holder, or you if permitted by the plan, must:

-- Select the withdrawal amount.
   - Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, plus the amount available for withdrawal from the Fixed Plus Account.
   - Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. The amount available from the Fixed Plus Account may be limited.
     For a description of limitations on withdrawals from the Fixed Plus Account, see Appendix I.

-- Select investment options. If this is not specified, we will withdraw dollars in the same proportion as the values you hold in the various investment options from each investment option in which you have an account value.

-- Properly complete a disbursement form and submit it to the USFS Customer
   Service Center.

CALCULATION OF YOUR WITHDRAWAL. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value either:

(1) As of the next valuation date after we receive a request for withdrawal in good order at our USFS Customer Service Center; or

(2) On such later date as specified on the disbursement form.

DELIVERY OF PAYMENT. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, we will send your payment not later than seven calendar days following our receipt of your disbursement form in good order.

REINVESTMENT PRIVILEGE. The contracts allow a one-time use of a reinvestment privilege. Within 30 days after a full withdrawal, if allowed by law, you may elect to reinvest all or a portion of the proceeds. We must receive reinvested amounts within 60 days of the withdrawal. We will credit the account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested. We will reinvest in the same investment options and proportions in place at the time of withdrawal. Seek competent advice regarding the tax consequences associated with reinvestment.

WITHDRAWAL RESTRICTIONS. Some plans may have other limits on withdrawals, other than or in addition to those listed below.

-- Section 403(b)(11) of the Tax Code prohibits withdrawals under 403(b) contracts prior to your death, disability, attainment of age 59 1/2, severance from employment, or financial hardship, of the following:
    (1) Salary reduction contributions made after December 31, 1988 and;
    (2) Earnings on those contributions and earnings on amounts held before 1989 and credited after December 31, 1988 (these amounts are not available for hardship withdrawals).

-- The contract may require that the contract holder certify that you are eligible for the distribution.

LOANS
----------------------------------------------

AVAILABILITY. If allowed by the contract and the plan, you may take out a loan from your account value during the accumulation phase. Some contracts restrict loans from your employer account. Loans are only allowed from amounts allocated to certain subaccounts and the Fixed Plus Account. Additional restrictions may apply under the Tax Code or due to our administrative practices.

REQUESTS. If you are eligible to obtain a loan, you may request one by properly completing the loan request form and submitting it to our Home Office. Read the terms of the loan agreement before submitting any request.

[SIDE NOTE]
FEATURES OF A SYSTEMATIC DISTRIBUTION OPTION
If available under your plan, a Systematic Distribution Option allows you to receive regular payments from your account without moving into the income phase. By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase. Because the account remains in the accumulation phase, all accumulation phase charges continue to apply. [END SIDE NOTE]

SYSTEMATIC DISTRIBUTION OPTIONS
----------------------------------------------

AVAILABILITY OF SYSTEMATIC DISTRIBUTION OPTIONS. These options may be exercised at any time during the accumulation phase of the contract. To exercise one of these options the account value must meet any minimum dollar amount and age criteria applicable to that option. To determine what systematic distribution options are available, check with the contract holder or the Company. The Company reserves the right to discontinue the availability of one or all of the systematic distribution options at any time, and/or to change the terms for future elections.

Systematic distribution options currently available under the contract include the following:

-- SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from your account based on a payment method you select. It is designed for those who want a periodic income while retaining accumulation phase investment flexibility for amounts accumulated under the account. (This option may not be available if you have an outstanding loan.)

-- ECO--ESTATE CONSERVATION OPTION. Also allows you to maintain the account in the accumulation phase and provides periodic payments designed to meet the Tax Code's minimum distribution requirement. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 (for certain plans, 70 1/2 or retirement, if later) and pays you that amount once a year.

-- OTHER SYSTEMATIC DISTRIBUTION OPTIONS may be available from time to time.
   Additional information relating to any of the systematic distribution options may be obtained from your local representative or from the Company's USFS Customer Service Center.

ELECTING A SYSTEMATIC DISTRIBUTION OPTION. The contract holder, or you if permitted by the plan, makes the election of a systematic distribution option. For some contracts, the contract holder must provide the Company with certification that the distribution is in accordance with terms of the plan.

TERMINATING A SYSTEMATIC DISTRIBUTION OPTION. Once you elect a systematic distribution option, you may revoke it at any time through a written request to our USFS Customer Service Center. Once revoked, an option may not be elected again, until the next calendar year, nor may any other systematic distribution option be elected, unless the Tax Code permits it.

TAX CONSEQUENCES. Withdrawals received through these options and revocations of elections may have tax consequences. See "Taxation."

[SIDE NOTE]
DURING THE INCOME PHASE
This section provides information about the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase." [END SIDE NOTE]

DEATH BENEFIT
----------------------------------------------

The contract provides a death benefit in the event of your death, which is payable to the beneficiary named under the contract (contract beneficiary). The contract holder must be named as the contract beneficiary, but may direct that we make any payments to the beneficiary you name under the plan (plan beneficiary).


DURING THE ACCUMULATION PHASE

PAYMENT PROCESS

1. Following your death, the contract beneficiary (on behalf of the plan beneficiary, if applicable) must provide the Company with proof of death acceptable to us and a payment request in good order.

2. The payment request should include selection of a benefit payment option.

3. Within seven days after we receive proof of death acceptable to us and payment request in good order at our USFS Customer Service Center, we will mail payment, unless otherwise requested.

Until one of the benefit payment options listed below is selected, account dollars will remain invested as at the time of your death, and no distributions will be made.

BENEFIT PAYMENT OPTIONS. The following payment options are available, if allowed by the Tax Code:

-- Lump-sum payment;

-- Payment under an available income phase payment option (see "Income
   Phase-Payment Options"); and

-- If the contract beneficiary or plan beneficiary is your spouse, payment under an available Systematic Distribution Option (not available under all plans).

The account value may also remain invested in the contract, however, the Tax Code limits how long the death benefit proceeds may be left in this option.

DEATH BENEFIT CALCULATION. The death benefit will be based on your account value. The death benefit is calculated as of the next time we value your account following the date on which we receive proof of death and payment request in good order. In addition to this amount, some states require we pay interest calculated from date of death at a rate specified by state law.

The contracts provide a guaranteed death benefit if the contract beneficiary (on behalf of the plan beneficiary, if applicable) elects a lump-sum distribution or an income phase payment option within six months of your death. The guaranteed death benefit is the greater of:

(a) Your account value on the day that notice of death and request for payment are received in good order at our USFS Customer Service Center; or

(b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account and any outstanding loan amount.

TAX CODE REQUIREMENTS. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

THE INCOME PHASE
----------------------------------------------

During the income phase you receive payments from your accumulated account value.

INITIATING INCOME PHASE PAYMENTS. At least 30 days prior to the date you want to start receiving payments, the contract holder, or you if permitted by the plan, must notify us in writing of the following:

-- Start date;

-- Income phase payment option (see the income phase payment options table in this section);

-- Income phase payment frequency (i.e., monthly, quarterly, semi-annually or annually);

-- Choice of fixed or variable income phase payments;

-- Selection of an assumed net investment rate (only if variable income phase payments are elected); and

-- Under some plans, certification from your employer and/or submission of the appropriate forms is also required.

The account will continue in the accumulation phase until the contract holder or you, as applicable, properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed; however, certain options allow you to withdraw a lump sum.

WHAT AFFECTS INCOME PHASE PAYMENT AMOUNTS? Some of the factors that may affect income phase payment amounts include: your age, your account value, the income phase payment option selected, number of guaranteed payments (if any) selected, and whether you select variable or fixed payments.

FIXED INCOME PHASE PAYMENTS. Amounts funding fixed income phase payments will be held in the Company's general account. Fixed payments will remain the same over time.

VARIABLE INCOME PHASE PAYMENTS. Amounts funding your variable income phase payments will be held in the subaccount(s) selected. Some contracts may restrict the subaccounts available, the number of investment options to be selected and how many transfers, if any, are allowed among options during the income phase. For variable payments, an assumed net investment rate must be selected.

INCOME PHASE PAYMENTS FROM FIXED PLUS ACCOUNT VALUES. If a nonlifetime income phase payment option is selected, payment of amounts held in the Fixed Plus Account during the accumulation phase may only be made on a fixed basis.

ASSUMED NET INVESTMENT RATE. If you select variable income phase payments, an assumed net investment rate must also be selected. If you select a 5% rate, your first payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Payment amounts will decline if the investment performance is less than 5%, after deduction of fees.

If you select a 3 1/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts you selected.

For more information about selecting an assumed net investment rate, request a copy of the Statement of Additional Information by calling us. See "Contract Overview--Questions."

SELECTING AN INCREASING PAYMENT. Under certain income phase payment options, if you select fixed payments, you may elect an increase of one, two, or three percent, compounded annually. The higher your percentage, the lower your initial income phase payment will be, while future payments will increase each year at a greater rate.

Generally, this feature is not available with cash refund payment options and nonlifetime options.

CHARGES DEDUCTED

-- When you select an income payment phase option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so.

-- We may also deduct a daily administrative charge from amounts held in the subaccounts. We are not currently deducting this charge, but reserve the right to do so in the future. The maximum amount is 0.25% on an annual basis of your account value invested in the subaccount. If we are imposing this fee under the contract issued in connection with your plan when you enter the income phase, the fee will apply throughout the entire income phase.

REQUIRED MINIMUM PAYMENT AMOUNTS. The initial income phase payment or the annual income phase payment total must meet the minimums stated in the contract. If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

DEATH BENEFIT DURING THE INCOME PHASE. The death benefits that may be available to a beneficiary are outlined in the income phase payment option table below. If a lump-sum payment is due as a death benefit, we will make payment within seven calendar days after we receive proof of death acceptable to us in good order and the payment request at our USFS Customer Service Center.

TAXATION. To avoid certain tax penalties, you and any beneficiary must meet the distribution rules imposed by the Tax Code. See "Taxation."

INCOME PHASE PAYMENT OPTIONS

The following tables list the income phase payment options and accompanying death benefits which may be available under the contracts. Some contracts restrict the options and the terms available. Refer to your certificate or check with your contract holder for details. We may offer additional income phase payment options under the contract from time to time.

TERMS USED IN THE TABLES:

ANNUITANT: The person(s) on whose life expectancy the income phase payments are calculated.

BENEFICIARY: The person designated to receive the death benefit payable under the contract.

---------------------------------------------------------------------------------------
                         LIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives. It is possible that only one payment will be made should the
Life Income                annuitant die prior to the second payment's due date.
                           DEATH BENEFIT--NONE: All payments end upon the annuitant's death.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as
Life Income--              otherwise specified in the contract.
Guaranteed                 DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant
Payments                   dies before we have made all the guaranteed payments, we
                           will pay the beneficiary a lump sum (unless otherwise
                           requested) equal to the present value of the remaining
                           guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
                           It is possible that only one payment will be made should
                           both annuitants die before the second payment's due date.
                           CONTINUING PAYMENTS:
                           (A)When you select this option you choose for 100%, 66 2/3%
Life Income--Two           or 50% of the payment to continue to the surviving annuitant
Lives                      after the first death; or
                           (B)100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment to continue to the second annuitant on the annuitant's death.
                           DEATH BENEFIT--NONE: All payments end after the death of
                           both annuitants.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives, with payments guaranteed for your choice of 5 to 30 years, or as otherwise specified in the contract.
Life Income--Two           CONTINUING PAYMENTS: 100% of the payment to continue to the
Lives--Guaranteed          surviving annuitant after the first death.
Payments                   DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If both
                           annuitants die before the guaranteed payments have all been paid, we will pay the beneficiary a lump sum (unless
                           otherwise requested) equal to the present value of the
                           remaining guaranteed payments.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as the annuitant lives.
Life Income--Cash          DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: Following the
Refund Option              annuitant's death, we will pay a lump-sum payment equal to
(fixed payment only)       the amount originally applied to the payment option (less
                           any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: For as long as either annuitant lives.
Life Income--Two           CONTINUING PAYMENT: 100% of the payment to continue after
Lives--Cash                the first death.
Refund Option              DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: When both
(fixed payment             annuitants die, we will pay a lump- sum payment equal to the
only)                      amount applied to the income phase payment option (less any premium tax) and less the total amount of fixed income phase payments paid.
---------------------------------------------------------------------------------------
                       NONLIFETIME INCOME PHASE PAYMENT OPTIONS
---------------------------------------------------------------------------------------
                           LENGTH OF PAYMENTS: Payments will continue for the number of years you choose, based on what is available under the
                           contract. For amounts held in the Fixed Plus Account during the accumulation phase, the income phase payment must be on a fixed basis. In certain cases a lump-sum payment may be
Nonlifetime--              requested at any time (see below).
Guaranteed Payments        DEATH BENEFIT--PAYMENT TO THE BENEFICIARY: If the annuitant dies before we make all the guaranteed payments, any
                           remaining guaranteed payments will continue to the
                           beneficiary unless the beneficiary elects to receive the
                           present value of the remaining guaranteed payments in a lump sum.
---------------------------------------------------------------------------------------
LUMP-SUM PAYMENT: If the Nonlifetime--Guaranteed Payments option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. Lump-sum payments will be sent within seven calendar days after we receive the request for payment in good order at the USFS Customer Service Center.
CALCULATION OF LUMP-SUM PAYMENTS: If a lump-sum payment is available to a beneficiary or to you in the options above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income phase payments (i.e., the actual fixed rate used for the fixed payments, or the 3 1/2% or 5%
assumed net investment rate for variable payments).
---------------------------------------------------------------------------------------

[SIDE NOTE]
IN THIS SECTION
-- Introduction
-- Your Retirement Plan
-- Withdrawals and other Distributions
   - Taxation of Distributions
   - Taxation of Death Benefits
   - 10% Penalty Tax
   - Withholding for Federal Income Tax Liability
-- Minimum Distribution Requirements
-- Rules Specific to Certain Plans
   - 403(b) Plans
   - 401(a) Plans
-- Taxation of the Company
When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
[END SIDE NOTE]

TAXATION
----------------------------------------------

INTRODUCTION

This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

-- Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract.

-- Tax laws change. It is possible that a change in the future could affect contracts issued in the past.

-- This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions.

-- We do not make any guarantee about the tax treatment of the contract or transactions involving the contract.

 We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information contact the Internal Revenue Service (IRS).

YOUR RETIREMENT PLAN

The tax rules applicable to retirement plans vary according to plan type, and terms and conditions of the plan. To understand what tax rules apply, you need to know the Tax Code section under which your plan qualifies. Contact your plan sponsor, local representative or the Company to learn which Tax Code section applies to your plan.

PLAN TYPES. The contract is designed for use with retirement plans that qualify under Tax Code sections 401(a) or 403(b). The contract provides the investment options, payout options, and other features described in this prospectus, but does not provide tax benefits beyond those provided by the plan. You will not generally pay taxes on earnings from the annuity contract described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements under Tax Code sections 401(a) or 403(b) also generally defer payment of taxes on earnings until they are withdrawn. (See "Taxation of Distributions" later in this "Taxation" section for a discussion of how distributions under the various types of plans are taxed.) When an annuity contract is used to fund one of these tax-qualified retirement arrangements, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by the tax-qualified retirement arrangement. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your alternatives with your financial representative.

THE CONTRACT AND RETIREMENT PLANS. Contract holders and contract participants are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract.

Because the plan is not part of the contract, we are not bound by any plan's terms or conditions.

WITHDRAWALS AND OTHER DISTRIBUTIONS

Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers and any death benefit.

We report the taxable portion of all distributions to the IRS.

TAXATION OF DISTRIBUTIONS

All distributions from 401(a) and 403(b) plans are taxed as received unless:

-- The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account (IRA) in accordance with the Tax Code, or

-- You made after-tax contributions to the plan. In this case, depending on the type of distribution, a portion may be excluded from gross income according to rules detailed in the Tax Code.

TAXATION OF DEATH BENEFITS

In general, payments received by your designated beneficiaries after your death are taxed in the same manner as if you had received those payments.

10% PENALTY TAX

The Tax Code imposes a 10% penalty tax on the taxable portion of any distribution from a 401(a) or 403(b) plan, unless certain exceptions, including one or more of the following have occurred:
(a)  You have attained age 59 1/2;
(b)  You have become disabled, as defined in the Tax Code;
(c)  You have died;
(d)  You have separated from service with the plan sponsor at or after age 55;
(e) The distribution amount is rolled over into another eligible plan or to an IRA in accordance with the terms of the Tax Code;
(f) The distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary, and you have had a separation from service with the plan sponsor; or
(g)  The distribution is made due to an IRS levy upon your account.

In addition, the penalty tax does not apply to the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Tax Code. The Tax Code may impose other penalty taxes in other circumstances.

WITHHOLDING FOR FEDERAL INCOME TAX LIABILITY

Any taxable distributions under the contracts are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status.

Generally, under these plans you or a designated beneficiary may elect not to have tax withheld from distributions. However, certain distributions from these plans are subject to a mandatory 20% federal income tax withholding.

NON-RESIDENT ALIENS. If you or a designated beneficiary is a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

MINIMUM DISTRIBUTION REQUIREMENTS

To avoid certain tax penalties, you and any designated beneficiary must meet the minimum distribution requirements imposed by the Tax Code. These rules may dictate one or more of the following:

-- Start date for distributions;

-- The time period in which all amounts in your account(s) must be distributed;
   and

-- Distribution amounts.

START DATE. Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

-- You are a 5% owner, in which case such distributions must begin by April 1st of the calendar year following the calendar year in which you attain age
   70 1/2; or

-- Under 403(b) plans, if the Company maintains records of amounts held as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TIME PERIOD. We must pay out distributions from the contract over one of the following time periods:

-- Over your life or the joint lives of you and your designated beneficiary; or

-- Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

50% EXCISE TAX. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

MINIMUM DISTRIBUTION OF DEATH BENEFITS. Different distribution requirements apply if your death occurs:

-- After you begin receiving minimum distributions under the contract; or

-- Before you begin receiving such distributions.

Should you die before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2003, your entire balance must be distributed to the designated beneficiary by December 31, 2008. However, if the distribution begins by December 31 of the calendar year following the calendar year of your death, then payments may be made in one of the following time-frames:

-- Over the life of the designated beneficiary; or

-- Over a period not extending beyond the life expectancy of the designated beneficiary.

START DATES FOR SPOUSAL BENEFICIARIES. If the designated beneficiary is your spouse, the distribution must begin on or before the later of the following:

-- December 31 of the calendar year following the calendar year of your death;
   or

-- December 31 of the calendar year in which you would have attained age 70 1/2.

RULES SPECIFIC TO CERTAIN PLANS

403(b) PLANS

Under Tax Code section 403(b), contributions made by public school systems or nonprofit healthcare organizations and other Tax Code section 501(c)(3) tax exempt organizations to purchase annuity contracts for their employees are generally excludable from the gross income of the employee. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to any person except to an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p) or to the Company as collateral for a loan.

EXCLUSIONS FROM GROSS INCOME. In order to be excludable from gross income for federal income tax purposes, total annual contributions made by you and your employer cannot exceed, generally, the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457.

This limit applies to your contributions as well as to any contributions made by your employer on your behalf. An additional limit specifically limits your salary reduction contributions to a 403(b) plan to generally no more than $12,000 in 2003. This limit is scheduled to increase as follows:

   - $13,000 in 2004;

   - $14,000 in 2005;

   - $15,000 in 2006.

After 2006, contribution limits will be subject to indexing. Your own limit may be higher or lower, depending upon certain conditions.

Payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

CATCH-UP CONTRIBUTIONS. Notwithstanding the contribution limit provided for above, for any plan year beginning on or after January 1, 2002, a participant in a 403(b) plan who is at least age 50 by the end of the plan year may contribute an additional amount not to exceed the lesser of:

(a)  The amount provided for in Tax Code Section 414(v)(2)(B) as follows:

   -- $2,000 in 2003;

   -- $3,000 in 2004;

   -- $4,000 in 2005;

   -- $5,000 in 2006 and thereafter; or

(b) The participant's compensation for the year reduced by any other elective deferrals of the participant for the year.

An additional catch-up may be available. For advice on using the contribution catchup provisions, please consult with your tax advisor.

RESTRICTIONS ON DISTRIBUTIONS. Tax Code section 403(b)(11) restricts the distribution under Section 403(b) contracts of:

-- Salary reduction contributions made after December 31, 1988;

-- Earnings on those contributions; and

-- Earnings during such period on amounts held as of December 31, 1988.

Distribution of those amounts may only occur upon your death, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to salary reduction contributions and credited on or after January 1, 1989 may not be distributed in the case of hardship.

TRANSFERS FROM 403(b)(7) CUSTODIAL ACCOUNTS. If, pursuant to Revenue
Ruling 90-24, the Company agrees to accept, under any of the contracts, amounts transferred from a Tax Code section 403(b)(7) custodial account, such amounts will be subject to the withdrawal restrictions set forth in Tax Code section 403(b)(7)(A)(ii).

TAXATION OF GAINS PRIOR TO DISTRIBUTION. Generally no amounts accumulated under the contract will be taxable prior to the time of actual distribution.

However, the IRS has stated in published rulings that a variable contract owner, including participants under Tax Code section 403(b) plans, will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income.

The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the owner from being considered the federal tax owner of a pro rata share of the assets of the separate account.

401(a) PLANS

Tax Code section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans.

ASSIGNMENT OR TRANSFER OF CONTRACTS. Adverse tax consequences to the plan and/or to you may result if your beneficial interest in the contract is assigned or transferred to persons other than:

(1) a plan participant as a means to provide benefit payments;

(2) an alternate payee under a qualified domestic relations order in accordance with Tax Code section 414(p); or

(3) to the Company as collateral for a loan.

EXCLUSION FROM GROSS INCOME. The Tax Code imposes a maximum limit on annual payments to your account(s) that may be excluded from gross income. The employer must calculate this limit under the plan in accordance with Tax Code section 415. This limit is generally the lesser of 100% of your compensation or $40,000. Compensation means your compensation from the employer sponsoring the plan and, for years beginning after December 31, 1997, includes any elective deferrals under Tax Code section 402(g) and any amounts not includible in gross income under Tax Code sections 125 or 457. The limit applies to your contributions as well as any contributions made by your employer on your behalf. Your own limits may be higher or lower, depending on certain conditions. In addition, payments to your account(s) will be excluded from your gross income only if the plan meets certain nondiscrimination requirements.

TAXATION OF THE COMPANY

We are taxed as a life insurance company under the Tax Code. Variable Annuity Account I is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed to the extent that such income and gains are applied to increase reserves under the contracts. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

OTHER TOPICS
----------------------------------------------

THE COMPANY

ING Insurance Company of America (the Company, we, us, our) issues the contracts described in this prospectus and is responsible for providing each contract's insurance and annuity benefits.

We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the insurance laws of the State of Florida in 2000. We are an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

                        Corporate Center One
                        2202 North Westshore Boulevard
                        Suite 350
                        Tampa, Florida 33607

VARIABLE ANNUITY ACCOUNT I

We established Variable Annuity Account I (the "separate account") in 1994 as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940 (the "40 Act"). It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into "subaccounts." These subaccounts invest directly in shares of a corresponding fund.

Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

PERFORMANCE REPORTING

We may advertise different types of historical performance for the subaccounts including:

-- Standardized average annual total returns; and

-- Non-standardized average annual total returns.

We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds. For further details regarding performance reporting and advertising, request a Statement of Additional Information at the number listed in "Contract Overview--Questions."

STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent one, five and 10-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account.

We include all recurring charges during each period (e.g., mortality and expense risk charges and administrative expense charges (if any)).

NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS. We calculate non-standardized average annual total returns in a similar manner as that stated above, except nonstandardized returns may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

VOTING RIGHTS

Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. Generally, under contracts issued in connection with section 403(b) or 401(a) plans, you have a fully vested interest in the value of your employee account, and in your employer account to the extent of your vested percentage in the plan. Therefore, under such plans you generally have the right to instruct the contract holder how to direct us to vote shares attributable to your account. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes, whole and fractional, any person is entitled to direct will be determined as of the record date set by any fund in which that person invests through the subaccounts.

-- During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.

-- During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

CONTRACT DISTRIBUTION

The Company's affiliate, ING Financial Advisers, LLC, serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors".

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

Aeltus Capital, Inc.                                ING Direct Funds Limited
BancWest Investment Services, Inc.                  ING DIRECT Securities, Inc.
Baring Investment Services, Inc.                    ING Funds Distributor, Inc.
Compulife Investor Services, Inc.                   ING Furman Selz Financial Services LLC
Directed Services, Inc.                             ING TT&S (U.S.) Securities, Inc.
Financial Network Investment Corporation            Locust Street Securities, Inc.
Granite Investment Services, Inc.                   Multi-Financial Securities Corporation
Guaranty Brokerage Services, Inc.                   PrimeVest Financial Services, Inc.
IFG Network Securities, Inc.                        Systematized Benefits Administrators, Inc.
ING America Equities, Inc.                          United Variable Services, Inc.
ING Barings Corp.                                   VESTAX Securities Corporation
                                                    Washington Square Securities, Inc.

COMMISSION PAYMENTS. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that may be paid with respect to a given purchase payment is the first-year percentage which ranges from 1% to a maximum of 7% of the first year of payments to an account. Renewal commissions paid on payments made after the first year and, under group contracts, asset-based service fees may also be paid. The average of all commissions and asset-based service fees paid is estimated to equal approximately 5% of the total payments made over the life of an average contract. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. However, any such compensation will be paid in accordance with NASD rules. In addition, the Company may provide additional compensation to its supervisory and other management personnel if the overall amount of investments in funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may be also reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your enrollment materials.

THIRD PARTY COMPENSATION ARRANGEMENTS. Occasionally:

-- Commissions and fees may be paid to distributors affiliated or associated with the contract holder, you and/or other contract participants; and/or

-- The Company may enter into agreements with entities associated with the contract holder, you and/or other participants. Through such agreements, we may pay the entities for certain services in connection with administering the contract.

In both these circumstances there may be an understanding that the distributor or entities would endorse us as a provider of the contract. You will be notified if you are purchasing a contract that is subject to these arrangements.

CONTRACT MODIFICATION

We may change the tables for determining the amount of income phase payments attributable only to contributions accepted after the effective date of the change, without contract holder consent. Such a change will not become effective earlier than twelve months after (1) the effective date of the contract, or
(2) the effective date of a previous change. We will notify the contract holder in writing at least 30 days before the effective date of the change. We may not make contract changes which adversely affect the annuity benefits attributable to contributions already made to the contract.

LEGAL MATTERS AND PROCEEDINGS

We are not aware of any pending legal proceedings which involve the separate account as a party. The validity of the securities offered by this prospectus has been passed upon by Counsel to the Company.

We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contract.

ING Financial Advisers, LLC, the principal underwriter and distributor of the contract, is not involved in any legal proceeding which, in the opinion of management, is likely to have material adverse effect on its ability to distribute the contract.

PAYMENT DELAY OR SUSPENSION

We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:

(a) On any valuation date when the New York Stock Exchange is closed (except customary weekend and holiday closings), or when trading on the Exchange is restricted;

(b) When an emergency exists as determined by the SEC so that disposal of securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable for us fairly to determine the value of the subaccount's assets; or

(c) During any other periods the SEC may by order permit for the protection of investors.

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

TRANSFER OF OWNERSHIP; ASSIGNMENT

An assignment of a contract will only be binding on us if it is made in writing and sent to us at our USFS Customer Service Center. We will use reasonable procedures to confirm that the assignment is authentic, including verification of signature. If we fail to follow our own procedures, we will be liable for any to you directly resulting from the failure. Otherwise, we are not responsible for the validity of any assignment. The rights of the contract holder and the interest of the annuitant and any beneficiary will be subject to the rights of any assignee we have on our records.

ACCOUNT TERMINATION

Where allowed by state law, we reserve the right to terminate an individual account if the account value is less than $3,500 and this value is not due to negative investment performance. We will notify you or the contract holder 90 days prior to terminating the account.

INTENT TO CONFIRM QUARTERLY

We will provide confirmation of scheduled transactions quarterly rather than immediately to the participant.

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------

The Statement of Additional Information contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account I

Offering and Purchase of Contracts

Performance Data

    General

    Average Annual Total Return Quotations

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Insurance Company of America

                                   APPENDIX I
                               FIXED PLUS ACCOUNT
------------------------------------------------------------------

The Fixed Plus Account is an investment option available during the accumulation phase.

Amounts allocated to the Fixed Plus Account are held in the Company's general account which supports insurance and annuity obligations.

     Additional information about this option may be found in the contract.

GENERAL DISCLOSURE. Interests in the Fixed Plus Account have not been registered with the SEC in reliance upon exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding the Fixed Plus Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements. Disclosure in this Appendix regarding the Fixed Plus Account has not been reviewed by the SEC.

CERTAIN RESTRICTIONS. We reserve the right to limit investment in or transfers to the Fixed Plus Account. You may not elect certain withdrawal options, including the systematic distribution option, if you have requested a Fixed Plus Account transfer or withdrawal in the prior 12-month period. Under certain emergency conditions, we may defer payment of a withdrawal from the Fixed Plus Account for a period of up to six months or as provided by federal law.

INTEREST RATES. The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company. Amounts applied to the Fixed Plus Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Plus Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield.

Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

REQUESTS FOR PARTIAL WITHDRAWALS. The contract holder or you, if permitted by the plan, may take up to 20% of the Fixed Plus Account value as a partial withdrawal in each twelve (12) month period. We determine the amount eligible for partial withdrawal as of the date we receive a request for partial withdrawal in good order at our USFS Customer Service Center. The amount allowed for partial withdrawal is reduced by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of a systematic distribution option.

WAIVER OF PARTIAL WITHDRAWAL LIMITS. We waive the 20% limit if the partial withdrawal is due to the election of an income phase payment option. We also waive the 20% limit for withdrawals due to your death before income phase payments begin. The waiver upon death may only be exercised once, must occur within six months after your date of death and must be made proportionally from all subaccounts and the Fixed Plus Account in which the account was invested.

Additionally, we may allow other waivers of the percentage limit on partial withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

REQUESTS FOR FULL WITHDRAWALS. If the contract holder or you, if allowed by the plan, request a full withdrawal of your account value, we will pay any amounts held in the Fixed Plus Account, with interest, in five annual payments equal to:

-- One-fifth of the Fixed Plus Account value on the day the request is received in good order, reduced by any Fixed Plus Account withdrawals, transfers or amounts used to fund income phase payments or loans made during the prior 12 months;

-- One-fourth of the remaining Fixed Plus Account value 12 months later;

-- One-third of the remaining Fixed Plus Account value 12 months later;

-- One-half of the remaining Fixed Plus Account value 12 months later; and

-- The balance of the Fixed Plus Account value 12 months later.

Once we receive a request for a full withdrawal, no further withdrawals, loans or transfers will be permitted from the Fixed Plus Account. A full withdrawal may be canceled at any time before the end of the five-payment period.

WAIVER OF FULL WITHDRAWAL PROVISIONS. We will waive the Fixed Plus Account five-installment payout for full withdrawals made due to one or more of the following:

(a)  Due to your death during the accumulation phase; or
(b)  Due to the election of an income phase payment option; or
(c) When the Fixed Plus Account value is $3,500 or less and no withdrawals, transfers, loans or elections of income phase payment options have been made from the account within the prior 12 months.

Additionally, we will waive the five-payment full withdrawal provision due to one or more of the following:

1. Due to financial hardship as defined by the Tax Code and regulations thereunder, if all of the following conditions are met:

   -- The hardship is certified by the employer;

   -- The amount is paid directly to you; and

   -- The amount paid for all withdrawals due to hardship during the previous
      12-month period does not exceed 10% of the average value of your account(s) and all other accounts under the relevant contract during that same period.

2. Due to your separation from service with the employer, provided that all the following apply:

   -- The withdrawal is due to your separation from service with your employer.
      Although the Tax Code permits distributions upon a participant's severance from employment, the contracts do not provide for a waiver of the Fixed Plus Account partial withdrawal provision unless the severance from employment would otherwise have qualified as a separation from service under prior IRS guidance;

   -- The employer certifies that you have separated from service;

   -- The amount withdrawn is paid directly to you; and

   -- The amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all your account(s) and all other accounts under the relevant contract during that same period.

3. If we terminate your account based on our right to do so for accounts below $3,500.

4. Additionally, we may allow other waivers of the five installment payout for full withdrawals to participants in certain plans. You can determine what additional waivers, if any, apply to you by referring to the contract or certificate.

CHARGES. We do not make deductions from amounts in the Fixed Plus Account to cover mortality and expense risks. We consider these risks when determining the credited rate.

TRANSFERS. The contract holder or you, if allowed by the plan, may transfer 20% of your account value held in the Fixed Plus Account in each rolling 12-month period. We determine the amount eligible for transfer on the day we receive a transfer request in good order at our USFS CustomerService Center. We will reduce amounts allowed for transfer by any Fixed Plus Account withdrawals, transfers, loans or amounts applied to income phase payment options during the prior 12 months. We also reserve the right to include payments made due to the election of any of the systematic distribution options. We will waive the percentage limit on transfers when the value in the Fixed Plus Account is $1,000 or less.

INCOME PHASE. Amounts accumulating under the Fixed Plus Account can be transferred to subaccounts to fund lifetime variable payments during the income phase. The contracts do not permit Fixed Plus Account values to fund nonlifetime income options with variable payments. Availability of subaccounts may vary during the income phase.

CONTRACT LOANS. If permitted under the plan, loans may be made from account values held in the Fixed Plus Account. See the loan agreement for a description of the amount available and possible consequences upon loan default if Fixed Plus Account values are used for a loan.

                                  APPENDIX II
                  PARTICIPANT APPOINTMENT OF EMPLOYER AS AGENT
                           UNDER AN ANNUITY CONTRACT
               FOR PLANS UNDER SECTION 403(b), 401(a) OF THE CODE
------------------------------------------------------------------

The employer has adopted a plan under Internal Revenue Code Sections 403(b) or 401(a) ("Plan") and has purchased an ING Insurance Company of America ("Company") group variable annuity contract ("Contract") as the funding vehicle. Contributions under this Plan will be made by the participant through salary reduction to an Employee Account, and by the employer to an Employer Account.

By electing to participate in the employer's Plan, the participant voluntarily appoints the employer, who is the Contract Holder, as the participant's agent for the purposes of all transactions under the Contract in accordance with the terms of the Plan. The Company is not a party to the Plan and does not interpret the Plan provisions.

As a participant in the Plan, the participant understands and agrees to the following terms and conditions:

-- The participant owns the value of his/her Employee Account subject to the restrictions of Sections 403(b), or 401(a) and the terms of the Plan. Subject to the terms of the vesting schedule in the Plan and the restrictions of Sections 403(b) or 401(a), the participant has ownership in the value of his/her Employer Account.

-- The Company will process transactions only with the employer's written direction to the Company. The participant will be bound by the employer's interpretation of the Plan provisions and its written direction to the Company.

-- The employer may permit the participant to make investment selections under the Employee Account and/or the Employer Account directly with the Company under the terms of the Contract. Without the employer's written permission, the participant will be unable to make any investment selections under the Contract.

-- On behalf of the participant, the employer may request a loan in accordance with the terms of the Contract and the provisions of the Plan. The Company will make payment of the loan amount directly to the participant. The participant will be responsible for making repayments directly to the Company in a timely manner.

-- In the event of the participant's death, the employer is the named
   Beneficiary under the terms of the Contract. The participant has the right to name a personal Beneficiary as determined under the terms of the Plan and file that Beneficiary election with the employer. It is the employer's responsibility to direct the Company to properly pay any death benefits.

                                  APPENDIX III
                               FUND DESCRIPTIONS
------------------------------------------------------------------

THE INVESTMENT RESULTS OF THE MUTUAL FUNDS (FUNDS) ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR RESPECTIVE INVESTMENT OBJECTIVES. SHARES OF THE FUNDS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUNDS. SHARES OF THE FUNDS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940. PLEASE REFER TO THE FUND PROSPECTUSES FOR ADDITIONAL INFORMATION. FUND PROSPECTUSES MAY BE OBTAINED FREE OF CHARGE, FROM OUR HOME OFFICE AT THE ADDRESS AND TELEPHONE NUMBER LISTED IN "CONTRACT
OVERVIEW -- QUESTIONS", BY ACCESSING THE SEC'S WEB SITE OR BY CONTACTING THE SEC PUBLIC REFERENCE ROOM.

CERTAIN FUNDS OFFERED UNDER THE CONTRACTS HAVE INVESTMENT OBJECTIVES AND POLICIES SIMILAR TO OTHER FUNDS MANAGED BY THE FUND'S INVESTMENT ADVISER. THE INVESTMENT RESULTS OF A FUND MAY BE HIGHER OR LOWER THAN THOSE OF OTHER FUNDS MANAGED BY THE SAME ADVISER. THERE IS NO ASSURANCE AND NO REPRESENTATION IS MADE THAT THE INVESTMENT RESULTS OF ANY FUND WILL BE COMPARABLE TO THOSE OF ANOTHER FUND MANAGED BY THE SAME INVESTMENT ADVISER.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CAPITAL     A I M Advisors, Inc.     Seeks growth of capital. Seeks to meet
    APPRECIATION FUND                                                           its objective by investing principally
    (SERIES I SHARES)                                                           in common stocks of companies the
                                                                                portfolio managers believe are likely to
                                                                                benefit from new or innovative products,
                                                                                services or processes as well as those
                                                                                that have experienced above-average,
                                                                                long-term growth in earnings and have
                                                                                excellent prospects for future growth.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. CORE        A I M Advisors, Inc.     Seeks growth of capital. Seeks to meet
    EQUITY FUND                                                                 its objective by investing, normally, at
    (SERIES I SHARES)                                                           least 80% of net assets in equity
                                                                                securities, including convertible
                                                                                securities, of established companies
                                                                                that have long-term above-average growth
                                                                                in earnings, and growth companies that
                                                                                the portfolio managers believe have the
                                                                                potential for above-average growth in
                                                                                earnings.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. GROWTH      A I M Advisors, Inc.     Seeks growth of capital. Seeks to meet
    FUND                                                                        its investment objective by investing
    (SERIES I SHARES)                                                           principally in seasoned and better
                                                                                capitalized companies considered to have
                                                                                strong earnings momentum.
  AIM VARIABLE INSURANCE FUNDS -- AIM V.I. PREMIER     A I M Advisors, Inc.     Seeks to achieve long-term growth of
    EQUITY FUND                                                                 capital with a secondary objective of
    (SERIES I SHARES)                                                           income. Seeks to meet its objectives by
                                                                                investing, normally, at least 80% of net
                                                                                assets in equity securities, including
                                                                                convertible securities.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  CALVERT VARIABLE SERIES, INC. -- CALVERT SOCIAL      Calvert Asset            Seeks to achieve a competitive total
    BALANCED PORTFOLIO                                 Management               return through an actively managed
                                                       Company, Inc.            NONDIVERSIFIED portfolio of stocks,
                                                       Subadviser: Brown        bonds and money market instruments which
                                                       Capital                  offer income and capital growth
                                                       Management, Inc. and     opportunity and which satisfy the
                                                       SsgA Funds               investment and social criteria for the
                                                       Management, Inc.         Portfolio. Typically invests about 60%
                                                                                of its assets in stocks and 40% in bonds
                                                                                or other fixed-income investments. Stock
                                                                                investments are primarily common stock
                                                                                in large-cap companies, while the fixed-
                                                                                income investments are primarily a wide
                                                                                variety of investment grade bonds.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE    Fidelity Management &    Seeks long-term capital appreciation.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP     Research Company         Normally invests primarily in common
    CONTRAFUND-REGISTERED TRADEMARK- PORTFOLIO         Subadvisers: Fidelity    stocks of companies whose value the
    (INITIAL CLASS)                                    Management & Research    Portfolio's investment adviser believes
                                                       (U.K.) Inc.; Fidelity    is not fully recognized by the public.
                                                       Management & Research
                                                       (Far East) Inc.;
                                                       Fidelity Investments
                                                       Japan Limited; FMR
                                                       Co., Inc.
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE    Fidelity Management &    Seeks reasonable income. Also considers
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP     Research Company         the potential for capital appreciation.
    EQUITY-INCOME PORTFOLIO                            Subadviser: FMR          Seeks to achieve a yield which exceeds
    (INITIAL CLASS)                                    Co., Inc.                the composite yield on the securities
                                                                                comprising the Standard & Poor's 500
                                                                                Index. Normally invests at least 80% of
                                                                                total assets in income-producing equity
                                                                                securities (which tends to lead to
                                                                                investments in large cap "value"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE    Fidelity Management &    Seeks to achieve capital appreciation.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP     Research Company         Normally invests primarily in common
    GROWTH PORTFOLIO                                   Subadviser: FMR          stocks of companies the investment
    (INITIAL CLASS)                                    Co., Inc.                adviser believes have above-average
                                                                                growth potential (often called "growth"
                                                                                stocks).
  FIDELITY-REGISTERED TRADEMARK- VARIABLE INSURANCE    Fidelity Management &    Seeks long-term growth of capital.
    PRODUCTS -- FIDELITY-REGISTERED TRADEMARK- VIP     Research Company         Normally invests at least 80% of assets
    OVERSEAS PORTFOLIO                                 Subadvisers: Fidelity    in non-U.S. securities, primarily in
    (INITIAL CLASS)                                    Management & Research    common stocks.
                                                       (U.K.) Inc.; Fidelity
                                                       Management & Research
                                                       (Far East) Inc.;
                                                       Fidelity International
                                                       Investment Advisors
                                                       (U.K.) Limited;
                                                       Fidelity Investments
                                                       Japan Limited; FMR
                                                       Co., Inc.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS       Franklin Advisory        A NONDIVERSIFIED fund that seeks
    TRUST -- FRANKLIN SMALL CAP VALUE SECURITIES       Services, LLC (Advisory  long-term total return. The fund will
    FUND                                               Services)                normally invest at least 80% of net
    (CLASS 2 SHARES)                                                            assets in investments of small
                                                                                capitalization companies that have
                                                                                market capitalization values not
                                                                                exceeding $2.5 billion, at the time of
                                                                                purchase.
  ING PARTNERS, INC. -- ING ALGER AGGRESSIVE GROWTH    ING Life Insurance and   Seeks long-term capital appreciation.
    PORTFOLIO                                          Annuity Company          Invests primarily (at least 65% of total
    (SERVICE CLASS)                                    Subadviser: Fred Alger   assets) in the equity securities of
                                                       Management, Inc.         companies having a market capitalization
                                                                                within the range of companies in the
                                                                                Russell MidCap Growth Index or the S&P
                                                                                Mid Cap 400 Index.
  ING PARTNERS, INC. -- ING ALGER GROWTH PORTFOLIO     ING Life Insurance and   Seeks long-term capital appreciation.
    (SERVICE CLASS)                                    Annuity Company          Invests primarily (at least 65% of total
                                                       Subadviser: Fred Alger   assets) in the equity securities of
                                                       Management, Inc.         large companies having a market
                                                                                capitalization of $10 billion or
                                                                                greater.
  ING PARTNERS, INC. -- ING AMERICAN CENTURY SMALL     ING Life Insurance and   Seeks long-term growth of capital;
    CAP VALUE PORTFOLIO                                Annuity Company          income is a secondary objective. Invests
    (SERVICE CLASS)                                    Subadviser: American     primarily (at least 80% of net assets
                                                       Century Investment       under normal circumstances) in equity
                                                       Management, Inc.         securities of smaller companies. The
                                                                                Portfolio's subadviser considers smaller
                                                                                companies to include those with a market
                                                                                capitalization no bigger than that of
                                                                                the largest company in the S&P Small Cap
                                                                                600 Index or the Russell 2000 Index.
  ING PARTNERS, INC. -- ING BARON SMALL CAP GROWTH     ING Life Insurance and   Seeks capital appreciation. Invests
    PORTFOLIO                                          Annuity Company          primarily (at least 80% of total assets
    (SERVICE CLASS)                                    Subadviser:              under normal circumstances) in
                                                       BAMCO, Inc.              securities of smaller companies with
                                                                                market values under $2.5 billion as
                                                                                measured at the time of purchase.
  ING PARTNERS, INC. -- ING DSI ENHANCED INDEX         ING Life Insurance and   Seeks higher total return over the long
    PORTFOLIO                                          Annuity Company          term than the Standard & Poor's 500
    (SERVICE CLASS)                                    Subadviser: DSI          Composite Stock Price Index (S&P 500).
                                                       International            Uses the subadviser's proprietary
                                                       Management, Inc.         enhanced S&P 500 strategy to invest in a
                                                                                selection of common stocks that are
                                                                                included in the S&P 500. Under normal
                                                                                circumstances, invests at least 80% of
                                                                                net assets in common stocks issued by
                                                                                companies represented in the S&P 500
                                                                                Index. May invest up to 20% of net
                                                                                assets in cash or money market
                                                                                instruments.
  ING PARTNERS, INC. -- ING GOLDMAN SACHS-REGISTERED   ING Life Insurance and   Seeks long-term growth of capital.
    TRADEMARK- CAPITAL GROWTH PORTFOLIO*               Annuity Company          Invests, under normal circumstances, at
    (SERVICE CLASS)                                    Subadviser: Goldman      least 90% of total assets in equity
  *Goldman Sachs-Registered Trademark- is a            Sachs Asset Management,  securities.
  registered service mark of Goldman, Sachs & Co.,     L.P.
  and it is used by agreement with Goldman, Sachs &
  Co.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  ING PARTNERS, INC. -- ING JPMORGAN FLEMING           ING Life Insurance and   Seeks long-term growth of capital.
    INTERNATIONAL PORTFOLIO (formerly ING Scudder      Annuity Company          Invests primarily (at least 65% of total
    International Growth Portfolio)                    Subadviser: J.P. Morgan  assets) in the equity securities of
    (INITIAL CLASS)                                    Fleming Asset            foreign companies that the subadviser
                                                       Management (London)      believes have high growth potential.
                                                       Ltd.                     Will normally invest in securities of at
                                                                                least three different countries other
                                                                                than the U.S. and will invest in
                                                                                securities in both developed and
                                                                                developing markets.
  ING PARTNERS, INC. -- ING JPMORGAN MID CAP VALUE     ING Life Insurance and   Seeks growth from capital appreciation.
    PORTFOLIO                                          Annuity Company          A NONDIVERSIFIED Portfolio that invests
    (SERVICE CLASS)                                    Subadviser: Robert       primarily (at least 80% of net assets
                                                       Fleming, Inc., a         under normal circumstances) in a broad
                                                       subsidiary of J.P.       portfolio of common stocks of companies
                                                       Morgan Chase & Co.       with market capitalizations of $1
                                                                                billion to $20 billion at the time of
                                                                                purchase that the subadviser believes to
                                                                                be undervalued.
  ING PARTNERS, INC. -- ING MFS CAPITAL OPPORTUNITIES  ING Life Insurance and   Seeks capital appreciation. Invests
    PORTFOLIO                                          Annuity Company          primarily (at least 65% of net assets)
    (INITIAL CLASS)                                    Subadviser:              in common stocks and related securities,
                                                       Massachusetts Financial  such as preferred stocks, convertible
                                                       Services Company         securities and depositary receipts.
  ING PARTNERS, INC. -- ING MFS GLOBAL GROWTH          ING Life Insurance and   Seeks capital appreciation. A
    PORTFOLIO                                          Annuity Company          NONDIVERSIFIED Portfolio that invests
    (SERVICE CLASS)                                    Subadviser:              primarily (at least 65% of net assets
                                                       Massachusetts Financial  under normal circumstances) in
                                                       Services Company         securities of companies worldwide
                                                                                including common stocks and related
                                                                                equity securities such as preferred
                                                                                stock, convertible securities and
                                                                                depositary receipts.
  ING PARTNERS, INC. -- ING MFS RESEARCH EQUITY        ING Life Insurance and   Seeks long-term growth of capital and
    PORTFOLIO (formerly ING MFS Research Portfolio)    Annuity Company          future income. Invests primarily (at
    (INITIAL CLASS)                                    Subadviser:              least 80% of net assets) in common
                                                       Massachusetts Financial  stocks and related securities, such as
                                                       Services Company         preferred stocks, convertible securities
                                                                                and depositary receipts.
  ING PARTNERS, INC. -- ING OPCAP BALANCED VALUE       ING Life Insurance and   Seeks capital growth, and secondarily,
    PORTFOLIO                                          Annuity Company          investment income. Under normal market
    (SERVICE CLASS)                                    Subadviser: OpCap        conditions, invests at least 25% of
                                                       Advisors LLC             total assets in equity securities,
                                                                                including common stocks and preferred
                                                                                stocks and expects to have between 50%
                                                                                to 70% of total assets invested in
                                                                                equities. Also invests at least 25% of
                                                                                total assets in fixed-income senior
                                                                                securities including bonds, debentures,
                                                                                notes, participation interests in loans,
                                                                                convertible securities and U.S.
                                                                                Government securities.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  ING PARTNERS, INC. -- ING PIMCO TOTAL RETURN         ING Life Insurance and   Seeks maximum total return, consistent
    PORTFOLIO                                          Annuity Company          with capital preservation and prudent
    (SERVICE CLASS)                                    Subadviser: Pacific      investment management. Invests under
                                                       Investment Management    normal circumstances at least 65% of net
                                                       Company LLC              assets plus borrowings for investment
                                                                                purposes in a diversified portfolio of
                                                                                fixed income instruments of varying
                                                                                maturities. Invests primarily in
                                                                                investment grade debt securities, but
                                                                                may invest up to 10% of its assets in
                                                                                high yield securities ("junk bonds")
                                                                                rated B or higher by Moody's or S&P, or,
                                                                                if unrated, determined by the subadviser
                                                                                to be of comparable quality.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS           ING Life Insurance and   Seeks long-term growth of capital.
    AGGRESSIVE GROWTH PORTFOLIO (formerly ING MFS      Annuity Company          Invests primarily (at least 80% of net
    Emerging Equities Portfolio)                       Subadviser: Salomon      assets under normal circumstances) in
    (INITIAL CLASS)                                    Brothers Asset           common stocks and related securities,
                                                       Management Inc           such as preferred stocks, convertible
                                                                                securities and depositary receipts, of
                                                                                emerging growth companies.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS           ING Life Insurance and   Seeks capital appreciation. A
    FUNDAMENTAL VALUE PORTFOLIO (formerly ING Salomon  Annuity Company          NONDIVERSIFIED Portfolio that invests
    Brothers Capital Portfolio)                        Subadviser: Salomon      primarily in common stocks and common
    (SERVICE CLASS)                                    Brothers Asset           stock equivalents, such as preferred
                                                       Management Inc           stocks and securities convertible in
                                                                                common stocks, of companies the
                                                                                subadviser believes are undervalues in
                                                                                the marketplace. May invest in
                                                                                investment grade fixed-income securities
                                                                                and may invest up to 20% of net assets
                                                                                in non-convertible debt securities rated
                                                                                below investment grade or, if unrated,
                                                                                are of equivalent quality as determined
                                                                                by the subadviser. May also invest up to
                                                                                20% of assets in securities of foreign
                                                                                issuers.
  ING PARTNERS, INC. -- ING SALOMON BROTHERS           ING Life Insurance and   Seeks long-term growth of capital, and
    INVESTORS VALUE PORTFOLIO                          Annuity Company          secondarily, current income. Invests
    (SERVICE CLASS)                                    Subadviser: Salomon      primarily in common stocks of
                                                       Brothers Asset           established U.S. companies. May also
                                                       Management Inc           invest in other equity securities,
                                                                                including up to 20% of its assets in
                                                                                securities of foreign issuers.
  ING PARTNERS, INC. -- ING T. ROWE PRICE GROWTH       ING Life Insurance and   Seeks long-term capital growth, and
    EQUITY PORTFOLIO                                   Annuity Company          secondarily, increasing dividend income.
    (INITIAL CLASS)                                    Subadviser: T. Rowe      Invests primarily (at least 80% of net
                                                       Price Associates, Inc.   assets under normal circumstances) in
                                                                                the common stocks. Concentrates its
                                                                                investments in growth companies.
                                                                                Investments in foreign securities are
                                                                                limited to 30% of total assets.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  ING PARTNERS, INC. -- ING UBS TACTICAL ASSET         ING Life Insurance and   Seeks total return, consisting of
    ALLOCATION PORTFOLIO                               Annuity Company          long-term capital appreciation and
    (SERVICE CLASS)                                    Subadviser: UBS Global   current income. Allocates assets between
                                                       Asset Management (US)    a stock portion designed to track the
                                                       Inc.                     performance of the Standard & Poor's 500
                                                                                Composite Stock Price Index (S&P 500)
                                                                                and a fixed income portion that consists
                                                                                of either five-year U.S. Treasury notes
                                                                                or U.S. Treasury bills with remaining
                                                                                maturities of 30 days.
  ING PARTNERS, INC. -- ING VAN KAMPEN COMSTOCK        ING Life Insurance and   Seeks capital growth and income. Invests
    PORTFOLIO                                          Annuity Company          in a portfolio of equity securities,
    (SERVICE CLASS)                                    Subadviser: Van Kampen   including common stocks, preferred
                                                                                stocks and securities convertible into
                                                                                common and preferred stocks.
  ING VP BALANCED PORTFOLIO, INC.                      ING Investments, LLC     Seeks to maximize investment return,
    (CLASS R SHARES)                                   Subadviser: Aeltus       consistent with reasonable safety of
                                                       Investment               principal, by investing in a diversified
                                                       Management, Inc.         portfolio of one or more of the
                                                                                following asset classes: stocks, bonds
                                                                                and cash equivalents, based on the
                                                                                judgment of the Portfolio's management,
                                                                                of which of those sectors or mix thereof
                                                                                offers the best investment prospects.
                                                                                Typically, maintains approximately 60%
                                                                                of total assets in equities and
                                                                                approximately 40% of total assets in
                                                                                debt (including money market
                                                                                instruments). The Portfolio may invest
                                                                                up to 15% of total assets in high-yield
                                                                                instruments.
  ING VP BOND PORTFOLIO                                ING Investments, LLC     Seeks to maximize total return as is
    (CLASS R SHARES)                                   Subadviser: Aeltus       consistent with reasonable risk, through
                                                       Investment               investment in a diversified portfolio
                                                       Management, Inc.         consisting of debt securities. Under
                                                                                normal market conditions, invests at
                                                                                least 80% of net assets in high-grade
                                                                                corporate bonds, mortgage-related and
                                                                                other asset-backed securities, and
                                                                                securities issued or guaranteed by the
                                                                                U.S. Government, its agencies or
                                                                                instrumentalities. The Portfolio may
                                                                                invest up to 15% of total assets in
                                                                                high-yield instruments and up to 25% of
                                                                                total assets in foreign debt securities.
  ING VARIABLE FUNDS -- ING VP GROWTH AND INCOME       ING Investments, LLC     Seeks to maximize total return through
    PORTFOLIO                                          Subadviser: Aeltus       investments in a diversified portfolio
    (CLASS R SHARES)                                   Investment               of common stocks and securities
                                                       Management, Inc.         convertible into common stock. Under
                                                                                normal market conditions, invests at
                                                                                least 65% of total assets in common
                                                                                stocks that the Portfolio's subadviser
                                                                                believes have significant potential for
                                                                                capital appreciation or income growth or
                                                                                both.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PRODUCTS TRUST -- ING VP GROWTH         ING Investments, LLC     Seeks long-term growth of capital.
    OPPORTUNITIES PORTFOLIO                                                     Invests primarily in common stock of
    (CLASS R SHARES)                                                            U.S. companies that the portfolio
                                                                                managers feel have above average
                                                                                prospects for growth. Under normal
                                                                                market conditions, invests at least 65%
                                                                                of total assets in securities purchased
                                                                                on the basis of the potential for
                                                                                capital appreciation. These securities
                                                                                may be from large-cap, mid-cap or
                                                                                small-cap companies.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP GROWTH       ING Investments, LLC     Seeks growth of capital through
    PORTFOLIO                                          Subadviser: Aeltus       investment in a diversified portfolio
    (CLASS R SHARES)                                   Investment               consisting primarily of common stocks
                                                       Management, Inc.         and securities convertible into common
                                                                                stocks believed to offer growth
                                                                                potential. Under normal market
                                                                                conditions, invests at least 65% of
                                                                                total assets in common stocks and
                                                                                securities convertible into common
                                                                                stock.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS   ING Investments, LLC     Seeks to outperform the total return
    LARGECAP PORTFOLIO                                 Subadviser: Aeltus       performance of the Standard & Poor's 500
    (CLASS R SHARES)                                   Investment               Composite Index (S&P 500), while
                                                       Management, Inc.         maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 500. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 500 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 500 that they believe will
                                                                                underperform the index.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS   ING Investments, LLC     Seeks to outperform the total return
    MIDCAP PORTFOLIO                                   Subadviser: Aeltus       performance of the Standard & Poor's
    (CLASS R SHARES)                                   Investment               MidCap 400 Index (S&P 400), while
                                                       Management, Inc.         maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 400. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 400 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 400 that they believe will
                                                                                underperform the index.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP INDEX PLUS   ING Investments, LLC     Seeks to outperform the total return
    SMALLCAP PORTFOLIO                                 Subadviser: Aeltus       performance of the Standard and Poor's
    (CLASS R SHARES)                                   Investment               SmallCap 600 Index (S&P 600), while
                                                       Management, Inc.         maintaining a market level of risk.
                                                                                Invests at least 80% of net assets in
                                                                                stocks included in the S&P 600. The
                                                                                subadviser's objective is to overweight
                                                                                those stocks in the S&P 600 that they
                                                                                believe will outperform the index and
                                                                                underweight or avoid those stocks in the
                                                                                S&P 600 that they believe will
                                                                                underperform the index.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PORTFOLIOS, INC. -- ING VP              ING Investments, LLC     Seeks long-term capital growth primarily
    INTERNATIONAL EQUITY PORTFOLIO                     Subadviser: Aeltus       through investment in a diversified
    (CLASS R SHARES)                                   Investment               portfolio of common stocks principally
                                                       Management, Inc.         traded in countries outside of the
                                                                                United States. The Portfolio will not
                                                                                target any given level of current
                                                                                income. Under normal market conditions,
                                                                                invests at least 80% of assets in equity
                                                                                securities and at least 65% of its
                                                                                assets will normally be invested in
                                                                                securities principally traded in three
                                                                                or more countries outside of the U.S.
                                                                                These securities may include common
                                                                                stocks as well as securities convertible
                                                                                into common stock.
  ING VARIABLE PRODUCTS TRUST -- ING VP INTERNATIONAL  ING Investments, LLC     Seeks long-term capital appreciation.
    VALUE PORTFOLIO                                                             Invests primarily in foreign companies
    (CLASS R SHARES)                                                            with market capitalizations greater than
                                                                                $1 billion, but may hold up to 25% of
                                                                                assets in companies with smaller market
                                                                                capitalization. Under normal
                                                                                circumstances, will invest at least 65%
                                                                                of total assets in securities of
                                                                                companies located in at least three
                                                                                countries other than the U.S., which may
                                                                                include emerging market countries.
  ING VARIABLE PRODUCTS TRUST -- ING VP MAGNACAP       ING Investments, LLC     Seeks growth of capital, with dividend
    PORTFOLIO                                                                   income as a secondary consideration.
    (CLASS R SHARES)                                                            Under normal conditions, invests at
                                                                                least 80% of assets in equity securities
                                                                                that meet the following criteria:
                                                                                attractive valuation characteristics;
                                                                                dividends; and balance sheet strength.
                                                                                Normally, investments are generally in
                                                                                larger companies that are included in
                                                                                the largest 500 U.S. companies as
                                                                                measured by sales, earnings or assets.
  ING VARIABLE PRODUCTS TRUST -- ING VP MIDCAP         ING Investments, LLC     Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO                                                     Normally invests at least 80% of assets
    (CLASS R SHARES)                                                            in the common stocks of mid-sized U.S.
                                                                                companies that the portfolio managers
                                                                                feel have above average prospects for
                                                                                growth. For this Portfolio, mid-size
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Standard &
                                                                                Poor's MidCap 400 Index.
  ING VP MONEY MARKET PORTFOLIO                        ING Investments, LLC     Seeks to provide high current return,
    (CLASS R SHARES)                                   Subadviser: Aeltus       consistent with preservation of capital
                                                       Investment               and liquidity, through investment in
                                                       Management, Inc.         high-quality money market instruments.
                                                                                Invests in a diversified portfolio of
                                                                                high-quality fixed income securities
                                                                                denominated in U.S. dollars, with short
                                                                                remaining maturities. THERE IS NO
                                                                                GUARANTEE THAT THE ING VP MONEY MARKET
                                                                                SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL
                                                                                RETURN.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  ING VARIABLE PORTFOLIOS, INC. -- ING VP SMALL        ING Investments, LLC     Seeks growth of capital primarily
    COMPANY PORTFOLIO                                  Subadviser: Aeltus       through investment in a diversified
    (CLASS R SHARES)                                   Investment               portfolio of common stocks and
                                                       Management, Inc.         securities convertible into common
                                                                                stocks of companies with smaller market
                                                                                capitalizations. Under normal market
                                                                                conditions, invests at least 80% of net
                                                                                assets in common stocks and securities
                                                                                convertible into common stock of
                                                                                small-capitalization companies, defined
                                                                                as: 1) the 2,000 smallest of the 3,000
                                                                                largest U.S. companies (as measured by
                                                                                market capitalization); 2) all companies
                                                                                not included above that are included in
                                                                                the Standard & Poor's SmallCap 600 Index
                                                                                or the Russell 2000 Index; and
                                                                                3) companies with market capitalizations
                                                                                lower than companies included in the
                                                                                first two categories.
  ING VARIABLE PRODUCTS TRUST -- ING VP SMALLCAP       ING Investments, LLC     Seeks long-term capital appreciation.
    OPPORTUNITIES PORTFOLIO                                                     Normally invests at least 80% of assets
    (CLASS R SHARES)                                                            in the common stock of smaller, lesser-
                                                                                known U.S. companies that are believed
                                                                                to have above average prospects for
                                                                                growth. For this Portfolio, smaller
                                                                                companies are those with market
                                                                                capitalizations that fall within the
                                                                                range of companies in the Russell 2000
                                                                                Index.
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC. -- ING VP  ING Investments, LLC     Seeks to provide total return (i.e.,
    STRATEGIC ALLOCATION BALANCED PORTFOLIO (formerly  Subadviser: Aeltus       income and capital appreciation, both
    ING Generation Portfolios, Inc. -- ING VP          Investment               realized and unrealized). Managed for
    Crossroads Portfolio)                              Management, Inc.         investors seeking a balance between
    (CLASS R SHARES)                                                            income and capital appreciation who
                                                                                generally have an investment horizon
                                                                                exceeding ten years and a moderate level
                                                                                of risk tolerance. Under normal market
                                                                                conditions, allocates assets among
                                                                                several classes of equities,
                                                                                fixed-income securities (including up to
                                                                                15% of total assets in high-yield
                                                                                instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                60% equities, 35% fixed income and 5%
                                                                                money market instruments under neutral
                                                                                market conditions.
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC. -- ING VP  ING Investments, LLC     Seeks to provide capital appreciation.
    STRATEGIC ALLOCATION GROWTH PORTFOLIO (formerly    Subadviser: Aeltus       Managed for investors seeking capital
    ING Generation Portfolios, Inc. -- ING VP Ascent   Investment               appreciation who generally have an
    Portfolio)                                         Management, Inc.         investment horizon exceeding 15 years
    (CLASS R SHARES)                                                            and a high level of risk tolerance.
                                                                                Under normal market conditions,
                                                                                allocates assets among several classes
                                                                                of equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                80% equities and 20% fixed income under
                                                                                neutral market conditions.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  ING STRATEGIC ALLOCATION PORTFOLIOS, INC. -- ING VP  ING Investments, LLC     Seeks to provide total return consistent
    STRATEGIC ALLOCATION INCOME PORTFOLIO (formerly    Subadviser: Aeltus       with preservation of capital. Managed
    ING Generation Portfolios, Inc. -- ING VP Legacy   Investment               for investors primarily seeking total
    Portfolio)                                         Management, Inc.         return consistent with capital
    (CLASS R SHARES)                                                            preservation who generally have an
                                                                                investment horizon exceeding five years
                                                                                and a low level of risk tolerance. Under
                                                                                normal market conditions, allocates
                                                                                assets among several classes of
                                                                                equities, fixed-income securities
                                                                                (including up to 15% of total assets in
                                                                                high-yield instruments) and money market
                                                                                instruments. The benchmark portfolio is
                                                                                35% equities, 55% fixed income and 10%
                                                                                money market instruments under neutral
                                                                                market conditions.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP TECHNOLOGY   ING Investments, LLC     Seeks long-term capital appreciation.
    PORTFOLIO                                          Subadviser: AIC Asset    Invests at least 80% of net assets in
    (CLASS R SHARES)                                   Management, LLC (AIC)    common stocks and securities convertible
                                                                                into common stock of companies in the
                                                                                information technology industry sector.
  ING VARIABLE PORTFOLIOS, INC. -- ING VP VALUE        ING Investments, LLC     Seeks growth of capital primarily
    OPPORTUNITY PORTFOLIO                              Subadviser: Aeltus       through investment in a diversified
    (CLASS R SHARES)                                   Investment               portfolio of common stocks and
                                                       Management, Inc.         securities convertible into common
                                                                                stock. Under normal market conditions,
                                                                                invests at least 65% of total assets in
                                                                                common stocks and securities convertible
                                                                                into common stock.
  JANUS ASPEN SERIES -- BALANCED PORTFOLIO             Janus Capital            Seeks long-term capital growth,
    (INSTITUTIONAL SHARES)                                                      consistent with preservation of capital
                                                                                and balanced by current income. Normally
                                                                                invests 40-60% of its assets in
                                                                                securities selected primarily for their
                                                                                growth potential and 40-60% of its
                                                                                assets in securities selected primarily
                                                                                for their income potential. Will
                                                                                normally invest at least 25% of its
                                                                                assets in fixed-income securities.
  JANUS ASPEN SERIES -- FLEXIBLE INCOME PORTFOLIO      Janus Capital            Invests primarily in a wide variety of
    (INSTITUTIONAL SHARES)                                                      income-producing securities such as
                                                                                corporate bonds and notes, government
                                                                                securities and preferred stock. Will
                                                                                invest at least 80% of its assets in
                                                                                income-producing securities. Will invest
                                                                                at least 65% of its assets in investment
                                                                                grade debt securities with a
                                                                                dollar-weighted maturity of five to ten
                                                                                years. Will limit its investment in
                                                                                high-yield/high-risk bonds to 35% or
                                                                                less of its net assets.
  JANUS ASPEN SERIES -- GROWTH PORTFOLIO               Janus Capital            Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks selected for their growth
                                                                                potential. Although it can invest in
                                                                                companies of any size, it generally
                                                                                invests in larger, more established
                                                                                companies.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  JANUS ASPEN SERIES -- MID CAP GROWTH PORTFOLIO       Janus Capital            A NONDIVERSIFIED Portfolio that invests,
    (formerly Aggressive Growth Portfolio)                                      under normal circumstances, at least 80%
    (INSTITUTIONAL SHARES)                                                      of its net assets in equity securities
                                                                                of mid-sized companies whose market
                                                                                capitalization falls, at the time of
                                                                                initial purchase, in the 12-month
                                                                                average of the capitalization ranges of
                                                                                the Russell MidCap Growth Index.
  JANUS ASPEN SERIES -- WORLDWIDE GROWTH PORTFOLIO     Janus Capital            Seeks long-term growth of capital in a
    (INSTITUTIONAL SHARES)                                                      manner consistent with the preservation
                                                                                of capital. Invests primarily in common
                                                                                stocks of companies of any size located
                                                                                throughout the world. Normally invests
                                                                                in issuers from at least five different
                                                                                countries, including the United States.
                                                                                May at times invest in fewer than five
                                                                                countries or even in a single country.
  LORD ABBETT SERIES FUND, INC. -- GROWTH AND INCOME   Lord, Abbett & Co. LLC   Seeks long-term growth of capital and
    PORTFOLIO                                                                   income without excessive fluctuations in
    (CLASS VC SHARES)                                                           market value. Primarily purchases equity
                                                                                securities of large, seasoned, U.S. and
                                                                                multinational companies which Lord
                                                                                Abbett believes are undervalued. May
                                                                                invest in equity securities such as
                                                                                common stocks, convertible bonds,
                                                                                convertible preferred stocks and
                                                                                warrants and similar instruments. Under
                                                                                normal circumstances, will invest at
                                                                                least 80% of net assets in equity
                                                                                securities of large companies with
                                                                                market capitalizations of at least $5
                                                                                billion at the time of purchase. This
                                                                                market capitalization may vary in
                                                                                response to changes in the markets.
  LORD ABBETT SERIES FUND, INC. -- MID-CAP VALUE       Lord, Abbett & Co. LLC   Seeks capital appreciation through
    PORTFOLIO                                                                   investments, primarily in equity
    (CLASS VC SHARES)                                                           securities, which are believed to be
                                                                                undervalued in the marketplace. Normally
                                                                                invests at least 80% of net assets, plus
                                                                                the amount of any borrowings for
                                                                                investment purposes, in equity
                                                                                securities of mid-sized companies, those
                                                                                with market capitalizations of roughly
                                                                                $500 million to $10 billion, at the time
                                                                                of purchase. This market capitalization
                                                                                range may vary in response to changes in
                                                                                the markets.
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER    OppenheimerFunds, Inc.   Seeks long-term capital appreciation by
    GLOBAL SECURITIES FUND/VA                                                   investing a substantial portion of
                                                                                assets in securities of foreign issuers,
                                                                                "growth-type" companies, cyclical
                                                                                industries and special situations that
                                                                                are considered to have appreciation
                                                                                possibilities. Invests mainly in common
                                                                                stocks and can also buy other equity
                                                                                securities, including preferred stocks
                                                                                and convertible securities in the U.S.
                                                                                and foreign countries.

                                                       INVESTMENT ADVISER/      INVESTMENT OBJECTIVE(S)/SUMMARY OF
  FUND NAME                                            SUBADVISER               PRINCIPAL INVESTMENT STRATEGIES
  OPPENHEIMER VARIABLE ACCOUNT FUNDS -- OPPENHEIMER    OppenheimerFunds, Inc.   Seeks a high level of current income
    STRATEGIC BOND FUND/VA                                                      principally derived from interest on
                                                                                debt securities. Invests mainly in debt
                                                                                securities of issuers in three market
                                                                                sectors: foreign governments and
                                                                                companies, U.S. Government securities,
                                                                                and lower-grade high-yield securities of
                                                                                U.S. and foreign companies.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER EQUITY   Pioneer Investment       Seeks current income and long-term
    INCOME VCT PORTFOLIO                               Management, Inc.         growth of capital from a portfolio
    (CLASS I SHARES)                                                            consisting primarily of income producing
                                                                                equity securities of U.S. corporations.
                                                                                Invests at least 80% of total assets in
                                                                                income producing equity securities.
                                                                                Income producing equity securities of
                                                                                U.S. issuers include common stocks,
                                                                                preferred stocks and interests in real
                                                                                estate investment trusts. Remainder of
                                                                                the portfolio may be invested in debt
                                                                                securities, most of which are expected
                                                                                to be convertible into common stocks.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER FUND     Pioneer Investment       Seeks reasonable income and capital
    VCT PORTFOLIO                                      Management, Inc.         growth. Invests in a broad list of
    (CLASS I SHARES)                                                            carefully selected, reasonably priced
                                                                                securities rather than in securities
                                                                                whose prices reflect a premium resulting
                                                                                from their current market popularity.
                                                                                Invests the major portion of its assets
                                                                                in equity securities, primarily of U.S.
                                                                                issuers.
  PIONEER VARIABLE CONTRACTS TRUST -- PIONEER MID CAP  Pioneer Investment       Seeks capital appreciation by investing
    VALUE VCT PORTFOLIO                                Management, Inc.         in a diversified portfolio of securities
    (CLASS I SHARES)                                                            consisting primarily of common stocks.
                                                                                Normally, invests at least 80% of total
                                                                                assets in equity securities of mid-size
                                                                                companies, that is, companies with
                                                                                market values within the range of market
                                                                                values of companies included in the
                                                                                Russell Midcap-Registered Trademark-
                                                                                Value Index.

                                  APPENDIX IV
                        CONDENSED FINANCIAL INFORMATION
------------------------------------------------------------------

   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE PERIODS IN THE TWO-YEAR PERIOD ENDED DECEMBER 31, 2002 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY ERNST & YOUNG LLP, INDEPENDENT AUDITORS. THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR THE PERIOD ENDED DECEMBER 31, 2000 IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH HAVE BEEN AUDITED BY OTHER AUDITORS. THE FINANCIAL STATEMENTS AND THE INDEPENDENT AUDITORS' REPORT THEREON FOR THE YEAR ENDED DECEMBER 31, 2002 ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                           2002           2001           2000
                                           ----           ----           ----
AIM V.I. CAPITAL APPRECIATION FUND
Value at beginning of period                $8.012        $10.549        $10.549(1)
Value at end of period                       $6.00         $8.012        $10.549
Units outstanding at end of period             953            443             70
AIM V.I. CORE EQUITY FUND
Value at beginning of period                $7.320         $9.582        $10.275(2)
Value at end of period                       $6.12         $7.320         $9.582
Units outstanding at end of period         264,677        174,013            148
AIM V.I. GROWTH FUND
Value at beginning of period                $5.714         $8.731        $11.179(3)
Value at end of period                       $3.91         $5.714         $8.731
Units outstanding at end of period         299,207        255,958         15,982
AIM V.I. PREMIER EQUITY FUND
Value at beginning of period                $7.905         $9.132        $10.792(3)
Value at end of period                       $5.46         $7.905         $9.132
Units outstanding at end of period         251,631        158,994            245
CALVERT SOCIAL BALANCED PORTFOLIO
Value at beginning of period                $9.180(1)
Value at end of period                       $8.03
Number of accumulation units
 outstanding at end of period                   61
FIDELITY-REGISTERED TRADEMARK- VIP
CONTRAFUND-REGISTERED TRADEMARK-
PORTFOLIO
Value at beginning of period                $8.863         $9.827(1)
Value at end of period                       $7.95         $8.863
Number of accumulation units
 outstanding at end of period                3,465            463
FIDELITY-REGISTERED TRADEMARK- VIP
EQUITY-INCOME PORTFOLIO
Value at beginning of period               $10.142         $9.897(2)
Value at end of period                       $8.34        $10.142
Number of accumulation units
 outstanding at end of period                2,692            582
FIDELITY-REGISTERED TRADEMARK- VIP
GROWTH PORTFOLIO
Value at beginning of period                $8.039         $9.861         $9.899(1)
Value at end of period                       $5.56         $8.039         $9.861
Units outstanding at end of period       1,058,748        597,344         21,539
ING SALOMON BROTHERS AGGRESSIVE
GROWTH PORTFOLIO
Value at beginning of period                $6.425         $8.678         $8.678(1)
Value at end of period                       $4.12         $6.425         $8.678
Units outstanding at end of period           1,441            542             85
ING T. ROWE PRICE GROWTH EQUITY
PORTFOLIO
Value at beginning of period                $9.110(2)
Value at end of period                       $7.27
Number of accumulation units
 outstanding at end of period                5,629
ING VP BALANCED PORTFOLIO, INC.
Value at beginning of period                $9.800        $10.334        $10.164(1)
Value at end of period                       $8.70         $9.800        $10.334
Units outstanding at end of period         545,332        324,320          2,812
ING VP GROWTH AND INCOME PORTFOLIO
Value at beginning of period                $7.593         $9.029(1)
Value at end of period                       $5.64         $7.593
Number of accumulation units
 outstanding at end of period                4,650          4,547
ING VP GROWTH PORTFOLIO
Value at beginning of period                $7.108         $9.844        $11.173(2)
Value at end of period                       $5.00         $7.108         $9.844
Units outstanding at end of period         235,002        187,354         16,822
ING VP INDEX PLUS LARGECAP
PORTFOLIO
Value at beginning of period                $8.275         $9.676        $10.952(3)
Value at end of period                       $6.43         $8.275         $9.676
Units outstanding at end of period         850,722        375,985         12,812
ING VP INDEX PLUS MIDCAP PORTFOLIO
Value at beginning of period               $12.542        $12.315(1)
Value at end of period                      $10.92        $12.542
Number of accumulation units
 outstanding at end of period                4,082          3,089

------------------------------------------------------------------

                                           2002           2001           2000
                                           ----           ----           ----
ING VP INDEX PLUS SMALLCAP
PORTFOLIO
Value at beginning of period               $11.953        $11.542(2)
Value at end of period                      $10.27        $11.953
Number of accumulation units
 outstanding at end of period                2,690          2,643
ING VP INTERNATIONAL EQUITY
PORTFOLIO
Value at beginning of period                $7.239         $9.606         $9.845(4)
Value at end of period                       $5.26         $7.239         $9.606
Units outstanding at end of period           7,888          9,690            155
ING VP MONEY MARKET PORTFOLIO
Value at beginning of period               $10.908        $10.756(3)
Value at end of period                      $10.97        $10.908
Number of accumulation units
 outstanding at end of period              265,123         49,508
ING VP SMALL COMPANY PORTFOLIO
Value at beginning of period               $12.246        $11.894        $12.755(3)
Value at end of period                       $9.31        $12.246        $11.894
Units outstanding at end of period         239,998         60,753          2,007
ING VP TECHNOLOGY PORTFOLIO
Value at beginning of period                $4.454         $5.841         $9.603(3)
Value at end of period                       $2.59         $4.454         $5.841
Units outstanding at end of period         167,312         88,611          3,299
ING VP VALUE OPPORTUNITY PORTFOLIO
Value at beginning of period               $10.046        $11.024(1)
Value at end of period                       $7.36        $10.046
Number of accumulation units
 outstanding at end of period                5,005          3,648
JANUS ASPEN BALANCED PORTFOLIO
Value at beginning of period                $9.842         $9.772(4)
Value at end of period                       $9.12         $9.842
Number of accumulation units
 outstanding at end of period                2,723            582
JANUS ASPEN GROWTH PORTFOLIO
Value at beginning of period                $4.990(3)
Value at end of period                       $5.07
Number of accumulation units
 outstanding at end of period                4,781
JANUS ASPEN MID CAP GROWTH
PORTFOLIO
Value at beginning of period                $5.284         $8.815        $13.282(3)
Value at end of period                       $3.77         $5.284         $8.815
Units outstanding at end of period         607,919        479,354         41,139
JANUS ASPEN WORLDWIDE GROWTH
PORTFOLIO
Value at beginning of period                $7.883        $10.267        $12.470(3)
Value at end of period                       $5.81         $7.883        $10.267
Units outstanding at end of period         286,081        236,812         16,082
OPPENHEIMER GLOBAL SECURITIES
FUND/VA
Value at beginning of period               $11.013        $12.647        $13.043(3)
Value at end of period                       $8.49        $11.013        $12.647
Units outstanding at end of period         354,018        179,216          1,563
OPPENHEIMER STRATEGIC BOND FUND/VA
Value at beginning of period               $10.619        $10.439(5)
Value at end of period                      $11.30        $10.619
Number of accumulation units
 outstanding at end of period               70,629         13,772

----------------------------------

FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2002:
(1)  Funds were first received in this option during January 2002.
(2)  Funds were first received in this option during February 2002.
(3) Funds were first received in this option during October 2002. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2001:
(1)  Funds were first received in this option during January 2001.
(2)  Funds were first received in this option during March 2001.
(3)  Funds were first received in this option during May 2001.
(4)  Funds were first received in this option during December 2001.
(5) Funds were first received in this option during June 2001. FOOTNOTES FOR PERIOD ENDED DECEMBER 31, 2000:
(1)  Funds were first received in this option during December 2000.
(2)  Funds were first received in this option during October 2000.
(3)  Funds were first received in this option during September 2000.
(4)  Funds were first received in this option during November 2000.

                          FOR MASTER APPLICATIONS ONLY
------------------------------------------------------------------

I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT I PROSPECTUS DATED MAY 1, 2003, AS WELL AS ALL CURRENT PROSPECTUSES FOR THE FUNDS AVAILABLE UNDER THE CONTRACTS.

____ PLEASE SEND AN ACCOUNT I STATEMENT OF ADDITIONAL INFORMATION (FORM NO. SAI.87131-03) DATED MAY 1, 2003.

--------------------------------------------------------------------------------
                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------
                                      DATE

PRO.87131-03

                           VARIABLE ANNUITY ACCOUNT I
                                       OF
                        ING INSURANCE COMPANY OF AMERICA

              STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2003

                               RETIREMENT MASTER

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account I (the "separate account") dated May 1, 2003.

A free prospectus is available upon request from the local ING Insurance Company of America office or by writing to or calling:

                                       ING
                              USFS Customer Service
                    Defined Contribution Administration, TS21
                              151 Farmington Avenue
                             Hartford, CT 06156-1277
                                 1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

                                TABLE OF CONTENTS

                                                                           Page

General Information and History                                              2
Variable Annuity Account I                                                   2
Offering and Purchase of Contracts                                           3
Performance Data                                                             3
         General                                                             3

         Average Annual Total Return Quotations                              4

Income Phase Payments                                                        8
Sales Material and Advertising                                               9
Independent Auditors                                                         9
Financial Statements of the Separate Account                               S-1
Financial Statements of ING Insurance Company of America                   F-1

                         GENERAL INFORMATION AND HISTORY

ING Insurance Company of America (the Company, we, us) issues the contracts described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1990 and redomesticated under the laws of the State of Florida on January 5, 2000. Prior to May 1, 2002, the Company was known as Aetna Insurance Company of America. The Company is an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Our sales office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. We are engaged in the business of issuing life insurance and annuities. Our executive offices are located at Corporate Center One, 2202 North Westshore Boulevard, Suite 350, Tampa, Florida 33607.

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.) From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

                           VARIABLE ANNUITY ACCOUNT I

Variable Annuity Account I is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts. The funds currently available under the contracts are as follows:

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class) Fidelity(R) VIP Equity-Income Portfolio (Initial Class) Fidelity(R) VIP Growth Portfolio (Initial Class)
Fidelity(R) VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)
ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)
ING American Century Small Cap Value Portfolio (Service Class)
ING Baron Small Cap Growth Portfolio (Service Class)
ING DSI Enhanced Index Portfolio (Service Class)
ING Goldman Sachs(R) Capital Growth Portfolio (Service Class) (1) ING JPMorgan Fleming International Portfolio (formerly ING Scudder
       International Growth Portfolio) (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING MFS Research Equity Portfolio (formerly ING MFS Research
       Portfolio) (Initial Class)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)
ING Salomon Brothers Aggressive Growth Portfolio (formerly ING MFS
       Emerging Equities Portfolio) (Initial Class)
ING Salomon Brothers Fundamental Value Portfolio (formerly ING
       Salomon Brothers Capital Portfolio) (Service Class)
ING Salomon Brothers Investors Value Portfolio (Service Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)
ING UBS Tactical Asset Allocation Portfolio (Service Class)
ING Van Kampen Comstock Portfolio (Service Class)
ING VP Balanced Portfolio, Inc. (Class R)
ING VP Bond Portfolio (Class R)
ING VP Growth and Income Portfolio (Class R)
ING VP Growth Opportunities Portfolio (Class R)
ING VP Growth Portfolio (Class R)
ING VP Index Plus LargeCap Portfolio (Class R)
  ING VP Index Plus MidCap Portfolio (Class R)
 ING VP Index Plus SmallCap Portfolio (Class R)
 ING VP International Equity Portfolio (Class R)
 ING VP International Value Portfolio (Class R)
ING VP MagnaCap Portfolio (Class R)
ING VP MidCap Opportunities Portfolio (Class R)
ING VP Money Market Portfolio (Class R)
ING VP Small Company Portfolio (Class R)
ING VP SmallCap Opportunities Portfolio (Class R)
ING VP Strategic Allocation Balanced Portfolio (formerly ING VP
       Crossroads Portfolio) (Class R)
ING VP Strategic Allocation Growth Portfolio (formerly ING VP
       Ascent Portfolio) (Class R)
ING VP Strategic Allocation Income Portfolio (formerly ING VP
       Legacy Portfolio) (Class R)
ING VP Technology Portfolio (Class R)
ING VP Value Opportunity Portfolio (Class R)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio  (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (formerly Janus Aspen
     Aggressive Growth Portfolio) (Institutional Shares)
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)
Lord Abbett Growth and Income Portfolio (Class VC)
Lord Abbett Mid-Cap Value Portfolio (Class VC)
Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)


(1) Goldman Sachs(R) is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company's affiliate, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Contract Ownership and Rights" and "Your Account Value."

                                PERFORMANCE DATA

GENERAL

From time to time, we may advertise different types of historical performance for the subaccounts of the separate account available under the contracts. We may advertise the "standardized average annual total returns," calculated in a manner prescribed by the SEC (the "standardized total return"), as well as "non-standardized total returns," both of which are described below.

The standardized total return figures are computed according to a formula in which a hypothetical initial payment of $1,000 is applied to the various subaccounts under the contract, and then related to the ending redeemable values over one, five and ten year periods (or fractional periods thereof). The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent.

                                                          1/N
                             TR = ((ERV/P) TO THE POWER OF    ) - 1

Where:
TR = The standardized returns net of subaccount recurring charges.
ERV = The ending redeemable value of the hypothetical account at the end of the period.
P = A hypothetical initial payment of $1,000.
N = The number of years in the period.

The standardized figures use the actual returns of the fund since the date contributions were first received in the fund under the separate account, adjusted to reflect the deduction of the maximum recurring charges under the contracts during each period. These charges will be deducted on a pro rata basis in the case of fractional periods.

The non-standardized figures will be calculated in a similar manner, except that they may also include monthly, quarterly, year-to-date and three-year periods, and may include returns calculated from the fund's inception date and/or the date the fund was added to the separate account.

Investment results of the subaccounts will fluctuate over time, and any presentation of the subaccounts' total return quotations for any prior period should not be considered as a representation of how the subaccounts will perform in any future period. Additionally, the contract value and/or account value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

The tables below show the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 2002 for the subaccounts under the contract. For those subaccounts where no contributions had yet been received in the fund under the separate account, only non-standardized performance is shown below. Both sets of returns below reflect a mortality and expense risk charge of 1.00% annually and a 0% administrative expense charge.

For the ING MFS Capital Opportunities Portfolio (Initial Class), ING Salomon Brothers Aggressive Growth Portfolio (Initial Class), ING MFS Research Equity Portfolio (Initial Class), ING JPMorgan Fleming International Portfolio (Initial Class) and ING T. Rowe Price Growth Equity Portfolio (Initial Class) subaccounts, two sets of performance returns are shown for each subaccount: one showing performance based solely on the performance of the ING Partners, Inc.
(IPI) portfolio from November 28, 1997, the date the portfolio commenced operations; and one quotation based on (a) performance through November 26, 1997 of the fund it replaced under many contracts and; (b) after November 26, 1997, based on the performance of the IPI portfolio.

For those subaccounts where results are not available for the full calendar period indicated, performance for such partial periods is shown in the column labeled "Since Inception." For standardized performance, the "Since Inception" column shows the average annual return since the date contributions were first received in the fund under the separate account. For non-standardized performance, the "Since Inception" column shows average annual total return since the fund's inception date.

                                                                                                                DATE CONTRIBUTIONS
                                                                                  STANDARDIZED                 FIRST RECEIVED UNDER
                                                                                                               THE SEPARATE ACCOUNT
-------------------------------------------------------------------------------------------------------------  --------------------
                                                                                                    SINCE
                    SUBACCOUNT                                        1 YEAR    5 YEAR   10 YEAR   INCEPTION*
-------------------------------------------------------------------  --------  -------- ---------  ----------  --------------------
AIM V.I. Capital Appreciation Fund (Series I)                        (25.11%)                       (24.52%)         12/29/2000
AIM V.I. Core Equity Fund (Series I)                                 (16.42%)                       (20.84%)         10/12/2000
AIM V.I. Growth Fund (Series I)                                      (31.66%)                       (37.21%)         09/27/2000
AIM V.I. Premier Equity Fund (Series I)                              (30.95%)                       (25.70%)         09/14/2000
Calvert Social Balanced Portfolio                                    (13.03%)   (0.34%)              (0.06%)         11/28/1997
Fidelity(R)VIP Contrafund(R)Portfolio (Initial Class)                (10.25%)    2.68%                7.37%          03/29/1996
Fidelity(R)VIP Equity-Income Portfolio (Initial Class)               (17.77%)   (0.68%)               4.42%          01/31/1996
Fidelity(R)VIP Growth Portfolio (Initial Class)                      (30.80%)   (1.35%)               3.61%          01/31/1996
Fidelity(R)VIP Overseas Portfolio (Initial Class)                    (21.07%)   (4.90%)              (1.06%)         03/29/1996
ING JPMorgan Fleming International Portfolio (Initial Class)         (18.90%)   (2.89%)              (2.59%)         11/28/1997
ING MFS Capital Opportunities Portfolio (Initial Class)              (30.86%)   (2.33%)              (2.01%)         11/28/1997

ING MFS Research Equity Portfolio (Initial Class)                    (25.64%)   (3.80%)              (4.10%)         11/28/1997
American Century VP Capital Appreciation/ING MFS Research Equity(1)  (25.64%)   (3.81%)              (4.13%)         03/30/1996

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)     (35.95%)   (8.50%)              (8.58%)         11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive Growth(1)   (35.95%)   (8.50%)              (4.77%)         01/31/1996

ING T. Rowe Price Growth Equity Portfolio (Initial Class)            (24.06%)    0.44%                0.84%          11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(1)             (24.06%)    0.44%                5.11%          01/31/1996

ING VP Balanced Portfolio, Inc. (Class R)                            (11.20%)    1.54%                5.71%          02/29/1996
ING VP Bond Portfolio (Class R)                                        7.26%     5.69%                5.44%          01/31/1996
ING VP Growth and Income Portfolio (Class R)                         (25.74%)   (6.97%)               0.97%          01/31/1996
ING VP Growth Portfolio (Class R)                                    (29.65%)   (4.21%)              (0.71%)         05/30/1997
ING VP Index Plus LargeCap Portfolio (Class R)                       (22.31%)   (0.91%)               4.68%          10/31/1996
ING VP Index Plus MidCap Portfolio (Class R)                         (12.97%)                         4.89%          05/04/1998
ING VP Index Plus SmallCap Portfolio (Class R)                       (14.07%)                        (1.82%)         05/04/1998
ING VP International Equity Portfolio (Class R)                      (27.41%)                        (9.66%)         05/05/1998
ING VP Money Market Portfolio (Class R)(2)                             0.61%     3.44%                3.69%          02/29/1996
ING VP Small Company Portfolio (Class R)                             (23.99%)    1.40%                4.74%          05/30/1997
ING VP Strategic Allocation Balanced Portfolio (Class R)             (10.44%)   (1.27%)               3.06%          07/31/1996
ING VP Strategic Allocation Growth Portfolio (Class R)               (14.62%)   (2.98%)               2.48%          07/31/1996
ING VP Strategic Allocation Income Portfolio (Class R)                (5.30%)    1.29%                4.13%          05/31/1996
ING VP Technology Portfolio (Class R)                                (41.87%)  (37.84%)                              05/09/2000
ING VP Value Opportunity Portfolio (Class R)                         (26.70%)    0.53%                3.96%          05/30/1997
Janus Aspen Balanced Portfolio (Institutional Shares)                 (7.38%)    7.13%                9.89%          03/29/1996
Janus Aspen Flexible Income Portfolio (Institutional Shares)           9.38%     5.93%                7.35%          04/30/1996
Janus Aspen Growth Portfolio (Institutional Shares)                  (27.24%)   (2.56%)               2.19%          03/29/1996
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)          (28.65%)   (3.05%)              (0.99%)         03/29/1996
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)        (26.24%)   (0.35%)               5.78%          01/31/1996
Oppenheimer Global Securities Fund/VA                                (22.91%)    4.37%                5.42%          05/30/1997
Oppenheimer Strategic Bond Fund/VA                                     6.37%     3.08%                3.75%          05/30/1997

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.

* Reflects performance from the date contributions were first received in the fund under the separate account.

(1) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Date Contributions First Received Under the Separate Account" refers to the applicable date for the replaced fund. If no date is shown, contributions were first received in the replaced fund under the separate account more than ten years ago.

(2) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was 0.09%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.

                                                                                                                          FUND
                                                                                                                       INCEPTION
                                                                          NON-STANDARDIZED                                DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                            SUBACCOUNT                      1 YEAR     3 YEARS    5 YEARS    10 YEARS   INCEPTION**
--------------------------------------------------------   --------    --------   -------    --------  -------------  -------------
AIM V.I. Capital Appreciation Fund (Series I)              (25.11%)    (20.54%)    (3.23%)                  6.26%       05/05/1993
AIM V.I. Core Equity Fund (Series I)                       (16.42%)    (18.56%)    (1.92%)                  6.79%       05/02/1994
AIM V.I. Growth Fund (Series I)                            (31.66%)    (29.38%)    (8.94%)                  2.78%       05/05/1993
AIM V.I. Premier Equity Fund (Series I)                    (30.95%)    (20.36%)    (3.16%)                  6.78%       05/05/1993
Calvert Social Balanced Portfolio(1)                       (13.03%)     (8.40%)    (0.34%)      5.55%
Fidelity(R) VIP Contrafund(R) Portfolio (Initial Class)    (10.25%)    (10.34%)     2.68%                  11.16%       01/03/1995
Fidelity(R) VIP Equity-Income Portfolio (Initial
   Class)(1)                                               (17.77%)     (6.00%)    (0.68%)      8.70%
Fidelity(R) VIP Growth Portfolio (Initial Class)(1)        (30.80%)    (20.78%)    (1.35%)      7.36%
Fidelity(R) VIP Overseas Portfolio (Initial Class)(1)      (21.07%)    (20.98%)    (4.90%)      3.66%
Franklin Small Cap Value Securities Fund (Class 2)         (10.17%)      7.80%                             (0.58%)      05/01/1998
ING Alger Aggressive Growth Portfolio (Service Class)      (30.88%)                                       (28.02%)      12/10/2001
ING Alger Growth Portfolio (Service Class)                 (33.76%)                                       (31.64%)      12/10/2001
ING American Century Small Cap Value Portfolio (Service
    Class)                                                                                                (19.03%)      05/01/2002
ING Baron Small Cap Growth Portfolio (Service Class)                                                      (12.99%)      05/01/2002
ING DSI Enhanced Index Portfolio (Service Class)           (23.66%)                                       (22.03%)      12/10/2001
ING Goldman Sachs(R) Capital Growth Portfolio (Service
   Class)                                                  (25.59%)                                       (23.78%)      12/10/2001
ING JPMorgan Fleming International Portfolio (Initial
   Class)                                                  (18.90%)    (22.41%)    (2.89%)                 (2.55%)      11/28/1997
ING JPMorgan Mid Cap Value Portfolio (Service Class)                                                       (8.15%)      05/01/2002
ING MFS Capital Opportunities Portfolio (Initial Class)    (30.86%)    (21.66%)    (2.33%)                 (2.04%)      11/28/1997
ING MFS Global Growth Portfolio (Service Class)                                                           (16.66%)      05/01/2002


ING MFS Research Equity Portfolio (Initial Class)          (25.64%)    (18.03%)    (3.80%)                 (4.10%)      11/28/1997
American Century VP Capital Appreciation/ING MFS
   Research Equity(2)                                      (25.64%)    (18.03%)    (3.81%)      0.39%


ING OpCap Balanced Value Portfolio (Service Class)         (22.02%)                                       (21.24%)      12/10/2001
ING PIMCO Total Return Portfolio (Service Class)                                                            7.35%       05/01/2002


ING Salomon Brothers Aggressive Growth Portfolio
   (Initial Class)                                         (35.95%)    (30.59%)    (8.50%)                 (8.58%)      11/28/1997
Alger American Small Cap/ING Salomon Brothers Aggressive
   Growth(2)                                               (35.95%)    (30.59%)    (8.50%)      0.82%


ING Salomon Brothers Fundamental Value Portfolio
   (Service Class)                                         (25.37%)                                       (22.57%)      12/10/2001
ING Salomon Brothers Investors Value Portfolio (Service
   Class)                                                  (23.61%)                                       (21.43%)      12/10/2001


ING T. Rowe Price Growth Equity Portfolio (Initial Class)  (24.06%)    (12.58%)     0.44%                   0.81%       11/28/1997
Alger American Growth/ING T. Rowe Price Growth Equity(2)   (24.06%)    (12.58%)     0.44%       9.13%


ING UBS Tactical Asset Allocation Portfolio (Service
   Class)                                                  (23.89%)                                       (22.30%)      12/10/2001
ING Van Kampen Comstock Portfolio (Service Class)                                                         (16.78%)      05/01/2002
ING VP Balanced Portfolio, Inc. (Class R)(1)               (11.20%)     (6.06%)     1.54%       7.28%
ING VP Bond Portfolio (Class R)(1)                           7.26%       7.82%      5.69%       5.79%
ING VP Growth and Income Portfolio (Class R)(1)            (25.74%)    (19.13%)    (6.97%)      4.13%
ING VP Growth Opportunities Portfolio (Class R)            (32.25%)                                       (31.40%)      04/30/2000
ING VP Growth Portfolio (Class R)                          (29.65%)    (23.78%)    (4.21%)                  1.25%       12/13/1996
ING VP Index Plus LargeCap Portfolio (Class R)             (22.31%)    (15.85%)    (0.91%)                  5.31%       09/16/1996
ING VP Index Plus MidCap Portfolio (Class R)               (12.97%)      0.31%      7.33%                   7.99%       12/16/1997
ING VP Index Plus SmallCap Portfolio (Class R)             (14.07%)     (1.79%)     0.29%                   1.13%       12/19/1997
ING VP International Equity Portfolio (Class R)            (27.41%)    (24.43%)    (5.31%)                 (4.78%)      12/22/1997
ING VP Money Market Portfolio (Class R)(1)(3)                0.61%       2.93%      3.44%       3.62%
ING VP Small Company Portfolio (Class R)                   (23.99%)     (6.14%)     1.40%                   6.32%       12/27/1996
ING VP Strategic Allocation Balanced Portfolio (Class R)   (10.44%)     (6.41%)    (1.27%)                  4.57%       07/05/1995

                                                                                                                          FUND
                                                                                                                       INCEPTION
                                                                          NON-STANDARDIZED                                DATE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                           SINCE
                            SUBACCOUNT                      1 YEAR     3 YEARS    5 YEARS    10 YEARS   INCEPTION**
--------------------------------------------------------   --------    --------   -------    --------  -------------  -------------
ING VP Strategic Allocation Growth Portfolio (Class R)     (14.62%)     (9.74%)    (2.98%)                  4.32%       07/05/1995
ING VP Strategic Allocation Income Portfolio (Class R)      (5.30%)     (1.70%)     1.29%                   5.30%       07/05/1995
ING VP Technology Portfolio (Class R)                      (41.87%)                                       (39.75%)      05/01/2000
ING VP Value Opportunity Portfolio (Class R)               (26.70%)    (10.56%)     0.53%                   6.29%       12/13/1996
Janus Aspen Balanced Portfolio (Institutional Shares)      (7.38%)     (5.43%)      7.13%                  10.76%       09/13/1993
Janus Aspen Flexible Income Portfolio (Institutional
   Shares)                                                   9.38%       7.07%      5.93%                   7.31%       09/13/1993
Janus Aspen Growth Portfolio (Institutional Shares)        (27.24%)    (22.88%)    (2.56%)                  5.83%       09/13/1993
Janus Aspen Mid Cap Growth Portfolio (Institutional
   Shares)                                                 (28.65%)    (33.91%)    (3.05%)                  6.18%       09/13/1993
Janus Aspen Worldwide Growth Portfolio (Institutional
   Shares)                                                 (26.24%)    (22.09%)    (0.35%)                  9.30%       09/13/1993
Oppenheimer Global Securities Fund/VA(1)                   (22.91%)    (11.27%)     4.37%      10.80%
Oppenheimer Strategic Bond Fund/VA                           6.37%       3.91%      3.08%                   4.75%       05/03/1993

Please refer to the discussion preceding the tables for an explanation of the charges included and methodology used in calculating the standardized and non-standardized figures. These figures represent historical performance and should not be considered a projection of future performance.
**   Reflects performance from the fund's inception date.
(1)  These funds have been in operation for more than ten years.
(2) The fund first listed was replaced with the applicable ING Portfolio after the close of business on November 26, 1997. The performance shown is based on the performance of the replaced fund until November 26, 1997, and the performance of the applicable ING Portfolio after that date. The replaced fund may not have been available under all contracts. The "Fund Inception Date" refers to the applicable date for the replaced fund. If no date is shown, the replaced fund has been in operation for more than ten years.
(3) The current yield for the subaccount for the seven-day period ended December 31, 2002 (on an annualized basis) was 0.09%. Current yield more closely reflects current earnings than does total return. The current yield reflects the deduction of all charges under the contract that are deducted from the total return quotations shown above.

                              INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first payment is due. Such value (less any applicable premium tax) is applied to provide payments to you in accordance with the payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first payment for each $1,000 of value applied. Thereafter, the variable payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first payment based on a particular investment option, and
(b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date payments are to begin, there are 3,000 accumulation units credited under a particular contract or account and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the annuity table in the contract provides, for the payment option elected, a first monthly variable payment of $6.68 per $1000 of value applied; the annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit for the valuation on which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate subaccount is
1.0015000 as of the tenth valuation preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second payment is due. The second monthly payment is then determined by multiplying the number of annuity units by the current annuity unit value, or
20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

                         SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts.

We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit. We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the assets classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contracts and the characteristics of and market for such financial instruments.

                              INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, GA 30308, are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements. Prior to May 3, 2001, KPMG LLP were the independent auditors for the separate account and for the Company.

                        ING Insurance Company of America
                           Variable Annuity Account I

                              Financial Statements

                          Year ended December 31, 2002


                                    CONTENTS

Report of Independent Auditors                                      S-2

Audited Financial Statements

Statement of Assets and Liabilities                                 S-4
Statement of Operations                                            S-12
Statements of Changes in Net Assets                                S-18
Notes to Financial Statements                                      S-28

                         Report of Independent Auditors

The Board of Directors and Participants
ING Insurance Company of America

We have audited the accompanying statement of assets and liabilities of ING Insurance Company of America Variable Annuity Account I (the "Account") (comprised of the AIM V.I. Capital Appreciation, AIM V.I. Core Equity, AIM V.I. Growth, AIM V.I. Premier Equity, Alger American Balanced, Alger American Income & Growth, Alger American Leveraged AllCap, American Century(R) VP Balanced, American Century(R) VP International, Calvert Social Balanced, Federated American Leaders, Federated Equity Income, Federated Fund for US Government Securities, Federated Growth Strategies, Federated High Income Bond, Federated International Equity, Federated Prime Money, Federated Utility, Fidelity(R) VIP Equity-Income, Fidelity(R) VIP Growth, Fidelity(R) VIP High Income, Fidelity(R) VIP Overseas, Fidelity(R) VIP II ASSET MANAGER(SM), Fidelity(R) VIP II Contrafund(R), Fidelity(R) VIP II Index 500, Fidelity(R) VIP II Investment Grade Bond, ING VP Balanced, ING VP Bond, ING VP Emerging Markets, ING VP Money Market, ING VP Natural Resources, ING VP Strategic Allocation Balanced, ING VP Strategic Allocation Growth, ING VP Strategic Allocation Income, ING JPMorgan Fleming International, ING MFS Capital Opportunities, ING MFS Research, ING Salomon Brothers Aggressive Growth, ING T. Rowe Price Growth Equity, ING VP Growth and Income, ING VP Growth, ING VP Index Plus LargeCap, ING VP Index Plus MidCap, ING VP Index Plus SmallCap, ING VP International Equity, ING VP Small Company, ING VP Technology, ING VP Value Opportunity, Janus Aspen Series Aggressive Growth, Janus Aspen Series Balanced, Janus Aspen Series Flexible Income, Janus Aspen Series Growth, Janus Aspen Series Worldwide Growth, MFS(R) Global Governments, MFS(R) Total Return, Oppenheimer Aggressive Growth, Oppenheimer Global Securities, Oppenheimer Main Street Growth & Income and Oppenheimer Strategic Bond Divisions) as of December 31, 2002, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Insurance Company of America Variable Annuity Account I at December 31, 2002, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

                                        /s/ Ernst & Young LLP

Atlanta, Georgia
March 14, 2003

                        ING Insurance Company of America
                           Variable Annuity Account I

                       Statement of Assets and Liabilities

                                December 31, 2002

                                                        AIM V.I.
                                                         CAPITAL           AIM V.I.         AIM V.I.
                                                      APPRECIATION       CORE EQUITY         GROWTH
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $         5,716   $     1,624,945   $     1,169,901
                                                     ---------------------------------------------------
Total assets                                                   5,716         1,624,945         1,169,901
                                                     ---------------------------------------------------

 Net assets                                          $         5,716   $     1,624,945   $     1,169,901
                                                     ===================================================

NET ASSETS
   Accumulation units                                $         5,716   $     1,619,822   $     1,169,901
   Contracts in payout (annuitization) period                      -             5,123                 -
                                                     ---------------------------------------------------
 Total net assets                                    $         5,716   $     1,624,945   $     1,169,901
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                          -                 -                 -
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                  952.587       264,676.792       299,207.384
                                                     ===================================================

Accumulation unit value:
   IICA I                                                          -                 -                 -
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                          $          6.00   $          6.12   $          3.91
                                                     ===================================================

Total number of mutual fund shares                               348            95,641           103,531
                                                     ===================================================

 Cost of mutual fund shares                          $         7,487   $     1,882,435   $     1,860,191
                                                     ===================================================

                                                                                             ALGER
                                                         AIM V.I.          ALGER            AMERICAN
                                                         PREMIER          AMERICAN          INCOME &
                                                          EQUITY          BALANCED           GROWTH
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     1,373,906   $       749,833   $     1,479,176
                                                     ---------------------------------------------------
Total assets                                               1,373,906           749,833         1,479,176
                                                     ---------------------------------------------------

 Net assets                                          $     1,373,906   $       749,833   $     1,479,176
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     1,373,906   $       749,833   $     1,479,176
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $     1,373,906   $       749,833   $     1,479,176
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                          -        44,739.446        94,818.977
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                              251,631.095                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                                          -   $         16.76   $         15.60
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                          $          5.46                 -                 -
                                                     ===================================================

Total number of mutual fund shares                            84,704            66,416           204,306
                                                     ===================================================

 Cost of mutual fund shares                          $     1,807,130   $       846,049   $     2,050,119
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                          ALGER
                                                         AMERICAN          AMERICAN          AMERICAN
                                                        LEVERAGED       CENTURY(R) VP     CENTURY(R) VP
                                                          ALLCAP           BALANCED       INTERNATIONAL
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     1,456,065   $       276,546   $       477,425
                                                     ---------------------------------------------------
Total assets                                               1,456,065           276,546           477,425
                                                     ---------------------------------------------------

 Net assets                                          $     1,456,065   $       276,546   $       477,425
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     1,456,065   $       276,546   $       477,425
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $     1,456,065   $       276,546   $       477,425
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                100,835.527        21,289.156        41,407.187
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         14.44   $         12.99   $         11.53
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                            69,835            47,598            91,636
                                                     ===================================================

 Cost of mutual fund shares                          $     2,069,821   $       303,166   $       594,719
                                                     ===================================================

                                                                          FEDERATED
                                                      CALVERT SOCIAL       AMERICAN         FEDERATED
                                                         BALANCED          LEADERS        EQUITY INCOME
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $       181,999   $    78,299,611   $    15,168,066
                                                     ---------------------------------------------------
Total assets                                                 181,999        78,299,611        15,168,066
                                                     ---------------------------------------------------

 Net assets                                          $       181,999   $    78,299,611   $    15,168,066
                                                     ===================================================

NET ASSETS
   Accumulation units                                $       181,999   $    78,152,735   $    15,084,953
   Contracts in payout (annuitization) period                      -           146,876            83,113
                                                     ---------------------------------------------------
 Total net assets                                    $       181,999   $    78,299,611   $    15,168,066
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                 11,930.700     4,800,536.562     1,534,583.184
                                                     ===================================================
   IICA II                                                 7,059.935                 -                 -
                                                     ===================================================
   IICA III                                                   60.683                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $          9.61   $         16.28   $          9.83
                                                     ===================================================
   IICA II                                           $          9.47                 -                 -
                                                     ===================================================
   IICA III                                          $          8.03                 -                 -
                                                     ===================================================

Total number of mutual fund shares                           121,333         5,147,903         1,558,897
                                                     ===================================================

 Cost of mutual fund shares                          $       205,574   $    97,733,823   $    21,071,346
                                                     ===================================================

                                                        FEDERATED
                                                       FUND FOR US        FEDERATED         FEDERATED
                                                        GOVERNMENT         GROWTH          HIGH INCOME
                                                        SECURITIES       STRATEGIES           BOND
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     7,622,024   $    17,585,251   $    14,412,920
                                                     ---------------   ---------------   ---------------
Total assets                                               7,622,024        17,585,251        14,412,920
                                                     ---------------   ---------------   ---------------

 Net assets                                          $     7,622,024   $    17,585,251   $    14,412,920
                                                     ===============   ===============   ===============

NET ASSETS
   Accumulation units                                $     7,622,024   $    17,585,251   $    14,398,984
   Contracts in payout (annuitization) period                      -                 -            13,936
                                                     ---------------   ---------------   ---------------
 Total net assets                                    $     7,622,024   $    17,585,251   $    14,412,920
                                                     ===============   ===============   ===============

Accumulation units outstanding:
   IICA I                                                509,834.392     1,290,187.191     1,175,427.265
                                                     ===============   ===============   ===============
   IICA II                                                         -                 -                 -
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -                 -
                                                     ===============   ===============   ===============

Accumulation unit value:
   IICA I                                            $         14.95   $         13.63   $         12.25
                                                     ===============   ===============   ===============
   IICA II                                                         -                 -                 -
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -                 -
                                                     ===============   ===============   ===============

Total number of mutual fund shares                           636,229         1,352,712         2,035,723
                                                     ===============   ===============   ===============

 Cost of mutual fund shares                          $     7,177,943   $    27,730,105   $    17,173,111
                                                     ===============   ===============   ===============

                                                        FEDERATED
                                                      INTERNATIONAL       FEDERATED         FEDERATED
                                                         EQUITY          PRIME MONEY         UTILITY
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    11,588,568   $     5,730,783   $     8,714,371
                                                     ---------------------------------------------------
Total assets                                              11,588,568         5,730,783         8,714,371
                                                     ---------------------------------------------------

 Net assets                                          $    11,588,568   $     5,730,783   $     8,714,371
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    11,554,301   $     5,730,783   $     8,667,911
   Contracts in payout (annuitization) period                 34,267                 -            46,460
                                                     ---------------------------------------------------
 Total net assets                                    $    11,588,568   $     5,730,783   $     8,714,371
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                              1,067,865.163       462,159.889       870,272.144
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         10.82   $         12.40   $          9.96
                                                     ===================================================
   IICA II                                                         -                 -                 -
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                         1,318,381         5,730,783         1,158,826
                                                     ===================================================

 Cost of mutual fund shares                          $    22,313,544   $     5,730,783   $    15,029,822
                                                     ===================================================

                                                     FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                                      EQUITY-INCOME        GROWTH          HIGH INCOME
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    32,896,809   $    22,174,703   $     6,896,749
                                                     ---------------------------------------------------
Total assets                                              32,896,809        22,174,703         6,896,749
                                                     ---------------------------------------------------

 Net assets                                          $    32,896,809   $    22,174,703   $     6,896,749
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    32,896,809   $    22,174,703   $     6,845,492
   Contracts in payout (annuitization) period                      -                 -            51,257
                                                     ---------------------------------------------------
 Total net assets                                    $    32,896,809   $    22,174,703   $     6,896,749
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                              2,000,319.137     1,125,585.750       663,068.138
                                                     ===================================================
   IICA II                                               482,334.912       289,422.471       126,878.706
                                                     ===================================================
   IICA III                                                2,692.155     1,058,747.561                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         14.18   $         12.19   $          9.04
                                                     ===================================================
   IICA II                                           $          9.35   $          8.87   $          6.71
                                                     ===================================================
   IICA III                                          $          8.34   $          5.56                 -
                                                     ===================================================

Total number of mutual fund shares                         1,811,498           946,020         1,163,027
                                                     ===================================================

 Cost of mutual fund shares                          $    39,490,783   $    28,881,703   $     6,754,384
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                                       FIDELITY(R) VIP   FIDELITY(R) VIP
                                                     FIDELITY(R) VIP      II ASSET             II
                                                        OVERSEAS         MANAGER(SM)      CONTRAFUND(R)
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     2,309,062   $     5,091,848   $    22,087,718
                                                     ---------------------------------------------------
Total assets                                               2,309,062         5,091,848        22,087,718
                                                     ---------------------------------------------------

 Net assets                                          $     2,309,062   $     5,091,848   $    22,087,718
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     2,309,062   $     5,091,848   $    22,087,718
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $     2,309,062   $     5,091,848   $    22,087,718
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                209,026.255       304,706.655     1,144,943.468
                                                     ===================================================
   IICA II                                                42,116.131        86,026.015       282,850.571
                                                     ===================================================
   IICA III                                                        -                 -         3,465.144
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $          9.59   $         13.91   $         16.55
                                                     ===================================================
   IICA II                                           $          7.23   $          9.92   $         11.00
                                                     ===================================================
   IICA III                                                        -                 -   $          7.95
                                                     ===================================================

Total number of mutual fund shares                           210,297           399,361         1,220,316
                                                     ===================================================

 Cost of mutual fund shares                          $     2,855,813   $     5,466,606   $    25,203,387
                                                     ===================================================

                                                                       FIDELITY(R) VIP
                                                     FIDELITY(R) VIP    II INVESTMENT         ING VP
                                                       II INDEX 500      GRADE BOND          BALANCED
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    20,521,307   $       685,531   $    10,006,023
                                                     ---------------------------------------------------
Total assets                                              20,521,307           685,531        10,006,023
                                                     ---------------------------------------------------

 Net assets                                          $    20,521,307   $       685,531   $    10,006,023
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    20,521,307   $       685,531   $     9,910,123
   Contracts in payout (annuitization) period                      -                 -            95,900
                                                     ---------------------------------------------------
 Total net assets                                    $    20,521,307   $       685,531   $    10,006,023
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                              1,193,376.064        45,641.184       273,826.481
                                                     ===================================================
   IICA II                                               318,691.707                 -       100,062.090
                                                     ===================================================
   IICA III                                                        -                 -       545,331.766
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         14.87   $         15.02   $         15.05
                                                     ===================================================
   IICA II                                           $          8.71                 -   $         10.44
                                                     ===================================================
   IICA III                                                        -                 -   $          8.70
                                                     ===================================================

Total number of mutual fund shares                           205,377            50,039           932,528
                                                     ===================================================

 Cost of mutual fund shares                          $    24,728,536   $       630,488   $    10,898,491
                                                     ===================================================

                                                                           ING VP
                                                                          EMERGING        ING VP MONEY
                                                       ING VP BOND         MARKETS           MARKET
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    15,105,693   $       164,366   $    35,751,562
                                                     ---------------   ---------------   ---------------
Total assets                                              15,105,693           164,366        35,751,562
                                                     ---------------   ---------------   ---------------

 Net assets                                          $    15,105,693   $       164,366   $    35,751,562
                                                     ===============   ===============   ===============

NET ASSETS
   Accumulation units                                $    15,073,734   $       164,366   $    35,748,165
   Contracts in payout (annuitization) period                 31,959                 -             3,397
                                                     ---------------   ---------------   ---------------
 Total net assets                                    $    15,105,693   $       164,366   $    35,751,562
                                                     ===============   ===============   ===============

Accumulation units outstanding:
   IICA I                                                855,015.634        24,716.669     2,039,665.870
                                                     ===============   ===============   ===============
   IICA II                                               208,944.921                 -       604,638.842
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -       265,122.676
                                                     ===============   ===============   ===============

Accumulation unit value:
   IICA I                                            $         14.47   $          6.65   $         12.65
                                                     ===============   ===============   ===============
   IICA II                                           $         12.93                 -   $         11.64
                                                     ===============   ===============   ===============
   IICA III                                                        -                 -   $         10.97
                                                     ===============   ===============   ===============

Total number of mutual fund shares                         1,116,459            36,771         2,744,757
                                                     ===============   ===============   ===============

 Cost of mutual fund shares                          $    14,794,963   $       211,065   $    35,646,205
                                                     ===============   ===============   ===============

                                                                            ING VP            ING VP
                                                         ING VP           STRATEGIC         STRATEGIC
                                                         NATURAL          ALLOCATION        ALLOCATION
                                                        RESOURCES          BALANCED           GROWTH
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $       383,006   $       554,459   $       709,784
                                                     ---------------------------------------------------
Total assets                                                 383,006           554,459           709,784
                                                     ---------------------------------------------------

 Net assets                                          $       383,006   $       554,459   $       709,784
                                                     ===================================================

NET ASSETS
   Accumulation units                                $       383,006   $       554,459   $       709,784
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $       383,006   $       554,459   $       709,784
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                 32,989.281        34,383.304        52,778.613
                                                     ===================================================
   IICA II                                                         -        12,126.235         5,273.567
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
   IICA I                                            $         11.61   $         12.92   $         12.62
                                                     ===================================================
   IICA II                                                         -   $          9.09   $          8.29
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                            31,601            51,055            65,660
                                                     ===================================================

 Cost of mutual fund shares                          $       429,103   $       634,238   $       852,599
                                                     ===================================================

                                                         ING VP
                                                        STRATEGIC        ING JPMORGAN        ING MFS
                                                        ALLOCATION         FLEMING           CAPITAL
                                                          INCOME        INTERNATIONAL     OPPORTUNITIES
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     1,560,901   $     1,469,616   $     3,984,148
                                                     ---------------------------------------------------
Total assets                                               1,560,901         1,469,616         3,984,148
                                                     ---------------------------------------------------

 Net assets                                          $     1,560,901   $     1,469,616   $     3,984,148
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     1,520,654   $     1,463,666   $     3,958,583
   Contracts in payout (annuitization) period                 40,247             5,950            25,565
                                                     ---------------------------------------------------
 Total net assets                                    $     1,560,901   $     1,469,616   $     3,984,148
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                 98,588.075       141,521.493       333,608.603
                                                     ===================================================
   IICA II                                                16,424.791        34,667.642       119,891.035
                                                     ===================================================
   IICA III                                                        -                 -                 -
                                                     ===================================================

Accumulation unit value:
    IICA I                                           $         13.70   $          8.39   $          8.84
                                                     ===================================================
    IICA II                                          $         10.35   $          7.97   $          8.42
                                                     ===================================================
    IICA III                                                       -                 -                 -
                                                     ===================================================

Total number of mutual fund shares                           140,749           179,880           210,356
                                                     ===================================================

 Cost of mutual fund shares                          $     1,680,050   $     1,750,081   $     5,325,170
                                                     ===================================================

SEE ACCOMPANYING NOTES.

                                                                         ING SALOMON
                                                                           BROTHERS        ING T. ROWE
                                                         ING MFS          AGGRESSIVE       PRICE GROWTH
                                                        RESEARCH            GROWTH            EQUITY
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $     7,352,669   $     9,493,600   $    16,326,119
                                                     ---------------------------------------------------
Total assets                                               7,352,669         9,493,600        16,326,119
                                                     ---------------------------------------------------

 Net assets                                          $     7,352,669   $     9,493,600   $    16,326,119
                                                     ===================================================

NET ASSETS
   Accumulation units                                $     7,352,669   $     9,490,246   $    16,224,602
   Contracts in payout (annuitization) period                      -             3,354           101,517
                                                     ---------------------------------------------------
 Total net assets                                    $     7,352,669   $     9,493,600   $    16,326,119
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                916,120.335     1,301,937.447     1,092,108.032
                                                     ===================================================
   IICA II                                               110,061.074       146,220.243       109,182.895
                                                     ===================================================
   IICA III                                                        -         1,441.040         5,629.161
                                                     ===================================================

Accumulation unit value:
    IICA I                                           $          7.09   $          6.63   $         13.85
                                                     ===================================================
    IICA II                                          $          7.79   $          5.83   $          9.69
                                                     ===================================================
    IICA III                                                       -   $          4.12   $          7.27
                                                     ===================================================

Total number of mutual fund shares                         1,211,313           360,288           470,629
                                                     ===================================================

 Cost of mutual fund shares                          $     9,656,382   $    12,674,567   $    20,569,328
                                                     ===================================================

                                                          ING VP
                                                        GROWTH AND          ING VP        ING VP INDEX
                                                          INCOME            GROWTH        PLUS LARGECAP
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $    10,865,268   $     2,359,199   $    10,982,858
                                                     ---------------------------------------------------
Total assets                                              10,865,268         2,359,199        10,982,858
                                                     ---------------------------------------------------

 Net assets                                          $    10,865,268   $     2,359,199   $    10,982,858
                                                     ===================================================

NET ASSETS
   Accumulation units                                $    10,787,461   $     2,278,499   $    10,857,833
   Contracts in payout (annuitization) period                 77,807            80,700           125,025
                                                     ---------------------------------------------------
 Total net assets                                    $    10,865,268   $     2,359,199   $    10,982,858
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                718,631.484        79,048.065       305,208.756
                                                     ===================================================
   IICA II                                               407,326.447        37,024.704       139,607.128
                                                     ===================================================
   IICA III                                                4,650.100       235,002.273       850,721.885
                                                     ===================================================

Accumulation unit value:
    IICA I                                           $         11.16   $         10.40   $         13.49
                                                     ===================================================
    IICA II                                          $          6.73   $          7.60   $          9.10
                                                     ===================================================
    IICA III                                         $          5.64   $          5.00   $          6.43
                                                     ===================================================

Total number of mutual fund shares                           749,329           344,409         1,012,245
                                                     ===================================================

 Cost of mutual fund shares                          $    12,642,879   $     3,118,511   $    12,824,092
                                                     ===================================================

                                                                                             ING VP
                                                      ING VP INDEX       ING VP INDEX     INTERNATIONAL
                                                       PLUS MIDCAP      PLUS SMALLCAP        EQUITY
                                                     ---------------------------------------------------
ASSETS
   Investments in mutual funds at fair value         $        44,575   $        27,623   $       280,751
                                                     ---------------------------------------------------
Total assets                                                  44,575            27,623           280,751
                                                     ---------------------------------------------------

 Net assets                                          $        44,575   $        27,623   $       280,751
                                                     ===================================================

NET ASSETS
   Accumulation units                                $        44,575   $        27,623   $       280,751
   Contracts in payout (annuitization) period                      -                 -                 -
                                                     ---------------------------------------------------
 Total net assets                                    $        44,575   $        27,623   $       280,751
                                                     ===================================================

Accumulation units outstanding:
   IICA I                                                          -                 -        34,132.593
                                                     ===================================================
   IICA II                                                         -                 -         4,422.311
                                                     ===================================================
   IICA III                                                4,081.975         2,689.660         7,887.919
                                                     ===================================================

Accumulation unit value:
    IICA I                                                         -                 -   $          6.20
                                                     ===================================================
    IICA II                                                        -                 -   $          6.25
                                                     ===================================================
    IICA III                                         $         10.92   $         10.27   $          5.26
                                                     ===================================================

Total number of mutual fund shares                             3,758             2,776            48,573
                                                     ===================================================

 Cost of mutual fund shares                          $        49,977   $        32,520   $       341,336
                                                     ===================================================

                                                                                         JANUS ASPEN
                                                                              ING VP        SERIES     JANUS ASPEN     JANUS ASPEN
                                               ING VP SMALL     ING VP        VALUE       AGGRESSIVE     SERIES      SERIES FLEXIBLE
                                                 COMPANY      TECHNOLOGY    OPPORTUNITY     GROWTH      BALANCED         INCOME
                                               -------------------------------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value   $  8,445,368  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
                                               -------------------------------------------------------------------------------------
Total assets                                      8,445,368       756,262     3,282,248     8,360,226    17,714,958       10,027,461
                                               -------------------------------------------------------------------------------------

 Net assets                                    $  8,445,368  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
                                               =====================================================================================

NET ASSETS
   Accumulation units                          $  8,160,557  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
   Contracts in payout (annuitization) period       284,811             -             -             -             -                -
                                               -------------------------------------------------------------------------------------
 Total net assets                              $  8,445,368  $    756,262  $  3,282,248  $  8,360,226  $ 17,714,958     $ 10,027,461
                                               =====================================================================================

Accumulation units outstanding:
   IICA I                                       357,091.935   115,373.142   200,434.348   511,821.374   719,489.767      526,127.506
                                               =====================================================================================
   IICA II                                       78,471.979    10,727.495    58,977.848    77,571.208   245,427.787      123,060.750
                                               =====================================================================================
   IICA III                                     239,998.329   167,311.774     5,005.201   607,918.799     2,722.715                -
                                               =====================================================================================

Accumulation unit value:
   IICA I                                      $      14.33  $       2.56  $      13.32  $      10.60  $      20.04     $      16.03
                                               =====================================================================================
   IICA II                                     $      10.31  $       2.57  $       9.76  $       8.29  $      13.33     $      12.95
                                               =====================================================================================
   IICA III                                    $       9.31  $       2.59  $       7.36  $       3.77  $       9.12                -
                                               =====================================================================================

Total number of mutual fund shares                  662,382       284,309       335,952       527,792       860,367          815,241
                                               =====================================================================================

Cost of mutual fund shares                     $ 10,693,738  $    821,727  $  4,331,016  $  8,428,069  $ 19,454,280     $  9,724,996
                                               =====================================================================================

                                                                  JANUS ASPEN
                                                                    SERIES
                                                JANUS ASPEN        WORLDWIDE     MFS(R) GLOBAL   MFS(R) TOTAL
                                               SERIES GROWTH        GROWTH        GOVERNMENTS      RETURN
                                               --------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value   $   9,846,151    $    30,977,705   $  1,134,167  $  17,806,238
                                               --------------------------------------------------------------
Total assets                                       9,846,151         30,977,705      1,134,167     17,806,238
                                               --------------------------------------------------------------

 Net assets                                    $   9,846,151    $    30,977,705   $  1,134,167  $  17,806,238
                                               ==============================================================

NET ASSETS
   Accumulation units                          $   9,757,586    $    30,869,168   $  1,134,167  $  17,806,238
   Contracts in payout (annuitization) period         88,565            108,537              -              -
                                               --------------------------------------------------------------
 Total net assets                              $   9,846,151    $    30,977,705   $  1,134,167  $  17,806,238
                                               ==============================================================

Accumulation units outstanding:
   IICA I                                        649,851.591      1,677,026.367     84,628.344    927,093.753
                                               ==============================================================
   IICA II                                       181,345.187        347,180.701     10,800.774    289,688.419
                                               ==============================================================
   IICA III                                        4,781.290        286,081.367              -              -
                                               ==============================================================

Accumulation unit value:
   IICA I                                      $       12.67    $         15.53   $      11.92  $       15.51
                                               ==============================================================
   IICA II                                     $        8.27    $          9.11   $      11.61  $       11.83
                                               ==============================================================
   IICA III                                    $        5.07    $          5.81              -              -
                                               ==============================================================

Total number of mutual fund shares                   673,932          1,471,625        107,708      1,038,870
                                               ==============================================================

Cost of mutual fund shares                     $  12,323,658    $    37,373,716   $  1,086,619  $  19,741,758
                                               ==============================================================

                                                                                 OPPENHEIMER
                                                                 OPPENHEIMER     MAIN STREET
                                                OPPENHEIMER         GLOBAL         GROWTH &      OPPENHEIMER
                                                 AGGRESSIVE       SECURITIES        INCOME      STRATEGIC BOND
                                               ---------------------------------------------------------------
ASSETS
   Investments in mutual funds at fair value   $   2,987,302    $    7,123,532   $   6,276,438  $    5,663,533
                                               ---------------------------------------------------------------
Total assets                                       2,987,302         7,123,532       6,276,438       5,663,533
                                               ---------------------------------------------------------------

 Net assets                                    $   2,987,302    $    7,123,532   $   6,276,438  $    5,663,533
                                               ===============================================================

NET ASSETS
   Accumulation units                          $   2,987,302    $    7,123,532   $   6,249,795  $    5,514,268
   Contracts in payout (annuitization) period              -                 -          26,643         149,265
                                               ---------------------------------------------------------------
 Total net assets                              $   2,987,302    $    7,123,532   $   6,276,438  $    5,663,533
                                               ===============================================================

Accumulation units outstanding:
   IICA I                                        231,201.290       249,877.159     463,031.326     325,820.456
                                               ===============================================================
   IICA II                                        71,288.068        52,158.181     201,948.527      63,290.275
                                               ===============================================================
   IICA III                                                -       354,018.066               -      70,628.886
                                               ===============================================================

Accumulation unit value:
   IICA I                                      $       10.34    $        14.00   $       10.10  $        12.27
                                               ===============================================================
   IICA II                                     $        8.37    $        11.88   $        7.79  $        11.35
                                               ===============================================================
   IICA III                                                -    $         8.49               -  $        11.30
                                               ===============================================================

Total number of mutual fund shares                   102,200           402,459         409,689       1,239,285
                                               ===============================================================

Cost of mutual fund shares                     $   3,015,309    $    8,853,444   $   7,529,485  $    5,416,339
                                               ===============================================================

SEE ACCOMPANYING NOTES.

                        ING Insurance Company of America
                           Variable Annuity Account I

                             Statement of Operations

                      For the year ended December 31, 2002

                                                  AIM V.I.
                                                  CAPITAL      AIM V.I. CORE     AIM V.I.      AIM V.I.
                                                APPRECIATION      EQUITY          GROWTH    PREMIER EQUITY
                                                ----------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
   Dividends                                    $          -   $      5,883     $        -   $      5,412
                                                ---------------------------------------------------------
Total investment income                                    -          5,883              -          5,412

Expenses:
   Mortality and expense risk and other
     charges                                              45         14,019         12,654         13,264
                                                ---------------------------------------------------------
Total expenses                                            45         14,019         12,654         13,264
                                                ---------------------------------------------------------
Net investment income (loss)                             (45)        (8,136)       (12,654)        (7,852)

REALIZED AND UNREALIZED GAIN (LOSS) ON
   INVESTMENTS
Net realized gain (loss) on investments                  (26)       (36,781)       (75,362)      (116,519)
Capital gains distributions                                -              -              -              -
                                                ---------------------------------------------------------
Total realized gain (loss) and capital
   gains distributions                                   (26)       (36,781)       (75,362)      (116,519)

Net unrealized appreciation (depreciation)
   of investments                                     (1,184)      (195,246)      (401,634)      (385,267)
                                                ---------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    $     (1,255)  $   (240,163)  $   (489,650)  $   (509,638)
                                                =========================================================

                                               FEDERATED
                                              FUND FOR US     FEDERATED        FEDERATED        FEDERATED
                                               GOVERNMENT      GROWTH         HIGH INCOME     INTERNATIONAL
                                               SECURITIES    STRATEGIES          BOND            EQUITY
                                              -------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $   226,464   $           -    $   1,647,694    $           -
                                              -------------------------------------------------------------
Total investment income                           226,464               -        1,647,694                -

Expenses:
  Mortality and expense risk and other
     charges                                       92,892         348,407          226,384          228,076
                                              -------------------------------------------------------------
Total expenses                                     92,892         348,407          226,384          228,076
                                              -------------------------------------------------------------
Net investment income (loss)                      133,572        (348,407)       1,421,310         (228,076)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments           158,777         214,646       (3,603,774)        (791,436)
Capital gains distributions                             -               -                -                -
                                              -------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                             158,777         214,646       (3,603,774)        (791,436)

Net unrealized appreciation (depreciation)
  of investments                                  176,033      (8,061,908)       2,171,317       (3,428,096)
                                              -------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $   468,382   $  (8,195,669)   $     (11,147)   $  (4,447,608)
                                              =============================================================

SEE ACCOMPANYING NOTES.

                                                     ALGER      ALGER AMERICAN  ALGER AMERICAN     AMERICAN       AMERICAN
                                                    AMERICAN        INCOME &      LEVERAGED     CENTURY(R) VP  CENTURY(R) VP
                                                    BALANCED        GROWTH          ALLCAP         BALANCED    INTERNATIONAL
                                                -----------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                       $     16,055    $     13,553   $        156    $      8,381   $      6,125
                                                ----------------------------------------------------------------------------
Total investment income                                 16,055          13,553            156           8,381          6,125

Expenses:
  Mortality and expense risk and other
     charges                                            13,903          28,675         27,851           4,258          9,785
                                                ----------------------------------------------------------------------------
Total expenses                                          13,903          28,675         27,851           4,258          9,785
                                                ----------------------------------------------------------------------------
Net investment income (loss)                             2,152         (15,122)       (27,695)          4,123         (3,660)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments               (167,291)     (1,075,121)    (1,410,221)        (51,759)      (555,765)
Capital gains distributions                                  -               -              -               -              -
                                                ----------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                 (167,291)     (1,075,121)    (1,410,221)        (51,759)      (555,765)

Net unrealized appreciation (depreciation)
  of investments                                        14,994         272,691        576,819          11,777        383,867
                                                ----------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                       $   (150,145)   $   (817,552)  $   (861,097)   $    (35,859)  $   (175,558)
                                                ============================================================================

                                                                  FEDERATED
                                                CALVERT SOCIAL    AMERICAN      FEDERATED
                                                   BALANCED        LEADERS    EQUITY INCOME
                                                -------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                      $      5,349   $  1,127,776   $    386,506
                                                -------------------------------------------
Total investment income                                 5,349      1,127,776        386,506

Expenses:
  Mortality and expense risk and other
     charges                                            2,577      1,377,288        264,149
                                                -------------------------------------------
Total expenses                                          2,577      1,377,288        264,149
                                                -------------------------------------------
Net investment income (loss)                            2,772       (249,512)       122,357

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments               (48,023)     2,829,742       (603,167)
Capital gains distributions                                 -              -              -
                                                -------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                 (48,023)     2,829,742       (603,167)

Net unrealized appreciation (depreciation)
  of investments                                       14,418    (26,841,421)    (4,271,379)
                                                -------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                      $    (30,833)  $(24,261,191)  $ (4,752,189)
                                                ===========================================

                                               FEDERATED       FEDERATED      FIDELITY(R) VIP   FIDELITY(R) VIP   FIDELITY(R) VIP
                                              PRIME MONEY       UTILITY        EQUITY-INCOME        GROWTH          HIGH INCOME
                                              -----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $    76,684    $     655,580    $      705,355    $       66,297    $      824,324
                                              ----------------------------------------------------------------------------------
Total investment income                            76,684          655,580           705,355            66,297           824,324

Expenses:
  Mortality and expense risk and other
     charges                                       78,239          160,555           550,157           343,258           100,873
                                              ----------------------------------------------------------------------------------
Total expenses                                     78,239          160,555           550,157           343,258           100,873
                                              ----------------------------------------------------------------------------------
Net investment income (loss)                       (1,555)         495,025           155,198          (276,961)          723,451

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments                 -       (1,337,582)       (4,523,757)      (13,009,619)       (3,582,888)
Capital gains distributions                             -                -           960,067                 -                 -
                                              ----------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                   -       (1,337,582)       (3,563,690)      (13,009,619)       (3,582,888)

Net unrealized appreciation (depreciation)
  of investments                                        -       (2,706,364)       (4,812,493)        3,417,227         2,953,552
                                              ----------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $    (1,555)   $  (3,548,921)   $   (8,220,985)   $   (9,869,353)   $       94,115
                                              ==================================================================================

                                                                FIDELITY(R) VIP
                                              FIDELITY(R) VIP       II ASSET       FIDELITY(R) VIP
                                                 OVERSEAS         MANAGER(SM)     II CONTRAFUND(R)
                                              ----------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $       21,226    $      216,856    $        220,222
                                              ----------------------------------------------------
Total investment income                               21,226           216,856             220,222

Expenses:
  Mortality and expense risk and other
     charges                                          37,963            73,978             352,171
                                              ----------------------------------------------------
Total expenses                                        37,963            73,978             352,171
                                              ----------------------------------------------------
Net investment income (loss)                         (16,737)          142,878            (131,949)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments           (1,347,416)       (1,038,137)         (4,163,826)
Capital gains distributions                                -                 -                   -
                                              ----------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                             (1,347,416)       (1,038,137)         (4,163,826)

Net unrealized appreciation (depreciation)
  of investments                                     690,603           263,960           1,461,063
                                              ----------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $     (673,550)   $     (631,299)   $     (2,834,712)
                                              ====================================================

                                                                FIDELITY(R) VIP
                                              FIDELITY(R) VIP    II INVESTMENT       ING VP
                                               II INDEX 500       GRADE BOND        BALANCED       ING VP BOND
                                              -----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $       361,715   $        36,052   $      96,875    $    461,307
                                              -----------------------------------------------------------------
Total investment income                               361,715            36,052          96,875         461,307

Expenses:
  Mortality and expense risk and other
    charges                                           350,736            10,885         116,788         172,861
                                              -----------------------------------------------------------------
Total expenses                                        350,736            10,885         116,788         172,861
                                              -----------------------------------------------------------------
Net investment income (loss)                           10,979            25,167         (19,913)        288,446

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments            (3,991,035)           38,402      (1,657,801)        (54,213)
Capital gains distributions                                 -                 -               -          55,876
                                              -----------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                              (3,991,035)           38,402      (1,657,801)          1,663

Net unrealized appreciation (depreciation)
  of investments                                   (3,146,582)           (1,182)        519,048         539,362
                                              -----------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM  OPERATIONS                  $    (7,126,638)  $        62,387   $  (1,158,666)   $    829,471
                                              =================================================================

                                                                ING SALOMON
                                                                  BROTHERS       ING T. ROWE        ING VP
                                                 ING MFS         AGGRESSIVE     PRICE GROWTH      GROWTH AND
                                                RESEARCH           GROWTH          EQUITY           INCOME
                                              ----------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $      18,972    $           -    $      38,298    $     116,344
                                              ----------------------------------------------------------------
 Total investment income                             18,972                -           38,298          116,344

 Expenses:
   Mortality and expense risk and
     other charges                                  135,337          194,363          284,212          191,565
                                              ----------------------------------------------------------------
 Total expenses                                     135,337          194,363          284,212          191,565
                                              ----------------------------------------------------------------
Net investment income (loss)                       (116,365)        (194,363)        (245,914)         (75,221)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments          (7,693,651)      (2,876,746)      (8,151,651)      (2,779,794)
Capital gains distributions                               -                -                -                -
                                              ----------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                            (7,693,651)      (2,876,746)      (8,151,651)      (2,779,794)

Net unrealized appreciation (depreciation)
  of investments                                  4,795,711       (3,540,812)       2,355,089       (1,348,383)
                                              ----------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $  (3,014,305)   $  (6,611,921)   $  (6,042,476)   $  (4,203,398)
                                              ================================================================

SEE ACCOMPANYING NOTES.

                                                                                            ING VP       ING VP        ING VP
                                                ING VP                        ING VP      STRATEGIC     STRATEGIC    STRATEGIC
                                               EMERGING     ING VP MONEY     NATURAL      ALLOCATION   ALLOCATION    ALLOCATION
                                               MARKETS         MARKET       RESOURCES      BALANCED      GROWTH        INCOME
                                              ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $        -    $   1,247,603   $      802    $   14,707   $    17,486   $   49,085
                                              ---------------------------------------------------------------------------------
Total investment income                                -        1,247,603          802        14,707        17,486       49,085

Expenses:
  Mortality and expense risk and other
    charges                                        3,677          473,597        6,403         8,234        12,802       23,536
                                              ---------------------------------------------------------------------------------
Total expenses                                     3,677          473,597        6,403         8,234        12,802       23,536
                                              ---------------------------------------------------------------------------------
Net investment income (loss)                      (3,677)         774,006       (5,601)        6,473         4,684       25,549

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments         (104,559)        (721,051)     (13,389)      (53,479)     (145,586)      65,259
Capital gains distributions                            -                -            -             -             -            -
                                              ---------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                           (104,559)        (721,051)     (13,389)      (53,479)     (145,586)      65,259

Net unrealized appreciation (depreciation)
  of investments                                  83,418           30,118        1,280       (22,405)      (15,406)    (163,446)
                                              ---------------------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM  OPERATIONS                  $  (24,818)   $      83,073   $  (17,710)   $  (69,411)  $  (156,308)  $  (72,638)
                                              =================================================================================

                                              ING JPMORGAN        ING MFS
                                                 FLEMING          CAPITAL
                                              INTERNATIONAL    OPPORTUNITIES
                                              ------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $       9,126    $           -
                                              ------------------------------
Total investment income                               9,126                -

Expenses:
  Mortality and expense risk and other
    charges                                          19,698           61,551
                                              ------------------------------
Total expenses                                       19,698           61,551
                                              ------------------------------
Net investment income (loss)                        (10,572)         (61,551)

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS
Net realized gain (loss) on investments            (692,553)      (3,730,895)
Capital gains distributions                               -                -
                                              ------------------------------
Total realized gain (loss) and capital
  gains distributions                              (692,553)      (3,730,895)

Net unrealized appreciation (depreciation)
  of investments                                    378,911        2,007,266
                                              ------------------------------

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM  OPERATIONS                  $    (324,214)   $  (1,785,180)
                                              ==============================

                                                                                                                       ING VP
                                                 ING VP         ING VP INDEX      ING VP INDEX    ING VP INDEX     INTERNATIONAL
                                                 GROWTH         PLUS LARGECAP     PLUS MIDCAP     PLUS SMALLCAP       EQUITY
                                              ----------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                   $           -     $      25,794     $        169    $          41    $         739
                                              ----------------------------------------------------------------------------------
 Total investment income                                  -            25,794              169               41              739

 Expenses:
   Mortality and expense risk and
     other charges                                   35,653           133,434              458              303            4,221
                                              ----------------------------------------------------------------------------------
 Total expenses                                      35,653           133,434              458              303            4,221
                                              ----------------------------------------------------------------------------------
Net investment income (loss)                        (35,653)         (107,640)            (289)            (262)          (3,482)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments          (1,203,141)       (2,556,111)             (38)             (22)         (41,921)
Capital gains distributions                               -                 -                -              328                -
                                              ----------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                            (1,203,141)       (2,556,111)             (38)             306          (41,921)

Net unrealized appreciation (depreciation)
  of investments                                    176,887          (125,837)          (6,121)          (4,600)         (57,966)
                                              ----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                   $  (1,061,907)    $  (2,789,588)    $     (6,448)   $      (4,556)   $    (103,369)
                                              ==================================================================================

                                               ING VP SMALL       ING VP        ING VP VALUE
                                                  COMPANY       TECHNOLOGY      OPPORTUNITY
                                              -----------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                    $     56,150    $         -      $      24,774
                                               ----------------------------------------------
 Total investment income                             56,150              -             24,774

 Expenses:
   Mortality and expense risk and
     other charges                                  141,801         12,700             75,610
                                               ----------------------------------------------
 Total expenses                                     141,801         12,700             75,610
                                               ----------------------------------------------
Net investment income (loss)                        (85,651)       (12,700)           (50,836)
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments            (691,721)      (583,312)        (1,422,777)
Capital gains distributions                               -              -                  -
                                               ----------------------------------------------
Total realized gain (loss) and capital
  gains distributions                              (691,721)      (583,312)        (1,422,777)
Net unrealized appreciation (depreciation)
  of investments                                 (2,534,486)       (80,644)          (379,958)
                                               ----------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                    $ (3,311,858)   $  (676,656)     $  (1,853,571)
                                               ==============================================

                                                   JANUS ASPEN        JANUS ASPEN       JANUS ASPEN
                                                SERIES AGGRESSIVE       SERIES        SERIES FLEXIBLE    JANUS ASPEN
                                                     GROWTH            BALANCED           INCOME        SERIES GROWTH
                                                ---------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $               -    $     444,094    $       372,814   $           -
                                                ---------------------------------------------------------------------
Total investment income                                         -          444,094            372,814               -

Expenses:
  Mortality and expense risk and
    other charges                                         133,288          255,938            109,858         191,675
                                                ---------------------------------------------------------------------
Total expenses                                            133,288          255,938            109,858         191,675
                                                ---------------------------------------------------------------------
Net investment income (loss)                             (133,288)         188,156            262,956        (191,675)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments                (3,913,116)      (1,416,806)           163,679      (5,712,031)
Capital gains distributions                                     -                -                  -               -
                                                ---------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                                  (3,913,116)      (1,416,806)           163,679      (5,712,031)

Net unrealized appreciation (depreciation)
  of investments                                          231,916         (245,426)           273,121       1,368,438
                                                ---------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $      (3,814,488)   $  (1,474,076)   $       699,756   $  (4,535,268)
                                                =====================================================================

SEE ACCOMPANYING NOTES.

                                                 JANUS ASPEN
                                                   SERIES                                           OPPENHEIMER      OPPENHEIMER
                                                  WORLDWIDE       MFS(R) GLOBAL    MFS(R) TOTAL      AGGRESSIVE        GLOBAL
                                                   GROWTH          GOVERNMENTS       RETURN            GROWTH        SECURITIES
                                                ---------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $      355,295    $      21,759   $     353,556    $      29,249    $      32,396
                                                ---------------------------------------------------------------------------------
Total investment income                                355,295           21,759         353,556           29,249           32,396

Expenses:
  Mortality and expense risk and
    other charges                                      580,615           10,914         274,719           57,313           86,770
                                                ---------------------------------------------------------------------------------
Total expenses                                         580,615           10,914         274,719           57,313           86,770
                                                ---------------------------------------------------------------------------------
Net investment income (loss)                          (225,320)          10,845          78,837          (28,064)         (54,374)

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments            (22,399,939)           2,950         220,468       (1,362,443)        (503,903)
Capital gains distributions                                  -                -         280,313                -                -
                                                ---------------------------------------------------------------------------------
Total realized gain (loss) and capital
  gains distributions                              (22,399,939)           2,950         500,781       (1,362,443)        (503,903)

Net unrealized appreciation (depreciation)
  of investments                                     9,385,638           44,948      (2,053,031)        (187,985)      (1,352,931)
                                                ---------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $  (13,239,621)   $      58,743   $  (1,473,413)   $  (1,578,492)   $  (1,911,208)
                                                =================================================================================

                                                 OPPENHEIMER
                                                 MAIN STREET
                                                  GROWTH &        OPPENHEIMER
                                                   INCOME        STRATEGIC BOND
                                                -------------------------------
NET INVESTMENT INCOME (LOSS)
Income:
  Dividends                                     $      60,403    $      308,653
                                                -------------------------------
Total investment income                                60,403           308,653
Expenses:
  Mortality and expense risk and
    other charges                                     105,959            63,199
                                                -------------------------------
Total expenses                                        105,959            63,199
                                                -------------------------------
Net investment income (loss)                          (45,556)          245,454

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Net realized gain (loss) on investments            (1,859,687)         (172,062)
Capital gains distributions                                 -                 -
                                                -------------------------------
Total realized gain (loss) and capital
  gains distributions                              (1,859,687)         (172,062)

Net unrealized appreciation (depreciation)
  of investments                                      206,524           227,698
                                                -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                     $  (1,698,719)   $      301,090
                                                ===============================

                        ING Insurance Company of America
                           Variable Annuity Account I

                       Statements of Changes in Net Assets

                 For the years ended December 31, 2002 and 2001

                                                  AIM V.I.                                        AIM V.I.
                                                   CAPITAL      AIM V.I. CORE     AIM V.I.        PREMIER
                                                APPRECIATION       EQUITY          GROWTH          EQUITY
                                                -----------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $        738    $       1,422    $   139,540    $     2,234

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          255           (6,940)        (8,187)        20,159
   Net realized gain (loss) on investments
     and capital gains distributions                      (5)         (19,808)       (52,739)        (6,379)
   Net unrealized appreciation
     (depreciation) of investments                      (587)         (62,211)      (286,908)       (47,910)
                                                -----------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                           (337)         (88,959)      (347,834)       (34,130)

Changes from principal transactions:
   Total unit transactions                             3,149        1,368,108      1,670,835      1,288,745
                                                -----------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                       3,149        1,368,108      1,670,835      1,288,745
                                                -----------------------------------------------------------
Total increase (decrease)                              2,812        1,279,149      1,323,001      1,254,615
                                                -----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                        3,550        1,280,571      1,462,541      1,256,849

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                          (45)          (8,136)       (12,654)        (7,852)
   Net realized gain (loss) on investments
     and capital gains distributions                     (26)         (36,781)       (75,362)      (116,519)
   Net unrealized appreciation
     (depreciation) of investments                    (1,184)        (195,246)      (401,634)      (385,267)
                                                -----------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations                 (1,255)        (240,163)      (489,650)      (509,638)

Changes from principal transactions:
   Total unit transactions                             3,421          584,537        197,010        626,695
                                                -----------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions               3,421          584,537        197,010        626,695
                                                -----------------------------------------------------------
Total increase (decrease)                              2,166          344,374       (292,640)       117,057
                                                -----------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $      5,716    $   1,624,945    $ 1,169,901    $ 1,373,906
                                                ===========================================================

SEE ACCOMPANYING NOTES.

                                                                  ALGER             ALGER
                                                   ALGER         AMERICAN          AMERICAN        AMERICAN         AMERICAN
                                                  AMERICAN       INCOME &         LEVERAGED      CENTURY(R) VP    CENTURY(R) VP
                                                  BALANCED        GROWTH            ALLCAP          BALANCED      INTERNATIONAL
                                                --------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $ 1,537,588    $   4,314,521    $   3,803,432    $     382,959    $   1,882,355

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      26,055          221,361           68,267           17,426          131,790
   Net realized gain (loss) on investments
     and capital gains distributions                (13,395)        (195,125)        (254,978)          (3,700)        (147,781)
   Net unrealized appreciation
     (depreciation) of investments                  (61,204)        (700,545)        (481,231)         (32,076)        (510,361)
                                                --------------------------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                       (48,544)        (674,309)        (667,942)         (18,350)        (526,352)

Changes from principal transactions:
   Total unit transactions                         (175,509)        (635,886)        (464,730)         (28,358)        (377,285)
                                                --------------------------------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                   (175,509)        (635,886)        (464,730)         (28,358)        (377,285)
                                                --------------------------------------------------------------------------------
Total increase (decrease)                          (224,053)      (1,310,195)      (1,132,672)         (46,708)        (903,637)
                                                --------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                   1,313,535        3,004,326        2,670,760          336,251          978,718

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                       2,152          (15,122)         (27,695)           4,123           (3,660)
   Net realized gain (loss) on investments
     and capital gains distributions               (167,291)      (1,075,121)      (1,410,221)         (51,759)        (555,765)
   Net unrealized appreciation
     (depreciation) of investments                   14,994          272,691          576,819           11,777          383,867
                                                --------------------------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations              (150,145)        (817,552)        (861,097)         (35,859)        (175,558)

Changes from principal transactions:
   Total unit transactions                         (413,557)        (707,598)        (353,598)         (23,846)        (325,735)
                                                --------------------------------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions           (413,557)        (707,598)        (353,598)         (23,846)        (325,735)
                                                --------------------------------------------------------------------------------
Total increase (decrease)                          (563,702)      (1,525,150)      (1,214,695)         (59,705)        (501,293)
                                                --------------------------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $   749,833    $   1,479,176    $   1,456,065    $     276,546    $     477,425
                                                ================================================================================

                                                                                                  FEDERATED
                                                 CALVERT        FEDERATED         FEDERATED      FUND FOR US
                                                  SOCIAL         AMERICAN          EQUITY        GOVERNMENT
                                                 BALANCED        LEADERS           INCOME        SECURITIES
                                                ------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                   $  219,625    $  134,796,147    $  28,257,521    $ 5,207,916

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      9,563           770,344          149,069        125,933
   Net realized gain (loss) on investments
     and capital gains distributions               (11,031)        3,849,541          186,364         41,195
   Net unrealized appreciation
     (depreciation) of investments                 (18,886)      (11,943,515)      (3,802,146)       110,606
                                                ------------------------------------------------------------
   Net increase (decrease) in net assets
    resulting from operations                      (20,354)       (7,323,630)      (3,466,713)       277,734

Changes from principal transactions:
   Total unit transactions                          22,955        (9,718,691)      (1,891,633)       264,233
                                                ------------------------------------------------------------
   Increase (decrease) in assets derived
     from principal transactions                    22,955        (9,718,691)      (1,891,633)       264,233
                                                ------------------------------------------------------------
Total increase (decrease)                            2,601       (17,042,321)      (5,358,346)       541,967
                                                ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                    222,226       117,753,826       22,899,175      5,749,883

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                      2,772          (249,512)         122,357        133,572
   Net realized gain (loss) on investments
     and capital gains distributions               (48,023)        2,829,742         (603,167)       158,777
   Net unrealized appreciation
     (depreciation) of investments                  14,418       (26,841,421)      (4,271,379)       176,033
                                                ------------------------------------------------------------
   Net increase (decrease) in net
     assets resulting from operations              (30,833)      (24,261,191)      (4,752,189)       468,382

Changes from principal transactions:
   Total unit transactions                          (9,394)      (15,193,024)      (2,978,920)     1,403,759
                                                ------------------------------------------------------------
   Increase (decrease) in assets
     derived from principal transactions            (9,394)      (15,193,024)      (2,978,920)     1,403,759
                                                ------------------------------------------------------------
Total increase (decrease)                          (40,227)      (39,454,215)      (7,731,109)     1,872,141
                                                ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                 $  181,999    $   78,299,611    $  15,168,066    $ 7,622,024
                                                ============================================================

                                                                         FEDERATED      FEDERATED       FEDERATED
                                                                          GROWTH       HIGH INCOME    INTERNATIONAL     FEDERATED
                                                                        STRATEGIES        BOND           EQUITY        PRIME MONEY
                                                                      --------------  -------------  --------------   -------------
NET ASSETS AT JANUARY 1, 2001                                         $   47,247,905  $  19,988,456  $   34,740,558   $   4,158,587

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              122,335      1,770,192       3,234,058         110,251
   Net realized gain (loss) on investments and capital gains
     distributions                                                         2,053,742       (928,501)        963,385               -
   Net unrealized appreciation (depreciation) of investments             (13,015,925)      (826,402)    (14,227,611)              -
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations       (10,839,848)        15,289     (10,030,168)        110,251

Changes from principal transactions:
   Total unit transactions                                                (4,303,637)    (2,048,312)     (4,250,179)        906,033
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (4,303,637)    (2,048,312)     (4,250,179)        906,033
                                                                      -------------------------------------------------------------
Total increase (decrease)                                                (15,143,485)    (2,033,023)    (14,280,347)      1,016,284
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                           32,104,420     17,955,433      20,460,211       5,174,871

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (348,407)     1,421,310        (228,076)         (1,555)
   Net realized gain (loss) on investments and capital gains
     distributions                                                           214,646     (3,603,774)       (791,436)              -
   Net unrealized appreciation (depreciation) of investments              (8,061,908)     2,171,317      (3,428,096)              -
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (8,195,669)       (11,147)     (4,447,608)         (1,555)

Changes from principal transactions:
   Total unit transactions                                                (6,323,500)    (3,531,366)     (4,424,035)        557,467
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (6,323,500)    (3,531,366)     (4,424,035)        557,467
                                                                      -------------------------------------------------------------
Total increase (decrease)                                                (14,519,169)    (3,542,513)     (8,871,643)        555,912
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $   17,585,251  $  14,412,920  $   11,588,568   $   5,730,783
                                                                      =============================================================

SEE ACCOMPANYING NOTES.

                                                                                                                       FIDELITY(R)
                                                                       FEDERATED    FIDELITY(R) VIP  FIDELITY(R) VIP    VIP HIGH
                                                                        UTILITY      EQUITY-INCOME      GROWTH           INCOME
                                                                      -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $ 20,076,496  $    49,034,119  $    39,716,502  $  10,693,525

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            370,905          280,773          799,281      2,417,398
   Net realized gain (loss) on investments and capital gains
     distributions                                                          68,915         (108,462)      (1,828,508)      (840,605)
   Net unrealized appreciation (depreciation) of investments            (3,242,188)        (537,797)      (4,035,589)    (4,968,974)
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (2,802,368)        (365,486)      (5,064,816)    (3,392,181)

Changes from principal transactions:
   Total unit transactions                                              (2,280,808)      (3,159,323)      (2,887,795)       678,108
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (2,280,808)      (3,159,323)      (2,887,795)       678,108
                                                                      -------------------------------------------------------------
Total increase (decrease)                                               (5,083,176)      (3,524,809)      (7,952,611)    (2,714,073)
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                         14,993,320       45,509,310       31,763,891      7,979,452

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            495,025          155,198         (276,961)       723,451
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (1,337,582)      (3,563,690)     (13,009,619)    (3,582,888)
   Net unrealized appreciation (depreciation) of investments            (2,706,364)      (4,812,493)       3,417,227      2,953,552
                                                                      -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (3,548,921)      (8,220,985)      (9,869,353)        94,115

Changes from principal transactions:
   Total unit transactions                                              (2,730,028)      (4,391,516)         280,165     (1,176,818)
                                                                      -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (2,730,028)      (4,391,516)         280,165     (1,176,818)
                                                                      -------------------------------------------------------------
Total increase (decrease)                                               (6,278,949)     (12,612,501)      (9,589,188)    (1,082,703)
                                                                      -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $  8,714,371  $    32,896,809  $    22,174,703  $   6,896,749
                                                                      =============================================================

                                                                                      FIDELITY(R)      FIDELITY(R)
                                                                       FIDELITY(R)   VIP II ASSET        VIP II
                                                                      VIP OVERSEAS    MANAGER(SM)     CONTRAFUND(R)
                                                                      ------------  ---------------  ---------------
NET ASSETS AT JANUARY 1, 2001                                         $  4,168,293  $     6,672,122  $    38,834,432

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          2,164,076        1,471,292          (52,675)
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (3,438,332)      (1,723,810)      (5,750,818)
   Net unrealized appreciation (depreciation) of investments            (6,569,557)      (1,480,578)         543,663
                                                                      ----------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (7,843,813)      (1,733,096)      (5,259,830)

Changes from principal transactions:
   Total unit transactions                                               6,509,578        1,207,737       (5,442,870)
                                                                      ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        6,509,578        1,207,737       (5,442,870)
                                                                      ----------------------------------------------
Total increase (decrease)                                               (1,334,235)        (525,359)     (10,702,700)
                                                                      ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                          2,834,058        6,146,763       28,131,732

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            (16,737)         142,878         (131,949)
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (1,347,416)      (1,038,137)      (4,163,826)
   Net unrealized appreciation (depreciation) of investments               690,603          263,960        1,461,063
                                                                      ----------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (673,550)        (631,299)      (2,834,712)

Changes from principal transactions:
   Total unit transactions                                                 148,554         (423,616)      (3,209,302)
                                                                      ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          148,554         (423,616)      (3,209,302)
                                                                      ----------------------------------------------
Total increase (decrease)                                                 (524,996)      (1,054,915)      (6,044,014)
                                                                      ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $  2,309,062  $     5,091,848  $    22,087,718
                                                                      ==============================================

                                                                                       FIDELITY(R)
                                                                        FIDELITY(R)     VIP II
                                                                       VIP II INDEX    INVESTMENT
                                                                           500         GRADE BOND
                                                                      -----------------------------
NET ASSETS AT JANUARY 1, 2001                                         $  44,132,683   $     963,273

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              38,881         447,259
   Net realized gain (loss) on investments and capital gains
     distributions                                                            3,476        (234,109)
   Net unrealized appreciation (depreciation) of investments                 21,030      (1,100,089)
                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from operations           63,387        (886,939)

Changes from principal transactions:
   Total unit transactions                                              (11,605,061)        842,489
                                                                      -----------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       (11,605,061)        842,489
                                                                      -----------------------------
Total increase (decrease)                                               (11,541,674)        (44,450)
                                                                      -----------------------------
NET ASSETS AT DECEMBER 31, 2001                                          32,591,009         918,823

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              10,979          25,167
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (3,991,035)         38,402
   Net unrealized appreciation (depreciation) of investments             (3,146,582)         (1,182)
                                                                      -----------------------------
   Net increase (decrease) in net assets resulting from operations       (7,126,638)         62,387

Changes from principal transactions:
   Total unit transactions                                               (4,943,064)       (295,679)
                                                                      -----------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        (4,943,064)       (295,679)
                                                                      -----------------------------
Total increase (decrease)                                               (12,069,702)       (233,292)
                                                                      -----------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $  20,521,307   $     685,531
                                                                      =============================

                                                                                                     ING VP         ING VP
                                                                         ING VP       ING VP        EMERGING         MONEY
                                                                        BALANCED       BOND          MARKETS         MARKET
                                                                      ------------  ------------  ------------   -------------
NET ASSETS AT JANUARY 1, 2001                                         $  7,942,351  $  7,032,827  $    446,071   $  29,041,019

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            431,458       455,270        76,899         922,268
   Net realized gain (loss) on investments and capital gains
     distributions                                                        (325,627)      306,101       (44,542)        (60,725)
   Net unrealized appreciation (depreciation) of investments              (504,543)     (204,722)      (88,024)        (78,503)
                                                                      --------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (398,712)      556,649       (55,667)        783,040

Changes from principal transactions:
   Total unit transactions                                               2,210,903     2,784,679       (77,181)      6,940,132
                                                                      --------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        2,210,903     2,784,679       (77,181)      6,940,132
                                                                      --------------------------------------------------------
Total increase (decrease)                                                1,812,191     3,341,328      (132,848)      7,723,172
                                                                      --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                          9,754,542    10,374,155       313,223      36,764,191

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            (19,913)      288,446        (3,677)        774,006
   Net realized gain (loss) on investments and capital gains
     distributions                                                      (1,657,801)        1,663      (104,559)       (721,051)
   Net unrealized appreciation (depreciation) of investments               519,048       539,362        83,418          30,118
                                                                      --------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations      (1,158,666)      829,471       (24,818)         83,073

Changes from principal transactions:
   Total unit transactions                                               1,410,147     3,902,067      (124,039)     (1,095,702)
                                                                      --------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                        1,410,147     3,902,067      (124,039)     (1,095,702)
                                                                      --------------------------------------------------------
Total increase (decrease)                                                  251,481     4,731,538      (148,857)     (1,012,629)
                                                                      --------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $ 10,006,023  $ 15,105,693  $    164,366   $  35,751,562
                                                                      ========================================================

SEE ACCOMPANYING NOTES.

                                                                                      ING VP         ING VP         ING VP
                                                                        ING VP       STRATEGIC      STRATEGIC      STRATEGIC
                                                                        NATURAL      ALLOCATION    ALLOCATION     ALLOCATION
                                                                       RESOURCES      BALANCED       GROWTH          INCOME
                                                                      ---------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                         $    742,126  $    800,740  $  1,318,769   $    1,581,031

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (8,609)       10,240         2,781           42,778
   Net realized gain (loss) on investments and capital gains
     distributions                                                          (9,401)      (20,804)      (28,736)        (105,035)
   Net unrealized appreciation (depreciation) of investments              (107,250)      (60,912)     (132,748)          19,859
                                                                      ---------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations        (125,260)      (71,476)     (158,703)         (42,398)

Changes from principal transactions:
   Total unit transactions                                                (110,425)      (54,460)     (246,395)         509,691
                                                                      ---------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (110,425)      (54,460)     (246,395)         509,691
                                                                      ---------------------------------------------------------
Total increase (decrease)                                                 (235,685)     (125,936)     (405,098)         467,293
                                                                      ---------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                            506,441       674,804       913,671        2,048,324

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (5,601)        6,473         4,684           25,549
   Net realized gain (loss) on investments and capital gains
     distributions                                                         (13,389)      (53,479)     (145,586)          65,259
   Net unrealized appreciation (depreciation) of investments                 1,280       (22,405)      (15,406)        (163,446)
                                                                      ---------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations         (17,710)      (69,411)     (156,308)         (72,638)

Changes from principal transactions:
   Total unit transactions                                                (105,725)      (50,934)      (47,579)        (414,785)
                                                                      ---------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         (105,725)      (50,934)      (47,579)        (414,785)
                                                                      ---------------------------------------------------------
Total increase (decrease)                                                 (123,435)     (120,345)     (203,887)        (487,423)
                                                                      ---------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                       $    383,006  $    554,459  $    709,784   $    1,560,901
                                                                      =========================================================

                                                                           ING                                       ING SALOMON
                                                                         JPMORGAN       ING MFS                        BROTHERS
                                                                         FLEMING        CAPITAL        ING MFS        AGGRESSIVE
                                                                      INTERNATIONAL  OPPORTUNITIES     RESEARCH        GROWTH
                                                                     ------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                        $    1,602,904  $  11,714,301   $ 19,399,098  $   32,921,297

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             353,626      1,341,747      3,148,829       1,353,651
   Net realized gain (loss) on investments and capital gains
     distributions                                                         (145,111)    (1,736,689)    (2,006,259)    (15,934,978)
   Net unrealized appreciation (depreciation) of investments               (685,341)    (2,382,036)    (5,364,282)      5,464,885
                                                                     ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations         (476,826)    (2,776,978)    (4,221,712)     (9,116,442)

Changes from principal transactions:
   Total unit transactions                                                  329,773     (3,120,381)    (2,459,787)     (3,466,847)
                                                                     ------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                           329,773     (3,120,381)    (2,459,787)     (3,466,847)
                                                                     ------------------------------------------------------------
Total increase (decrease)                                                  (147,053)    (5,897,359)    (6,681,499)    (12,583,289)
                                                                     ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                           1,455,851      5,816,942     12,717,599      20,338,008

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             (10,572)       (61,551)      (116,365)       (194,363)
   Net realized gain (loss) on investments and capital gains
     distributions                                                         (692,553)    (3,730,895)    (7,693,651)     (2,876,746)
   Net unrealized appreciation (depreciation) of investments                378,911      2,007,266      4,795,711      (3,540,812)
                                                                     ------------------------------------------------------------
   Net increase (decrease) in net assets resulting from operations         (324,214)    (1,785,180)    (3,014,305)     (6,611,921)

Changes from principal transactions:
   Total unit transactions                                                  337,979        (47,614)    (2,350,625)     (4,232,487)
                                                                     ------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                           337,979        (47,614)    (2,350,625)     (4,232,487)
                                                                     ------------------------------------------------------------
Total increase (decrease)                                                    13,765     (1,832,794)    (5,364,930)    (10,844,408)
                                                                     ------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                      $    1,469,616  $   3,984,148  $   7,352,669  $    9,493,600
                                                                     ============================================================

                                                                       ING T. ROWE
                                                                      PRICE GROWTH
                                                                         EQUITY
                                                                     --------------
NET ASSETS AT JANUARY 1, 2001                                        $   33,378,798

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           4,166,817
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (2,707,060)
   Net unrealized appreciation (depreciation) of investments             (5,579,491)
                                                                     --------------
   Net increase (decrease) in net assets resulting from operations       (4,119,734)

Changes from principal transactions:
   Total unit transactions                                               (3,812,503)
                                                                     --------------
   Increase (decrease) in assets derived from principal
      transactions                                                       (3,812,503)
                                                                     --------------
Total increase (decrease)                                                (7,932,237)
                                                                     --------------
NET ASSETS AT DECEMBER 31, 2001                                          25,446,561

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                            (245,914)
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (8,151,651)
   Net unrealized appreciation (depreciation) of investments              2,355,089
                                                                     --------------
   Net increase (decrease) in net assets resulting from operations       (6,042,476)

Changes from principal transactions:
   Total unit transactions                                               (3,077,966)
                                                                     --------------
   Increase (decrease) in assets derived from principal
     transactions                                                        (3,077,966)
                                                                     --------------
Total increase (decrease)                                                (9,120,442)
                                                                     --------------
NET ASSETS AT DECEMBER 31, 2002                                      $   16,326,119
                                                                     ==============

                                                                       ING VP
                                                                     GROWTH AND         ING VP       ING VP INDEX    ING VP INDEX
                                                                       INCOME           GROWTH       PLUS LARGECAP   PLUS MIDCAP
                                                                    -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $  23,994,516   $   6,861,594    $  12,035,455   $          -

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                          (152,008)        499,617          395,791          1,463
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (6,940,119)     (1,913,936)      (2,383,011)           (12)
   Net unrealized appreciation (depreciation) of investments            2,419,603        (105,085)        (243,263)           719
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (4,672,524)     (1,519,404)      (2,230,483)         2,170

Changes from principal transactions:
   Total unit transactions                                             (2,127,283)     (1,704,322)       1,670,708         36,566
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      (2,127,283)     (1,704,322)       1,670,708         36,566
                                                                    -------------------------------------------------------------
Total increase (decrease)                                              (6,799,807)     (3,223,726)        (559,775)        38,736
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                        17,194,709       3,637,868       11,475,680         38,736

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           (75,221)        (35,653)        (107,640)          (289)
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (2,779,794)     (1,203,141)      (2,556,111)           (38)
   Net unrealized appreciation (depreciation) of investments           (1,348,383)        176,887         (125,837)        (6,121)
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (4,203,398)     (1,061,907)      (2,789,588)        (6,448)

Changes from principal transactions:
   Total unit transactions                                             (2,126,043)       (216,762)       2,296,766         12,287
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      (2,126,043)       (216,762)       2,296,766         12,287
                                                                    -------------------------------------------------------------
Total increase (decrease)                                              (6,329,441)     (1,278,669)        (492,822)         5,839
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $  10,865,268   $   2,359,199    $  10,982,858   $     44,575
                                                                    =============================================================

SEE ACCOMPANYING NOTES.

                                                                                       ING VP
                                                                    ING VP INDEX    INTERNATIONAL    ING VP SMALL       ING VP
                                                                    PLUS SMALLCAP      EQUITY           COMPANY       TECHNOLOGY
                                                                    -------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $           -   $     676,029    $   8,152,300   $    237,928

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                             1,400          (5,894)         170,112         (8,803)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            (15)       (276,677)        (198,726)      (307,636)
   Net unrealized appreciation (depreciation) of investments                 (298)        139,001          115,344         98,632
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                             1,087        (143,570)          86,730       (217,807)

Changes from principal transactions:
   Total unit transactions                                                 30,508        (149,455)         807,577        714,957
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                          30,508        (149,455)         807,577        714,957
                                                                    -------------------------------------------------------------
Total increase (decrease)                                                  31,595        (293,025)         894,307        497,150
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                            31,595         383,004        9,046,607        735,078

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                              (262)         (3,482)         (85,651)       (12,700)
   Net realized gain (loss) on investments and capital gains
     distributions                                                            306         (41,921)        (691,721)      (583,312)
   Net unrealized appreciation (depreciation) of investments               (4,600)        (57,966)      (2,534,486)       (80,644)
                                                                    -------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                            (4,556)       (103,369)      (3,311,858)      (676,656)

Changes from principal transactions:
   Total unit transactions                                                    584           1,116        2,710,619        697,840
                                                                    -------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                             584           1,116        2,710,619        697,840
                                                                    -------------------------------------------------------------
Total increase (decrease)                                                  (3,972)       (102,253)        (601,239)        21,184
                                                                    -------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $      27,623   $     280,751    $   8,445,368   $    756,262
                                                                    =============================================================

                                                                                     JANUS ASPEN
                                                                                        SERIES        JANUS ASPEN
                                                                    ING VP VALUE      AGGRESSIVE         SERIES
                                                                     OPPORTUNITY        GROWTH          BALANCED
                                                                    ----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                       $   6,819,785   $  25,895,213    $  23,239,919

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           273,511        (234,019)         251,511
   Net realized gain (loss) on investments and capital gains
     distributions                                                       (572,659)    (15,269,690)        (353,096)
   Net unrealized appreciation (depreciation) of investments             (768,093)      5,877,265       (1,313,100)
                                                                    ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (1,067,241)     (9,626,444)      (1,414,685)

Changes from principal transactions:
   Total unit transactions                                                965,394      (2,622,177)      (2,188,863)
                                                                    ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                         965,394      (2,622,177)      (2,188,863)
                                                                    ----------------------------------------------
Total increase (decrease)                                                (101,847)    (12,248,621)      (3,603,548)
                                                                    ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                         6,717,938      13,646,592       19,636,371

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           (50,836)       (133,288)         188,156
   Net realized gain (loss) on investments and capital gains
     distributions                                                     (1,422,777)     (3,913,116)      (1,416,806)
   Net unrealized appreciation (depreciation) of investments             (379,958)        231,916         (245,426)
                                                                    ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                        (1,853,571)     (3,814,488)      (1,474,076)

Changes from principal transactions:
   Total unit transactions                                             (1,582,119)     (1,471,878)        (447,337)
                                                                    ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                      (1,582,119)     (1,471,878)        (447,337)
                                                                    ----------------------------------------------
Total increase (decrease)                                              (3,435,690)     (5,286,366)      (1,921,413)
                                                                    ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                     $   3,282,248   $   8,360,226    $  17,714,958
                                                                    ==============================================

                                                                     JANUS ASPEN
                                                                   SERIES FLEXIBLE   JANUS ASPEN
                                                                       INCOME       SERIES GROWTH
                                                                   ------------------------------
NET ASSETS AT JANUARY 1, 2001                                      $    4,665,808   $  31,014,492

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           261,592        (285,008)
   Net realized gain (loss) on investments and capital gains
     distributions                                                         61,731      (8,065,140)
   Net unrealized appreciation (depreciation) of investments              (21,694)          5,722
                                                                   ------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           301,629      (8,344,426)

Changes from principal transactions:
   Total unit transactions                                              2,311,603      (3,483,471)
                                                                   ------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       2,311,603      (3,483,471)
                                                                   ------------------------------
Total increase (decrease)                                               2,613,232     (11,827,897)
                                                                   ------------------------------
NET ASSETS AT DECEMBER 31, 2001                                         7,279,040      19,186,595

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                           262,956        (191,675)
   Net realized gain (loss) on investments and capital gains
     distributions                                                        163,679      (5,712,031)
   Net unrealized appreciation (depreciation) of investments              273,121       1,368,438
                                                                   ------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                           699,756      (4,535,268)

Changes from principal transactions:
   Total unit transactions                                              2,048,665      (4,805,176)
                                                                   ------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                       2,048,665      (4,805,176)
                                                                   ------------------------------
Total increase (decrease)                                               2,748,421      (9,340,444)
                                                                   ------------------------------
NET ASSETS AT DECEMBER 31, 2002                                    $   10,027,461   $   9,846,151
                                                                   ==============================

                                                                 JANUS ASPEN                                        OPPENHEIMER
                                                               SERIES WORLDWIDE    MFS(R) GLOBAL    MFS(R) TOTAL     AGGRESSIVE
                                                                    GROWTH          GOVERNMENTS        RETURN          GROWTH
                                                               -----------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $     84,021,660    $     651,221    $ 16,786,736    $  9,743,110

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (604,599)          12,144         709,983       1,086,328
   Net realized gain (loss) on investments and capital gains
     distributions                                                  (10,087,004)          17,013          52,303      (6,642,079)
   Net unrealized appreciation (depreciation) of investments         (8,398,420)         (14,431)       (945,490)      2,331,314
                                                               -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (19,090,023)          14,726        (183,204)     (3,224,437)

Changes from principal transactions:
   Total unit transactions                                          (10,299,668)        (106,504)      3,462,087        (949,420)
                                                               -----------------------------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                   (10,299,668)        (106,504)      3,462,087        (949,420)
                                                               -----------------------------------------------------------------
Total increase (decrease)                                           (29,389,691)         (91,778)      3,278,883      (4,173,857)
                                                               -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                      54,631,969          559,443      20,065,619       5,569,253

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                        (225,320)          10,845          78,837         (28,064)
   Net realized gain (loss) on investments and capital gains
     distributions                                                  (22,399,939)           2,950         500,781      (1,362,443)
   Net unrealized appreciation (depreciation) of investments          9,385,638           44,948      (2,053,031)       (187,985)
                                                               -----------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                     (13,239,621)          58,743      (1,473,413)     (1,578,492)

Changes from principal transactions:
  Total unit transactions                                           (10,414,643)         515,981        (785,968)     (1,003,459)
                                                               -----------------------------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                                    (10,414,643)         515,981        (785,968)     (1,003,459)
                                                               -----------------------------------------------------------------
Total increase (decrease)                                           (23,654,264)         574,724      (2,259,381)     (2,581,951)
                                                               -----------------------------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $     30,977,705    $   1,134,167    $ 17,806,238    $  2,987,302
                                                               =================================================================

                                                                               OPPENHEIMER
                                                               OPPENHEIMER     MAIN STREET
                                                                  GLOBAL         GROWTH &       OPPENHEIMER
                                                                SECURITIES        INCOME       STRATEGIC BOND
                                                               ----------------------------------------------
NET ASSETS AT JANUARY 1, 2001                                  $  6,286,564    $ 11,851,023    $    3,479,334

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     449,225         (81,532)          166,902
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (439,450)       (374,359)          (20,577)
   Net unrealized appreciation (depreciation) of investments       (488,737)       (817,032)           (3,465)
                                                               ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                    (478,962)     (1,272,923)          142,860

Changes from principal transactions:
   Total unit transactions                                         (352,935)     (1,297,756)          515,411
                                                               ----------------------------------------------
   Increase (decrease) in assets derived from principal
     transactions                                                  (352,935)     (1,297,756)          515,411
                                                               ----------------------------------------------
Total increase (decrease)                                          (831,897)     (2,570,679)          658,271
                                                               ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2001                                   5,454,667       9,280,344         4,137,605

INCREASE (DECREASE) IN NET ASSETS
Operations:
   Net investment income (loss)                                     (54,374)        (45,556)          245,454
   Net realized gain (loss) on investments and capital gains
     distributions                                                 (503,903)     (1,859,687)         (172,062)
   Net unrealized appreciation (depreciation) of investments     (1,352,931)        206,524           227,698
                                                               ----------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations                                                  (1,911,208)     (1,698,719)          301,090

Changes from principal transactions:
  Total unit transactions                                         3,580,073      (1,305,187)        1,224,838
                                                               ----------------------------------------------
  Increase (decrease) in assets derived from principal
    transactions                                                  3,580,073      (1,305,187)        1,224,838
                                                               ----------------------------------------------
Total increase (decrease)                                         1,668,865      (3,003,906)        1,525,928
                                                               ----------------------------------------------
NET ASSETS AT DECEMBER 31, 2002                                $  7,123,532    $  6,276,438    $    5,663,533
                                                               ==============================================

                     ING Life Insurance and Annuity Company
                           Variable Annuity Account I

                          Notes to Financial Statements

                                December 31, 2002

1. ORGANIZATION

ING Insurance Company of America Variable Annuity Account I (the "Account") was established by ING Insurance Company of America ("IICA" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is an indirect subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly owned subsidiary of ING Groep N.V., a global financial services holding company based in The Netherlands.

The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. IICA provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business IICA may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of IICA. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of IICA.

Contracts are identified in the Statement of Assets and Liabilities by the qualifiers IICA I, IICA II, and IICA III. IICA I Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since June 28, 1995. IICA II Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since May 1, 1998. IICA III Contracts represent certain individual and group Contracts issued as non-qualified deferred annuity Contracts or Individual Retirement Annuity Contracts issued since September 24, 2000.

At December 31, 2002, the Account had fifty-nine investment divisions (the "Divisions"), thirty-seven of which invest in independently managed mutual funds and twenty-two of which invest in mutual funds managed by an affiliate, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2002 and related Trusts are as follows:

AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation Fund - Series I Shares
   AIM V.I. Core Equity Fund - Series I Shares
   AIM V.I. Growth Fund - Series I Shares
   AIM V.I. Premier Equity Fund - Series I Shares
Alger American Funds:
   Alger American Balanced Portfolio
   Alger American Income & Growth Portfolio
   Alger American Leveraged AllCap Portfolio
American Century(R) Investments:
   American Century(R) VP Balanced Fund
   American Century(R) VP International Fund
Calvert Social Balanced Portfolio
Federated Insurance Series:
   Federated American Leaders Fund II
   Federated Equity Income Fund II
   Federated Fund for US Government Securities II
   Federated Growth Strategies Fund II
   Federated High Income Bond Fund II
   Federated International Equity Fund II
   Federated Prime Money Fund II
   Federated Utility Fund II
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income Portfolio - Initial Class
   Fidelity(R) VIP Growth Portfolio - Initial Class
   Fidelity(R) VIP High Income Portfolio - Initial Class
   Fidelity(R) VIP Overseas Portfolio - Initial Class
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM) Portfolio - Initial Class
   Fidelity(R) VIP II Contrafund(R) Portfolio - Initial Class
   Fidelity(R) VIP II Index 500 Portfolio - Initial Class
   Fidelity(R) VIP II Investment Grade Bond Portfolio
     - Initial Class
ING VP Balanced Portfolio, Inc. - Class R
ING VP Bond Portfolio - Class R
ING VP Emerging Markets Fund
ING VP Money Market Portfolio - Class R
ING VP Natural Resources Trust
ING Generations Portfolios, Inc.
   ING VP Strategic Allocation Balanced Portfolio - Class R
   ING VP Strategic Allocation Growth Portfolio - Class R
   ING VP Strategic Allocation Income Portfolio - Class R
ING Partners, Inc.:
   ING JPMorgan Fleming International Portfolio - Initial Class
   ING MFS Capital Opportunities Portfolio - Initial Class
   ING MFS Research Portfolio - Initial Class
   ING Salomon Brothers Aggressive Growth Portfolio - I Class
   ING T. Rowe Price Growth Equity Portfolio - Initial Class
ING Variable Funds:
   ING VP Growth and Income Portfolio - Class R
ING Variable Portfolios, Inc.:
   ING VP Growth Portfolio - Class R
   ING VP Index Plus LargeCap Portfolio - Class R
   ING VP Index Plus MidCap Portfolio - Class R
   ING VP Index Plus SmallCap Portfolio - Class R
   ING VP International Equity Portfolio - Class R
   ING VP Small Company Portfolio - Class R
   ING VP Technology Portfolio - Class R
   ING VP Value Opportunity Portfolio - Class R
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth Portfolio
     - Institutional Shares
   Janus Aspen Series Balanced Portfolio - Institutional Shares
   Janus Aspen Series Flexible Income Portfolio - Institutional Shares Janus Aspen Series Growth Portfolio - Institutional Shares
   Janus Aspen Series Worldwide Growth Portfolio
     - Institutional Shares
MFS(R) Variable Insurance Trust:
   MFS (R) Global Governments Series
   MFS(R) Total Return Series - Initial Class
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth Fund/VA(R)
   Oppenheimer Global Securities Fund/VA(R)
   Oppenheimer Main Street Growth & Income Fund/VA(R)
   Oppenheimer Strategic Bond Fund/VA(R)

The names of certain Divisions were changed during 2002. The following is a summary of current and former names for those Divisions:

            CURRENT NAME                                  FORMER NAME
---------------------------------------------------------------------------------
  AIM V.I. Core Equity                           AIM V.I. Growth and Income
  AIM V.I. Premier Equity                        AIM V.I. Value
  ING VP Balanced                                Aetna Balanced
  ING VP Bond                                    Aetna Bond
  ING VP Emerging Markets                        Aetna Emerging Markets
  ING VP Money Market                            Aetna Money Market
  ING VP Natural Resources                       Aetna Natural Resources
  ING VP Strategic Allocation Balanced           Aetna Crossroads
  ING VP Strategic Allocation Growth             Aetna Ascent
  ING VP Strategic Allocation Income             Aetna Legacy
  ING JPMorgan Fleming International             PPI Scudder International Growth
  ING MFS Capital Opportunities                  PPI MFS Capital Opportunities
  ING MFS Research                               PPI MFS Research
  ING Salomon Brothers Aggressive Growth         PPI MFS Emerging Equities
  ING T. Rowe Price Growth Equity                PPI T. Rowe Price Growth Equity
  ING VP Growth and Income                       Aetna Growth and Income
  ING VP Growth                                  Aetna Growth
  ING VP Index Plus LargeCap                     Aetna Index Plus Large Cap
  ING VP Index Plus MidCap                       Aetna Index Plus Mid Cap
  ING VP Index Plus SmallCap                     Aetna Index Plus Small Cap
  ING VP International Equity                    Aetna International Equity
  ING VP Small Company                           Aetna Small Company
  ING VP Technology                              Aetna Technology
  ING VP Value Opportunity                       Aetna Value Opportunity

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the
Account:

USE OF ESTIMATES

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

INVESTMENTS

Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on the specific identification basis. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

FEDERAL INCOME TAXES

Operations of the Account form a part of, and are taxed with, the total operations of IICA, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of IICA.

VARIABLE ANNUITY RESERVES

Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are recorded in the financial statements at the Contractowners' aggregate account values invested in the Account Divisions. Net assets allocated to Contracts in the payout period are computed according to the 1983a and 1983 Group Annuity Mortality tables using various assumed interest rates. The mortality risk is fully borne by IICA and may result in additional amounts being transferred into the Account by IICA to cover greater longevity of Contractowners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to IICA.

3. CHARGES AND FEES

Under the terms of the Contracts, certain charges are allocated to the Contracts to cover IICA's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

MORTALITY AND EXPENSE RISK CHARGES

IICA assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge equal to an annual rate of up to 1.25% of the average daily net asset value of each Division of the Account.

ADMINISTRATIVE CHARGES

A daily charge to cover administrative expenses of the Account is deducted at an annual rate of up to 0.125% of the assets attributable to the Contracts.

PREMIUM TAXES

Various states and other governmental units levy a premium tax on annuity Contracts issued by insurance companies. If the owner of a Contract lives in a state which levies such a tax, IICA may deduct the amount of the tax from the purchase payments received or the value of the Contract at annuitization.

OTHER CHARGES

Deductions by the Account for other charges may be made in accordance with the terms of the Contracts and paid to IICA.

4. RELATED PARTY TRANSACTIONS

During the year ended December 31, 2002, management fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to ING VP Bond Portfolio, ING VP Balanced Portfolio, Inc., ING Money Market Portfolio, ING Variable Funds, ING Generation Portfolios, Inc., ING VP Natural Resources Trust, ING Variable Portfolios, Inc., and ING VP Emerging Markets Fund, Inc. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.60% to 1.00% of the average net assets of each respective Fund.

5. PURCHASES AND SALES OF INVESTMENT SECURITIES

The aggregate cost of purchases and proceeds from sales of investments follow:

                                                                                     YEAR ENDED DECEMBER 31
                                                                             2002                              2001
                                                               -----------------------------------------------------------------
                                                                  PURCHASES          SALES          PURCHASES          SALES
                                                               -----------------------------------------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                               $        3,413   $           37   $        3,421   $           17
   AIM V.I. Core Equity                                               751,143          174,742        1,476,419          115,251
   AIM V.I. Growth                                                    280,495           96,139        1,797,889          135,241
   AIM V.I. Premier Equity                                            866,626          247,783        1,424,783          115,879
Alger American Funds:
   Alger American Balanced                                          1,182,540        1,593,945           53,993          203,447
   Alger American Income & Growth                                   2,529,138        3,251,858          273,049          687,574
   Alger American Leveraged AllCap                                  2,364,453        2,745,746          111,478          507,941
American Century(R) Investments:
   American Century(R) VP Balanced Fund                               339,744          359,467           22,444           33,376
   American Century(R) VP International                               870,592        1,199,987          150,745          396,240
Calvert Social Balanced                                               260,430          267,052          108,880           76,362
Federated Insurance Series:
   Federated American Leaders                                       5,273,494       20,716,030        4,621,461       13,569,808
   Federated Equity Income                                          1,325,421        4,181,984        2,204,372        3,946,936
   Federated Fund for US Government Securities                      4,371,773        2,834,442        1,482,942        1,092,776
   Federated Growth Strategies                                      1,101,422        7,773,329        1,615,052        5,796,354
   Federated High Income Bond                                       4,998,929        7,108,985        2,639,243        2,917,363
   Federated International Equity                                     296,466        4,948,577        3,906,796        4,922,917
   Federated Prime Money                                            6,261,000        5,705,088        5,491,450        4,475,166
   Federated Utility                                                1,353,989        3,588,992          878,633        2,788,536
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income                                   62,783,461       66,059,712       17,845,262       15,560,492
   Fidelity(R) VIP Growth                                          32,615,474       32,612,270       10,629,910        8,574,632
   Fidelity(R) VIP High Income                                      9,484,376        9,937,743        5,584,038        5,093,723
   Fidelity(R) VIP Overseas                                         4,872,959        4,741,142          801,770          801,807
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                             6,960,480        7,241,218          960,807          839,907
   Fidelity(R) VIP II Contrafund(R)                                31,696,769       35,038,020        5,354,209       10,192,812
   Fidelity(R) VIP II Index 500                                    49,562,673       54,494,758       33,589,695       39,924,214
   Fidelity(R) VIP II Investment Grade Bond                           833,839        1,104,351           52,050          121,006
ING VP Balanced                                                     9,539,861        8,149,627        4,138,657        1,496,296
ING VP Bond                                                        19,631,807       15,385,418        9,594,924        6,354,975
ING VP Emerging Markets                                               337,454          465,170           82,101           82,383
ING VP Money Market                                               170,333,618      170,655,314      194,325,198      186,462,798
ING VP Natural Resources                                              540,324          651,650                1          119,035
ING Generations Portfolios, Inc.:
   ING VP Strategic Allocation Balanced                               773,811          818,272          450,058          494,278
   ING VP Strategic Allocation Growth                               1,570,897        1,613,792           54,219          297,833
   ING VP Strategic Allocation Income                               2,200,293        2,589,529        3,588,525        3,036,056

                                                                                     YEAR ENDED DECEMBER 31
                                                                             2002                              2001
                                                               -----------------------------------------------------------------
                                                                  PURCHASES          SALES          PURCHASES          SALES
                                                               -----------------------------------------------------------------
ING Partners, Inc.:
   ING JPMorgan Fleming International                          $    2,485,289   $    2,157,882   $    1,243,461   $      560,062
   ING MFS Capital Opportunities                                    6,583,570        6,692,735        2,874,988        4,653,622
   ING MFS Research                                                12,763,917       15,230,907        4,684,661        3,995,619
   ING Salomon Brothers Aggressive Growth                          35,918,727       40,345,577       44,316,659       46,429,855
   ING T. Rowe Price Growth Equity                                 25,102,559       28,426,439       10,012,625        9,658,311
ING Variable Funds:
   ING VP Growth and Income                                        36,395,723       38,596,987       33,183,856       35,463,147
ING Variable Portfolios, Inc.:
   ING VP Growth                                                    2,441,151        2,693,566        3,796,370        5,001,075
   ING VP Index Plus LargeCap                                      14,087,957       11,898,831        8,878,508        6,812,009
   ING VP Index Plus MidCap                                            12,372              374           38,199              170
   ING VP Index Plus SmallCap                                             952              302           32,151              243
   ING VP International Equity                                        487,647          490,013          909,240        1,064,589
   ING VP Small Company                                            19,955,082       17,330,114        6,679,849        5,702,160
   ING VP Technology                                                3,348,243        2,663,103        2,892,467        2,186,313
   ING VP Value Opportunity                                         9,156,540       10,789,495        6,727,303        5,488,398
ING Variable Products Trust:
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                            37,774,169       39,379,335       30,034,026       32,890,222
   Janus Aspen Series Balanced                                     22,821,998       23,081,179        3,095,359        5,032,711
   Janus Aspen Series Flexible Income                              12,462,694       10,151,073        4,121,693        1,548,498
   Janus Aspen Series Growth                                       26,627,804       31,624,655       19,714,470       23,482,949
   Janus Aspen Series Worldwide Growth                             72,537,740       83,177,703       26,949,502       37,853,769
MFS(R) Variable Insurance Trust:
   MFS(R) Global Governments                                        1,375,422          848,596          329,353          423,713
   MFS(R) Total Return                                             27,586,760       28,013,578        7,733,721        3,561,651
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                   23,459,144       24,490,667       30,632,151       30,495,243
   Oppenheimer Global Securities                                    9,368,013        5,842,314        4,236,530        4,140,240
   Oppenheimer Main Street Growth & Income                         11,321,580       12,672,323        1,177,999        2,557,287
   Oppenheimer Strategic Bond                                       8,124,966        6,654,674        2,210,261        1,527,948

6. CHANGES IN UNITS

The net changes in units outstanding follow:

                                                                               YEAR ENDED DECEMBER 31,
                                                                               2002               2001
                                                                         -----------------------------------
                                                                         NET UNITS ISSUED   NET UNITS ISSUED
                                                                            (REDEEMED)         (REDEEMED)
                                                                         -----------------------------------
AIM Variable Insurance Funds:
   AIM V.I. Capital Appreciation                                                      509                373
   AIM V.I. Core Equity                                                            90,663            173,865
   AIM V.I. Growth                                                                 43,250            239,975
   AIM V.I. Premier Equity                                                         92,637            158,750
Alger American Funds:
   Alger American Balanced                                                        (23,021)            (8,931)
   Alger American Income & Growth                                                 (36,014)           (27,876)
   Alger American Leveraged AllCap                                                (19,670)           (21,738)
American Century(R) Investments:
   American Century(R) VP Balanced Fund                                            (1,786)            (1,919)
   American Century(R) VP International                                           (25,240)           (22,856)
Calvert Social Balanced                                                            (1,116)             1,828
Federated Insurance Series:
   Federated American Leaders                                                    (876,127)          (460,062)
   Federated Equity Income                                                       (274,554)          (153,916)
   Federated Fund for US Government Securities                                     96,263             18,284
   Federated Growth Strategies                                                   (420,224)          (215,873)
   Federated High Income Bond                                                    (289,445)          (164,631)
   Federated International Equity                                                (367,941)          (263,124)
   Federated Prime Money                                                           45,000             74,297
   Federated Utility                                                             (252,967)          (159,042)
Fidelity(R) Investments Variable Insurance Products Funds:
   Fidelity(R) VIP Equity-Income                                                 (315,515)           (19,298)
   Fidelity(R) VIP Growth                                                         266,882            281,622
   Fidelity(R) VIP High Income                                                   (154,966)          (161,493)
   Fidelity(R) VIP Overseas                                                         6,810            (34,373)
Fidelity(R) Investments Variable Insurance Products Funds II:
   Fidelity(R) VIP II ASSET MANAGER(SM)                                           (37,270)            (9,694)
   Fidelity(R) VIP II Contrafund(R)                                              (199,791)          (310,381)
   Fidelity(R) VIP II Index 500                                                  (317,831)          (318,777)
   Fidelity(R) VIP II Investment Grade Bond                                       (20,911)            (8,062)
ING VP Balanced                                                                   182,190            262,856
ING VP Bond                                                                       279,558            216,220

                                                                               YEAR ENDED DECEMBER 31,
                                                                               2002                2001
                                                                         ------------------------------------
                                                                         NET UNITS ISSUED    NET UNITS ISSUED
                                                                            (REDEEMED)          (REDEEMED)
                                                                         ------------------------------------
ING VP Emerging Markets                                                           (17,417)            (10,863)
ING VP Money Market                                                               (81,733)            574,013
ING VP Natural Resources                                                           (9,133)             (9,037)
ING Generations, Inc.:
   ING VP Strategic Allocation Balanced                                            (5,425)             (3,722)
   ING VP Strategic Allocation Growth                                              (5,898)            (19,177)
   ING VP Strategic Allocation Income                                             (28,386)             39,839
ING Partners, Inc.:
   ING JPMorgan Fleming International                                              35,375              29,523
   ING MFS Capital Opportunities                                                   (2,629)           (224,579)
   ING MFS Research                                                              (288,830)           (251,672)
   ING Salomon Brothers Aggressive Growth                                        (528,359)           (381,953)
   ING T. Rowe Price Growth Equity                                               (214,135)           (228,705)
ING Variable Funds:
   ING VP Growth and Income                                                      (154,801)           (149,832)
ING Variable Portfolios, Inc.:
   ING VP Growth                                                                    3,051             (14,963)
   ING VP Index Plus LargeCap                                                     391,013             255,069
   ING VP Index Plus MidCap                                                           993               3,089
   ING VP Index Plus SmallCap                                                          46               2,643
   ING VP International Equity                                                        317             (12,988)
   ING VP Small Company                                                           168,092              52,735
   ING VP Technology                                                              127,863             124,709
   ING VP Value Opportunity                                                      (125,888)             38,091
Janus Aspen Series:
   Janus Aspen Series Aggressive Growth                                           (45,483)            132,711
   Janus Aspen Series Balanced                                                    (21,709)           (114,576)
   Janus Aspen Series Flexible Income                                             137,074             156,041
   Janus Aspen Series Growth                                                     (330,143)           (239,935)
   Janus Aspen Series Worldwide Growth                                           (587,174)           (355,235)
MFS(R) Variable Insurance Trust:
   MFS(R) Global Governments                                                       45,216             (10,425)
   MFS(R) Total Return                                                            (64,009)            210,457
Oppenheimer Variable Account Funds:
   Oppenheimer Aggressive Growth                                                  (97,444)            (74,055)
   Oppenheimer Global Securities                                                  280,366              68,010
   Oppenheimer Main Street Growth & Income                                       (123,351)            (97,960)
   Oppenheimer Strategic Bond                                                      96,139              46,269

7. FINANCIAL HIGHLIGHTS

A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying Funds, investment income ratios, and total return for the years ended December 31, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

                                                                      INVESTMENT
                                UNITS   UNIT FAIR VALUE   NET ASSETS    INCOME       EXPENSE RATIO    TOTAL RETURN LOWEST
          DIVISION             (000S)  LOWEST TO HIGHEST    (000S)       RATIO     LOWEST TO HIGHEST       TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS:
AIM V.I. Capital Appreciation
    2002                            1       $  6.00        $      6         -          1.00%                  -25.11%
    2001                            1       $  8.01               4     12.41%      1.00% to 1.25%            -24.05%
    2000                            -       $ 10.55               1         *              *                       *

AIM V.I. Core Equity
    2002                          265       $  6.12           1,625      0.40%      1.00% to 1.25%            -16.42%
    2001                          174       $  7.32           1,281      0.09%      1.00% to 1.25%            -23.61%
    2000                            -       $  9.58               1         *              *                       *

AIM V.I. Growth
    2002                          299       $  3.91           1,170         -          1.00%                  -31.66%
    2001                          256       $  5.71           1,463      0.43%      1.00% to 1.25%            -34.56%
    2000                           16       $  8.73             140         *              *                       *

AIM V.I. Premier Equity
    2002                          252       $  5.46           1,374      0.41%         1.00%                  -30.95%
    2001                          159       $  7.91           1,257      4.22%      1.00% to 1.25%            -13.44%
    2000                            -       $  9.13               2         *              *                       *

                                                                      INVESTMENT
                                UNITS   UNIT FAIR VALUE   NET ASSETS    INCOME       EXPENSE RATIO    TOTAL RETURN LOWEST
          DIVISION             (000S)  LOWEST TO HIGHEST    (000S)       RATIO     LOWEST TO HIGHEST       TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------
ALGER AMERICAN FUNDS:
Alger American Balanced
    2002                           45            $ 16.76    $    750        1.56%         1.40%                    -13.52%
    2001                           68            $ 19.39       1,314        3.23%    1.25% to 1.40%                 -3.31%
    2000                           77            $ 20.05       1,538           *            *                           *

Alger American Income &
 Growth
    2002                           95            $ 15.60       1,479        0.60%         1.40%                    -32.07%
    2001                          131            $ 22.96       3,004        7.41%    1.25% to 1.40%                -15.53%
    2000                          159            $ 27.19       4,315           *            *                           *

Alger American Leveraged
 AllCap
    2002                          101            $ 14.44       1,456        0.01%         1.40%                    -34.84%
    2001                          121            $ 22.16       2,671        3.44%    1.25% to 1.40%                -17.11%
    2000                          142            $ 26.74       3,803           *            *                           *

AMERICAN CENTURY(R)
 INVESTMENTS:
American Century(R) VP
 Balanced
    2002                           21            $ 12.99         277        2.74%         1.40%                    -10.82%
    2001                           23            $ 14.57         336        6.24%    1.25% to 1.40%                 -4.89%
    2000                           25            $ 15.32         383           *            *                           *

American Century(R) VP
 International
    2002                           41            $ 11.53         477        0.84%         1.40%                    -21.49%
    2001                           67            $ 14.69         979       10.52%    1.25% to 1.40%                -30.17%
    2000                           90            $ 21.03       1,882           *            *                           *

                                                                      INVESTMENT
                                UNITS   UNIT FAIR VALUE   NET ASSETS    INCOME       EXPENSE RATIO    TOTAL RETURN LOWEST
          DIVISION             (000S)  LOWEST TO HIGHEST    (000S)       RATIO     LOWEST TO HIGHEST       TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------
Calvert Social Balanced
    2002                           19    $8.03 to $9.61   $      182        2.65%    1.00% to 1.40%    -13.38% to -12.46%
    2001                           20   $10.92 to $11.09         222        5.66%    1.00% to 1.40%     -8.25% to -8.10%
    2000                           18   $11.88 to $12.09         220           *            *                     *

FEDERATED INSURANCE SERIES:
Federated American Leaders
    2002                        4,801       $ 16.28           78,300        1.15%    1.25% to 1.40%          -21.33%
    2001                        5,677       $ 20.70          117,754        2.00%    1.25% to 1.40%           -5.56%
    2000                        6,137       $ 21.92          134,796           *            *                     *

Federated Equity Income
    2002                        1,535       $  9.83           15,168        2.03%    1.25% to 1.40%          -21.85%
    2001                        1,809       $ 12.58           22,899        1.95%    1.25% to 1.40%          -12.24%
    2000                        1,963       $ 14.34           28,257           *            *                     *

Federated Fund for US
 Government Securities
    2002                          510       $ 14.95            7,622        3.39%         1.40%                7.52%
    2001                          414       $ 13.90            5,750        5.53%    1.25% to 1.40%            5.53%
    2000                          395       $ 13.18            5,208           *            *                     *

Federated Growth Strategies
    2002                        1,290       $ 13.63           17,585           -          1.40%              -27.38%
    2001                        1,710       $ 18.77           32,104        1.60%    1.25% to 1.40%          -23.48%
    2000                        1,926       $ 24.53           47,248           *            *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (CONTINUED):
Federated High Income Bond
   2002                                                         1,175        $ 12.25          $   14,413        10.18%
   2001                                                         1,465        $ 12.25              17,955        10.78%
   2000                                                         1,630        $ 12.26              19,988            *

Federated International Equity
   2002                                                         1,068        $ 10.82              11,589            -
   2001                                                         1,436        $ 14.21              20,460        13.04%
   2000                                                         1,699        $ 20.42              34,741            *

Federated Prime Money
   2002                                                           462        $ 12.40               5,731         1.41%
   2001                                                           417        $ 12.41               5,175         3.90%
   2000                                                           343        $ 12.13               4,159            *

Federated Utility
   2002                                                           870        $  9.96               8,714         5.53%
   2001                                                         1,123        $ 13.28              14,993         3.52%
   2000                                                         1,282        $ 15.61              20,076            *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
   2002                                                         2,485     $8.34 to $14.18         32,897         1.80%
   2001                                                         2,801    $10.14 to $17.31         45,509         6.50%
   2000                                                         2,821     $9.90 to $18.47         49,034            *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES (CONTINUED):
Federated High Income Bond
   2002                                                           1.25% to 1.40%            -0.03%
   2001                                                           1.25% to 1.40%            -0.05%
   2000                                                                 *                       *

Federated International Equity
   2002                                                           1.25% to 1.40%           -23.84%
   2001                                                           1.25% to 1.40%           -30.42%
   2000                                                                 *                       *

Federated Prime Money
   2002                                                               1.40%                 -0.01%
   2001                                                           1.25% to 1.40%             2.28%
   2000                                                                 *                       *

Federated Utility
   2002                                                           1.25% to 1.40%           -25.01%
   2001                                                           1.25% to 1.40%           -14.94%
   2000                                                                 *                       *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS:
Fidelity(R) VIP Equity-Income
   2002                                                           1.00% to 1.40%      -18.11% to -17.77%
   2001                                                           1.00% to 1.40%       -6.30% to 2.48%
   2000                                                                 *                       *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS
  (CONTINUED):
Fidelity(R) VIP Growth
    2002                                                        2,474      $5.56 to $12.19    $   22,175        0.25%
    2001                                                        2,207      $8.04 to $17.69        31,764        7.38%
    2000                                                        1,925      $9.86 to $21.79        39,717           *

Fidelity(R) VIP High Income
    2002                                                          790      $6.71 to $9.04          6,897       11.08%
    2001                                                          945      $6.57 to $8.86          7,979       17.37%
    2000                                                        1,106      $7.54 to $10.18        10,694           *

Fidelity(R) VIP Overseas
    2002                                                          251      $7.23 to $9.59          2,309        0.83%
    2001                                                          244      $9.19 to $12.20         2,834       14.13%
    2000                                                          279     $11.80 to $15.70         4,168           *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
    2002                                                          391      $9.92 to $13.91         5,092        3.86%
    2001                                                          428     $11.01 to $15.46         6,147        5.71%
    2000                                                          438     $11.62 to $16.35         6,672           *

Fidelity(R) VIP II Contrafund(R)
    2002                                                        1,431      $7.95 to $16.55        22,088        0.88%
    2001                                                        1,631      $8.86 to $18.52        28,132        3.67%
    2000                                                        1,941      $9.82 to $21.40        38,834           *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS
  (CONTINUED):
Fidelity(R) VIP Growth
    2002                                                          1.00% to 1.40%      -31.09% to -30.80%
    2001                                                          1.00% to 1.40%      -18.81% to -18.48
    2000                                                                 *                     *

Fidelity(R) VIP High Income
    2002                                                          1.25% to 1.40%        2.00% to 2.15%
    2001                                                          1.25% to 1.40%      -12.98% to -12.85%
    2000                                                                 *                     *

Fidelity(R) VIP Overseas
    2002                                                          1.25% to 1.40%      -21.40% to -21.28%
    2001                                                          1.00% to 1.40%      -22.28% to -22.16%
    2000                                                                 *                     *

FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II:
Fidelity(R) VIP II ASSET MANAGER(SM)
    2002                                                          1.25% to 1.40%       -10.01% to -9.87%
    2001                                                          1.25% to 1.40%        -5.44% to -5.30%
    2000                                                                 *                     *

Fidelity(R) VIP II Contrafund(R)
    2002                                                          1.00% to 1.40%      -10.62% to -10.25%
    2001                                                          1.00% to 1.40%      -13.48% to -9.81%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000s)    LOWEST TO HIGHEST      (000s)        RATIO
-----------------------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II
  (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                                                        1,512      $8.71 to $14.87        20,521        1.36%
    2001                                                        1,830     $11.34 to $19.40        32,591        1.19%
    2000                                                        2,149     $13.07 to $22.38        44,133           *

Fidelity(R) VIP II Investment Grade Bond
    2002                                                           46          $15.02         $      686        4.49%
    2001                                                           67          $13.81                919        5.53%
    2000                                                           75          $12.91                963           *

ING VP BALANCED
    2002                                                          919      $8.70 to $15.05        10,006        0.98%
    2001                                                          737      $9.80 to $17.02         9,754        6.16%
    2000                                                          474     $10.33 to $18.02         7,942           *

ING VP BOND
    2002                                                        1,064     $12.93 to $14.47        15,106        3.62%
    2001                                                          784     $12.09 to $13.55        10,374        6.63%
    2000                                                          568     $11.26 to $12.64         7,033           *

ING VP EMERGING MARKETS
    2002                                                           25          $6.65                 164           -
    2001                                                           42          $7.43                 313       21.63%
    2000                                                           53          $8.42                 446           *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
FIDELITY(R) INVESTMENTS VARIABLE INSURANCE PRODUCTS FUNDS II
  (CONTINUED):
Fidelity(R) VIP II Index 500
    2002                                                          1.25% to 1.40%      -23.34% to -23.22%
    2001                                                          1.25% to 1.40%      -13.34% to -13.20%
    2000                                                                 *                     *

Fidelity(R) VIP II Investment Grade Bond
    2002                                                               1.40%                 8.80%
    2001                                                          1.25% to 1.40%             6.94%
    2000                                                                 *                     *

ING VP BALANCED
    2002                                                          1.00% to 1.40%      -11.56% to -11.20%
    2001                                                          1.00% to 1.40%       -5.56% to -5.17%
    2000                                                                 *                     *

ING VP BOND
    2002                                                          1.25% to 1.40%        6.82% to 6.98%
    2001                                                          1.00% to 1.40%        7.22% to 7.38%
    2000                                                                 *                     *

ING VP EMERGING MARKETS
    2002                                                               1.40%               -10.60%
    2001                                                          1.25% to 1.40%           -11.68%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET
    2002                                                        2,909     $10.97 to $12.65    $   35,752       3.44%
    2001                                                        2,991     $10.91 to $12.62        36,764       4.11%
    2000                                                        2,417     $10.76 to $12.32        29,041          *

ING VP NATURAL RESOURCES
    2002                                                           33          $11.61                383       0.18%
    2001                                                           42          $12.02                506          -
    2000                                                           51          $14.51                742          *

ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation Balanced
    2002                                                           47      $9.09 to $12.92           554       2.39%
    2001                                                           52     $10.18 to $14.48           675       2.79%
    2000                                                           56     $11.08 to $15.79           801          *

ING VP Strategic Allocation Growth
    2002                                                           58      $8.29 to $12.62           710       2.15%
    2001                                                           64      $9.73 to $14.84           914       1.58%
    2000                                                           83     $11.14 to $17.02         1,319          *

ING VP Strategic Allocation Income
    2002                                                          115     $10.35 to $13.70         1,561       2.72%
    2001                                                          143     $10.95 to $14.52         2,048       3.63%
    2000                                                          104     $11.36 to $15.09         1,581          *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
ING VP MONEY MARKET
    2002                                                          1.00% to 1.40%        0.20% to 0.61%
    2001                                                          1.00% to 1.40%        1.41% to 2.63%
    2000                                                                 *                     *

ING VP NATURAL RESOURCES
    2002                                                               1.40%                -3.47%
    2001                                                          1.25% to 1.40%           -17.12%
    2000                                                                 *                     *

ING GENERATIONS PORTFOLIOS, INC.:
ING VP Strategic Allocation Balanced
    2002                                                          1.25% to 1.40%      -10.81% to -10.67%
    2001                                                          1.00% ro 1.40%       -8.30% to -8.16%
    2000                                                                 *                     *

ING VP Strategic Allocation Growth
    2002                                                          1.25% to 1.40%      -14.97% to -14.84%
    2001                                                          1.00% to 1.40%      -12.79% to -12.65%
    2000                                                                 *                     *

ING VP Strategic Allocation Income
    2002                                                          1.25% to 1.40%       -5.69% to -5.54%
    2001                                                          1.00% to 1.40%       -3.75% to -3.60%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
-----------------------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.:
ING JPMorgan Fleming International
    2002                                                          176      $7.97 to $8.39     $    1,470       0.62%
    2001                                                          141      $9.86 to $10.38         1,456      24.41%
    2000                                                          111     $13.66 to $14.42         1,602          *

ING MFS Capital Opportunities
    2002                                                          453      $8.42 to $8.84          3,984          -
    2001                                                          456     $12.20 to $12.84         5,817      16.63%
    2000                                                          681     $16.42 to $17.30        11,714          *

ING MFS Research
    2002                                                        1,026      $7.09 to $7.79          7,353       0.19%
    2001                                                        1,315      $9.57 to $10.50        12,718      20.94%
    2000                                                        1,567     $12.27 to $13.44        19,399          *

ING Salomon Brothers Aggressive Growth
    2002                                                        1,450      $4.12 to $6.63          9,494          -
    2001                                                        1,978      $6.43 to $10.40        20,338       6.42%
    2000                                                        2,360      $8.68 to $14.10        32,921          *

ING T. Rowe Price Growth Equity
    2002                                                        1,207      $7.27 to $13.85        16,326       0.18%
    2001                                                        1,421     $12.80 to $18.32        25,447      15.48%
    2000                                                        1,650     $14.43 to $20.69        33,378          *

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
ING PARTNERS, INC.:
ING JPMorgan Fleming International
    2002                                                          1.25% to 1.40%      -19.23% to -19.10%
    2001                                                          1.00% to 1.40%      -27.96% to -27.84%
    2000                                                                 *                     *

ING MFS Capital Opportunities
    2002                                                          1.25% to 1.40%      -31.14% to -31.04%
    2001                                                          1.00% to 1.40%      -25.82% to -25.70%
    2000                                                                 *                     *

ING MFS Research
    2002                                                          1.25% to 1.40%      -25.95% to -25.83%
    2001                                                          1.00% to 1.40%      -22.00% to -21.88%
    2000                                                                 *                     *

ING Salomon Brothers Aggressive Growth
    2002                                                          1.00% to 1.40%      -36.21% to -35.95%
    2001                                                          1.00% to 1.40%      -26.26% to -25.96%
    2000                                                                 *                     *

ING T. Rowe Price Growth Equity
    2002                                                          1.00% to 1.40%      -24.37% to -20.23%
    2001                                                          1.00% to 1.40%      -11.48% to -11.35%
    2000                                                                 *                     *

                                                                                                            INVESTMENT
                                                                UNITS     UNIT FAIR VALUE     NET ASSETS      INCOME
                       DIVISION                                (000S)    LOWEST TO HIGHEST      (000S)        RATIO
--------------------------------------------------------------------------------------------------------------------------
ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                                                        1,131      $5.64 to $11.16    $   10,865       0.83%
    2001                                                        1,285      $7.59 to $15.10        17,195       0.62%
    2000                                                        1,435      $9.03 to $18.77        23,995          *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
    2002                                                          351      $5.00 to $10.40         2,359          -
    2001                                                          348      $7.11 to $14.84         3,638      10.59%
    2000                                                          363      $9.84 to $20.64         6,861          *

ING VP Index Plus LargeCap
    2002                                                        1,296      $6.43 to $13.49        10,983       0.23%
    2001                                                          905      $8.25 to $17.44        11,476       4.80%
    2000                                                          649      $9.68 to $20.48        12,035          *

ING VP Index Plus MidCap
    2002                                                            4          $10.92                 45       0.41%
    2001                                                            3          $12.54                 39       8.59%
    2000                                                           **              **                 **         **

ING VP Index Plus SmallCap
    2002                                                            3          $10.27                 28       0.14%
    2001                                                            2          $11.95                 32      10.40%
    2000                                                           **              **                 **         **

                                                                  EXPENSE RATIO      TOTAL RETURN LOWEST
                       DIVISION                                 LOWEST TO HIGHEST         TO HIGHEST
--------------------------------------------------------------------------------------------------------
ING VARIABLE FUNDS:
ING VP Growth and Income
    2002                                                          1.00% to 1.40%      -26.04% to -25.74%
    2001                                                          1.00% to 1.40%      -19.55% to -15.90%
    2000                                                                 *                     *

ING VARIABLE PORTFOLIOS, INC.:
ING VP Growth
    2002                                                          1.00% to 1.40%      -29.94% to -29.65%
    2001                                                          1.00% to 1.40%      -28.09% to -27.79%
    2000                                                                 *                     *

ING VP Index Plus LargeCap
    2002                                                          1.00% to 1.40%      -22.63% to -22.31%
    2001                                                          1.00% to 1.40%      -14.84% to -14.48%
    2000                                                                 *                     *

ING VP Index Plus MidCap
    2002                                                               1.00%               -12.97%
    2001                                                               1.00%                   **
    2000                                                                 **                    **

ING VP Index Plus SmallCap
    2002                                                               1.00%               -14.07%
    2001                                                               1.00%                   **
    2000                                                                 **                    **

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
                                      (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
ING VARIABLE PORTFOLIOS, INC.
 (CONTINUED):
ING VP International Equity
    2002                                  46   $5.26 to $6.25    $      281     0.22%      1.00% to 1.40%   -27.71% to -27.41%
    2001                                  46   $7.24 to $8.63           383     0.09%      1.00% to 1.40%   -24.95% to -24.64%
    2000                                  59   $9.61 to $11.48          676        *              *                 *

ING VP Small Company
    2002                                 676   $9.31 to $14.33        8,445     0.64%      1.00% to 1.40%   -24.30% to -23.99%
    2001                                 507  $12.25 to $18.93        9,047     3.07%      1.00% to 1.40%     2.54% to 2.96%
    2000                                 455  $11.89 to $18.46        8,152        *              *                 *

ING VP Technology
    2002                                 293   $2.56 to $2.59           756        -       1.00% to 1.40%   -42.10% to -41.87%
    2001                                 166   $4.42 to $4.45           735        -       1.00% to 1.40%   -24.04% to -23.75%
    2000                                  41   $5.82 to $5.84           238        *              *                 *

ING VP Value Opportunity
    2002                                 264   $7.36 to $13.32        3,282     0.50%      1.00% to 1.40%   -27.00% to -26.70%
    2001                                 390  $10.05 to $18.25        6,718     5.60%      1.00% to 1.40%   -10.89% to -8.87%
    2000                                 352  $11.02 to $20.48        6,820        *              *                 *

JANUS ASPEN SERIES:
Janus Aspen Series Aggressive Growth
    2002                               1,197   $3.77 to $10.60        8,360        -       1.00% to 1.40%   -28.95% to -28.65%
    2001                               1,243   $5.28 to $14.92       13,647        -       1.00% to 1.40%   -40.31% to -40.06%
    2000                               1,110   $8.82 to $25.00       25,895        *              *                 *

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
            DIVISION                  (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES (CONTINUED):
Janus Aspen Series Balanced
    2002                                 968   $9.12 to $20.04   $   17,715     2.38%      1.00% to 1.40%    -7.76% to -7.38%
    2001                                 989   $9.84 to $21.72       19,636     2.54%      1.00% to 1.40%    -6.05% to 0.72%
    2000                               1,104   $9.77 to $23.12       23,240        *              *                 *

Janus Aspen Series Flexible Income
    2002                                 649  $12.95 to $16.03       10,027     4.31%      1.25% to 1.40%     8.93% to 9.10%
    2001                                 512  $11.87 to $14.72        7,279     5.65%      1.00% to 1.40%     6.22% to 6.38%
    2000                                 356  $11.16 to $13.86        4,666        *              *                 *

Janus Aspen Series Growth
    2002                                 836   $5.07 to $12.67        9,846        -       1.00% to 1.40%    -27.54% to 1.52%
    2001                               1,166  $11.40 to $17.49       19,187     0.26%      1.00% to 1.40%   -25.80% to -25.68%
    2000                               1,406  $15.34 to $23.57       31,014        *              *                 *

Janus Aspen Series Worldwide Growth
    2002                               2,310   $5.81 to $15.53       30,978     0.83%      1.00% to 1.40%   -26.55% to -26.24%
    2001                               2,897   $7.88 to $21.14       54,632     0.44%      1.00% to 1.40%   -23.53% to -23.22%
    2000                               3,253  $10.27 to $27.65       84,022        *              *                 *

MFS(R) VARIABLE INSURANCE TRUST:
MFS(R) Global Governments
    2002                                  95  $11.61 to $11.92        1,134     2.57%      1.25% to 1.40%     6.89% to 7.05%
    2001                                  50  $10.85 to $11.15          559     3.16%      1.25% to 1.40%     3.28% to 3.43%
    2000                                  61  $10.49 to $10.80          651        *              *                 *

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
            DIVISION                  (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
MFS(R) VARIABLE INSURANCE TRUST
 (CONTINUED):
MFS(R) Total Return
    2002                               1,217  $11.83 to $15.51   $   17,806     1.87%     1.25% to 1.40%     -6.50% to -6.35%
    2001                               1,281  $12.63 to $16.59       20,066     5.25%     1.25% to 1.40%     -1.17% to -1.01%
    2000                               1,070  $12.76 to $16.78       16,787        *             *                  *

OPPENHEIMER VARIABLE ACCOUNT FUNDS:
Oppenheimer Aggressive Growth
    2002                                 302   $8.37 to $10.34        2,987     0.68%     1.25% to 1.40%    -28.80% to -28.69%
    2001                                 400  $11.74 to $14.52        5,569    15.42%     1.25% to 1.40%    -32.24% to -32.14%
    2000                                 474  $17.30 to $21.42        9,743        *             *                  *

Oppenheimer Global Securities
    2002                                 656   $8.49 to $14.00        7,124     0.52%     1.00% to 1.40%    -23.23% to -22.91%
    2001                                 376  $11.01 to $18.23        5,455     8.61%     1.00% to 1.40%    -13.28% to -12.92%
    2000                                 308  $12.65 to $21.02        6,287        *             *                  *

Oppenheimer Main Street
 Growth & Income
    2002                                 665   $7.79 to $10.10        6,276     0.78%     1.25% to 1.40%    -19.94% to -19.81%
    2001                                 788   $9.71 to $12.62        9,280     0.55%     1.25% to 1.40%    -11.43% to -11.29%
    2000                                 886  $10.95 to $14.25       11,851        *             *                  *

                                                                             INVESTMENT
                                      UNITS    UNIT FAIR VALUE   NET ASSETS    INCOME      EXPENSE RATIO    TOTAL RETURN LOWEST
            DIVISION                  (000S)  LOWEST TO HIGHEST    (000S)       RATIO    LOWEST TO HIGHEST      TO HIGHEST
-------------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT FUNDS
 (CONTINUED):
Oppenheimer Strategic Bond
    2002                                 460  $11.30 to $12.27   $    5,664     6.30%     1.00% to 1.40%      5.94% to 6.37%
    2001                                 364  $10.62 to $11.58        4,138     5.71%     1.00% to 1.40%      1.72% to 3.52%
    2000                                 317  $10.33 to $11.21        3,479        *             *                  *

*    Not provided for 2000.
** As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented.

                        ING INSURANCE COMPANY OF AMERICA
     (A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY)

                         INDEX TO FINANCIAL STATEMENTS

                                                    Page
                                                    ----

Reports of Independent Auditors...................   F-2

Financial Statements:

    Income Statements for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-4

    Balance Sheets as of December 31, 2002 and
       2001.......................................   F-5

    Statements of Changes in Shareholder's Equity
       for the years ended December 31, 2002 and
       2001, one month ended December 31, 2000 and
       eleven months ended November 30, 2000......   F-6

    Statements of Cash Flows for the years ended
       December 31, 2002 and 2001, one month ended
       December 31, 2000 and eleven months ended
       November 30, 2000..........................   F-7

    Notes to Financial Statements.................   F-8

                         REPORT OF INDEPENDENT AUDITORS

The Board of Directors
ING Insurance Company of America

We have audited the accompanying balance sheets of ING Insurance Company of America as of December 31, 2002 and 2001, and the related income statements, statements of changes in shareholder's equity, and statements of cash flows for each of the years then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of ING Insurance Company of America at December 31, 2002 and 2001, and the results of its operations and its cash flows for each of the years then ended, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed the accounting principle for goodwill and other intangible assets effective January 1, 2002.

                                                /s/ Ernst & Young LLP

Atlanta, Georgia
March 21, 2003

                          INDEPENDENT AUDITORS' REPORT

The Shareholder and Board of Directors
ING Insurance Company of America:

We have audited the accompanying statements of income, changes in shareholder's equity and cash flows of ING Insurance Company of America, formerly known as Aetna Insurance Company of America, for the period from December 1, 2000 to December 31, 2000 ("Successor Company"), and for the period from January 1, 2000 to November 30, 2000 ("Preacquisition Company"). These financial statements are the responsibility of the Companies' management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the Successor Company's financial statements referred to above present fairly, in all material respects, the results of operations and cash flows of ING Insurance Company of America for the period from December 1, 2000 to December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. Further, in our opinion, the Preacquisition Company's financial statements referred to above present fairly, in all material respects, the results of its operations and its cash flows for the period from January 1, 2000 to November 30, 2000, in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1 to the financial statements, effective November 30, 2000, ING America Insurance Holdings Inc. acquired all of the outstanding stock of Aetna Inc., Aetna Insurance Company of America's indirect parent and sole shareholder in a business combination accounted for as a purchase. As a result of the acquisition, the financial information for the periods after the acquisition is presented on a different cost basis than that for the periods before the acquisition and, therefore, is not comparable.

                                                /s/ KPMG LLP

Hartford, Connecticut
March 27, 2001

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                               INCOME STATEMENTS
                                   (Millions)

                                                                             Preacquisition
                                                                             --------------
                                                                One month        Eleven
                                 Year ended     Year ended        ended       months ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Revenues:
  Fee income                       $   8.5         $14.6           $1.4          $17.8
  Net investment income                6.7           9.9            1.0           10.2
  Net realized capital gains
    (losses)                          (2.4)          0.9             --           (0.8)
                                   -------         -----           ----          -----
       Total revenue                  12.8          25.4            2.4           27.2
                                   -------         -----           ----          -----
Benefits, losses and expenses:
  Benefits:
    Interest credited and
      other benefits to
      policyholders                    4.0           7.2            0.6            6.8
  Underwriting, acquisition,
    and insurance expenses:
    Operating expenses                 3.5           2.2            0.5            4.7
    Amortization:
    Deferred policy
      acquisition costs and
      value of business
      acquired                        10.6           4.8            0.4            5.3
    Goodwill                            --           2.6             --             --
                                   -------         -----           ----          -----
         Total benefits,
           losses and expenses        18.1          16.8            1.5           16.8
                                   -------         -----           ----          -----

Income (loss) before income
  taxes                               (5.3)          8.6            0.9           10.4
    Income tax expense
      (benefit)                       (2.0)          3.7            0.3            2.6
                                   -------         -----           ----          -----
Income (loss) before
  cumulative effect of change
  in accounting principle             (3.3)          4.9            0.6            7.8
  Cumulative effect of change
    in accounting principle         (101.8)           --             --             --
                                   -------         -----           ----          -----

Net income (loss)                  $(105.1)        $ 4.9           $0.6          $ 7.8
                                   =======         =====           ====          =====

SEE NOTES TO FINANCIAL STATEMENTS

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                                 BALANCE SHEETS
                         (Millions, except share data)

                                          December 31,  December 31,
                                              2002          2001
                                          ------------  ------------
                 ASSETS
Investments:
  Fixed maturities, available for sale,
    at fair value
    (amortized cost of $121.6 at 2002
    and $120.2 at 2001)                      $129.6       $  124.4
  Securities pledged to creditors
    (amortized cost of $7.8 at 2001)             --            7.8
                                             ------       --------
        Total investments                     129.6          132.2
Cash and cash equivalents                       5.2           (0.6)
Short term investments under securities
  loan agreement                                 --            9.9
Accrued investment income                       1.5            2.0
Deferred policy acquisition costs               1.2            0.8
Value of business acquired                     34.2           46.5
Goodwill (net of accumulated
  amortization of $2.6 at 2001)                  --          101.8
Other assets                                   14.5           21.5
Assets held in separate accounts              622.0          821.3
                                             ------       --------
        Total assets                         $808.2       $1,135.4
                                             ======       ========
  LIABILITIES AND SHAREHOLDER'S EQUITY
Policy liabilities and accruals:
  Other policyholders' funds                 $ 91.1       $   95.6
  Payables under securities loan
    agreement                                     -            9.9
  Current income taxes                          2.1            1.5
  Deferred income taxes                         6.3            7.4
  Other liabilities                             0.8            9.5
  Liabilities related to separate
    accounts                                  622.0          821.3
                                             ------       --------
        Total liabilities                     722.3          945.2
                                             ------       --------
Shareholder's equity:
  Common stock (35,000 shares
    authorized; 25,500 issued and
    outstanding; $100 per share par
    value)                                      2.5            2.5
  Additional paid-in capital                  181.2          180.9
  Accumulated other comprehensive income        1.8            1.3
  Retained earnings (deficit)                 (99.6)           5.5
                                             ------       --------
        Total shareholder's equity             85.9          190.2
                                             ------       --------
           Total liabilities and
             shareholder's equity            $808.2       $1,135.4
                                             ======       ========

SEE NOTES TO FINANCIAL STATEMENTS

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                 STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                   (Millions)

                                                     Accumulated
                                                        Other      Retained       Total
                           Common    Additional     Comprehensive  Earnings   Shareholder's
                           Stock   Paid-in-Capital  Income (Loss)  (Deficit)     Equity
                           ------  ---------------  -------------  ---------  -------------
Balance at December 31,
  1999                      $2.5       $ 62.5           $(1.6)      $ 10.0       $  73.4
Comprehensive income:
  Net income                  --           --              --          7.8           7.8
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($2.0
      pretax)                 --           --             1.3           --           1.3
  Comprehensive income                                                               9.1
Adjustment for purchase
  accounting                  --        118.8              --        (17.8)        101.0
                            ----       ------           -----       ------       -------
Balance at November 30,
  2000                       2.5        181.3            (0.3)          --         183.5
Comprehensive income:
  Net income                  --           --              --          0.6           0.6
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($0.8
      pretax)                 --           --             0.5           --           0.5
  Comprehensive income                                                               1.1
                            ----       ------           -----       ------       -------
Balance at December 31,
  2000                       2.5        181.3             0.2          0.6         184.6
Comprehensive income:
  Net income                  --           --              --          4.9           4.9
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($1.7
      pretax)                 --           --             1.1           --           1.1
  Comprehensive income                                                               6.0
Return of capital             --         (0.4)             --           --          (0.4)
                            ----       ------           -----       ------       -------
Balance at December 31,
  2001                       2.5        180.9             1.3          5.5         190.2
Comprehensive income:
  Net (loss)                  --           --              --       (105.1)       (105.1)
  Other comprehensive
    income net of tax:
    Unrealized gain on
      securities ($0.8,
      pretax)                 --           --             0.5           --           0.5
    Comprehensive (loss)                                                          (104.6)
  SERP -- transfer            --          0.3              --           --           0.3
                            ----       ------           -----       ------       -------
  Balance at December 31,
    2002                    $2.5       $181.2           $ 1.8       $(99.6)      $  85.9
                            ====       ======           =====       ======       =======

SEE NOTES TO FINANCIAL STATEMENTS

                        ING INSURANCE COMPANY OF AMERICA
     (A wholly-owned subsidiary of ING Life Insurance and Annuity Company)

                            STATEMENTS OF CASH FLOWS
                                   (Millions)

                                                                             Preacquisition
                                                                One month    Eleven months
                                 Year ended     Year ended        ended          ended
                                December 31,   December 31,   December 31,    November 30,
                                    2002           2001           2000            2000
                                -------------  -------------  -------------  --------------
Cash Flows from Operating
  Activities:
Net income (loss)                  $(105.1)       $  4.9          $ 0.6         $   7.8
Adjustments to reconcile net
  income (loss) to net cash
  provided by operating
  activities:
  Net amortization of discount
    on debt securities                  --            --             --            (0.2)
  Net realized capital (gains)
    losses                             2.4          (0.9)            --             0.8
  (Increase) decrease in
    accrued investment income          0.5          (0.4)           0.2             0.1
  (Increase) decrease in
    deferred policy
    acquisition costs                 (0.4)          3.8            0.1             3.3
  (Increase) decrease in value
    of business acquired              10.2            --             --              --
  Amortization of goodwill,
    net of adjustments                  --           2.6             --              --
  Goodwill impairment                101.8            --             --              --
  Change in other assets and
    liabilities                        7.3           1.3           (0.1)            1.3
  Net change in amounts due
    to/from parent and
    affiliate                           --          (0.3)           0.9             2.4
  Provision for deferred
    income taxes                       1.3           3.1             --             2.4
  Other, net                           0.1            --             --              --
                                   -------        ------          -----         -------
Net cash provided by operating
  activities                          18.1          14.1            1.7            17.9
                                   -------        ------          -----         -------
Cash Flows from Investing
  Activities:
  Proceeds from the sale of:
    Fixed maturities available
      for sale                       124.0          67.6             --           148.3
    Equity securities                   --            --             --              --
    Short-term investments              --           2.8             --             0.1
  Investment maturities and
    collections of:
    Fixed maturities available
      for sale                         9.1          12.1            0.2             6.0
  Acquisition of investments:
    Fixed maturities available
      for sale                      (128.1)        (71.3)          (0.2)         (154.1)
    Short-term investments              --            --             --            (2.8)
  Other, net                           0.7            --             --              --
                                   -------        ------          -----         -------
Net cash provided by (used
  for) investing activities            5.7          11.2             --            (2.5)
                                   -------        ------          -----         -------
Cash Flows from Financing
  Activities:
  Deposits and interest
    credited for investment
    contracts                          8.0           6.3            0.5             7.4
  Maturities and withdrawals
    from insurance contracts         (26.4)        (29.7)          (2.5)          (39.3)
  Return of capital                     --          (0.4)            --              --
  Transfers from (to) separate
    accounts                           0.4         (11.2)          (0.2)            3.2
                                   -------        ------          -----         -------
Net cash (used for) financing
  activities                         (18.0)        (35.0)          (2.2)          (28.7)
                                   -------        ------          -----         -------
Net increase (decrease) in
  cash and cash equivalents            5.8          (9.7)          (0.5)          (13.3)
Cash and cash equivalents,
  beginning of period                 (0.6)          9.1            9.6            22.9
                                   -------        ------          -----         -------
Cash and cash equivalents, end
  of period                        $   5.2        $ (0.6)         $ 9.1         $   9.6
                                   =======        ======          =====         =======
Supplemental cash flow
  information:
Income taxes paid (received),
  net                              $  (1.3)       $  0.3          $ 0.3         $   0.2
                                   =======        ======          =====         =======

SEE NOTES TO FINANCIAL STATEMENTS

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    ING Insurance Company of America ("IICA," or the "Company"), formerly known as Aetna Insurance Company of America ("AICA"), is a provider of financial services in the United States. The Company is a wholly-owned subsidiary of ING Life Insurance and Annuity Company ("ILIAC"). ILIAC is a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which is a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). IRSI is ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands.

    On December 13, 2000, ING America Insurance Holdings, Inc., ("ING AIH") an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion Connecticut Holdings Inc. ("Lion"). At the time of the sale, Lion entered into certain transition services agreements with a former related party, Aetna U.S. Healthcare, which was renamed Aetna Inc. ("former Aetna").

    For accounting purposes, the acquisition was recorded as of November 30, 2000 using the purchase method. The effects of this transaction, including the recognition of goodwill, were pushed down and reflected on the financial statements of certain IRSI (a subsidiary of Lion) subsidiaries, including the Company. The Balance Sheet changes related to accounting for this purchase were entirely non-cash in nature and accordingly were excluded from the pre-acquisition Statement of Cash Flows for the eleven months ended November 30, 2000.

    The purchase price was allocated to assets and liabilities based on their respective fair values. This revaluation resulted in a net increase to assets, excluding the effects of goodwill, of $3.2 million and a net increase to liabilities of $1.1 million. Additionally, the Company established goodwill of $98.9 million. Goodwill was amortized over a period of 40 years prior to January 1, 2002.

    The allocation of the purchase price to assets and liabilities was subjected to further refinement throughout 2001 as additional information became available to more precisely estimate the fair values of the Company's respective assets and liabilities at the purchase date. The refinements to the Company's purchase price allocations were as follows:

    The Company completed a full review relative to the assumptions and profit streams utilized in the development of value of business acquired ("VOBA") and determined that certain refinements were necessary. Such refinements resulted in a reduction of VOBA;

    The Company adjusted its reserve for other policyholders' funds in order to conform its accounting policies with those of ING; and

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    The Company, after giving further consideration to certain exposures in the general market place, determined that a reduction of its investment portfolio carrying value was warranted.

    The net impact of the refinements in purchase price allocations, as described above, resulted in a net decrease to assets, excluding the effects of goodwill, of $9.4 million, a net decrease to liabilities of $3.9 million and a net increase to the Company's goodwill of $5.5 million.

    Unaudited proforma consolidated income from continuing operations and net income of the Company for the period from January 1, 2000 to November 30, 2000, assuming that the acquisition of the Company occurred at the beginning of each period, would have been approximately $5.5 million. The pro forma adjustments, which did not affect revenues, reflect primarily goodwill amortization, amortization of the favorable lease asset and the elimination of amortization of the deferred gain on sale associated with the life business.

    The Company has one operating segment ING U.S. Financial Services ("USFS") and all revenue reported by the company comes from external customers.

    DESCRIPTION OF BUSINESS

    The Company principally offers annuity contracts to individuals on a qualified and non-qualified basis and to employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 408. The Company's products are offered primarily to individuals and employer-sponsored groups in the education market. The Company's products are generally sold through a managed network of broker/dealers and dedicated career agents.

    NEW ACCOUNTING STANDARDS

    ACCOUNTING FOR GOODWILL AND INTANGIBLE ASSETS

    In June 2001, the Financial Accounting Standards Board ("FASB") issued FAS No. 142, "Goodwill and Other Intangible Assets," effective for fiscal years beginning after December 15, 2001. Under FAS No. 142, goodwill and intangible assets deemed to have indefinite lives will no longer be amortized but will be subject to annual impairment tests. Other intangible assets are still amortized over their estimated useful lives. The Company adopted the new standard effective January 1, 2002.

    As required under FAS No. 142, the Company completed the first of the required impairment tests as of January 1, 2002. Step one of the impairment test was a screen for potential impairment, while step two measured the amount of the impairment. All of the Company's operations fall under one reporting unit, USFS, due to the consolidated nature of the Company's operations. Step one of the impairment test required the Company to estimate the fair value of the reporting unit and compare the estimated fair value to its carrying value. The Company determined the estimated fair value utilizing a discounted cash flow approach and applying a discount rate equivalent to the Company's weighted average cost of capital. Fair value was

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued) determined to be less than carrying value which required the Company to complete step two of the test. In step two, the Company allocated the fair value of the reporting unit determined in step one to the assets and liabilities of the reporting unit resulting in an implied fair value of goodwill of zero.

    The comparison of the fair value amount allocated to goodwill and the carrying value of goodwill resulted in an impairment loss of $101.8 million, which represents the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge is shown as a change in accounting principle on the Income Statement.

    Application of the nonamortization provision (net of tax) of the new standard resulted in an increase in net income of $2.6 million for the twelve months ended December 31, 2002. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

                                                                          Preacquisition
                                                                          --------------
                                                            One month     Eleven months
                                          Year ended          ended           ended
                                         December 31,     December 31,     November 30,
   (Millions)                                2001             2000             2000
   Reported net income after tax             $4.9             $0.6             $7.8
   Add back goodwill amortization, net
     of tax                                   2.6               --               --
   -------------------------------------------------------------------------------------
   Adjusted net income after tax             $7.5             $0.6             $7.8
   -------------------------------------------------------------------------------------

    ACCOUNTING FOR DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

    In June 1998, the (FASB) issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement 133, FAS No. 138, Accounting for Certain Derivative Instruments and Certain Hedging Activities -- an Amendment of FASB No.133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

    Adoption of FAS No. 133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative and embedded derivative holdings.

    The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1. SIGNIFICANT ACCOUNTING POLICIES (continued) exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the statements of income as part of realized capital gains and losses.

    The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

    GUARANTEES

    In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," to clarify account and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information about certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote.

    The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2002. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    FUTURE ACCOUNTING STANDARDS

    EMBEDDED DERIVATIVES

    The FASB issued FAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" in 1998 and continues to issue guidance for implementation through its Derivative Implementation Group ("DIG"). DIG recently released a draft of FASB Statement 133 Implementation Issue B36, "Embedded Derivatives: Bifurcation of a Debt Instrument That Incorporates Both Interest Rate Risk and Credit Risk Exposures That are Unrelated or Only Partially Related to the Creditworthiness of the Issuer of That Instrument" ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain bifurcatable embedded derivatives. The required date of adoption of DIG B36 has not been determined. If the guidance is finalized in its current form, the Company has determined that certain of its existing investments or insurance products contain embedded derivatives that may require bifurcation. The Company has not yet completed its evaluation of the potential impact, if any, on its financial positions, results of operations, or cash flows.

    FASB INTERPRETATION NO. 46 CONSOLIDATION OF VARIABLE INTEREST ENTITIES

    In January 2003, FASB issued Interpretation No. 46 ("FIN 46"), "Consolidation of Variable Interest Entities" ("VIE"), an interpretation of Accounting Research Bulletin ("ARB"), No. 51. This Interpretation addresses consolidation by business enterprises of variable interest entities, which have one or both of the following characteristics: a) insufficient equity investment at risk, or b) insufficient control by equity investors. This guidance is effective for VIEs created after January 31, 2003 and for existing VIEs as of July 1, 2003. An entity with variable interests in VIEs created before February 1, 2003 shall apply the guidance no later than the beginning of the first interim or annual reporting period beginning after June 15, 2003.

    In conjunction with the issuance of this guidance, the Company conducted a review of its involvement with VIEs and does not believe it has any significant investments or ownership in VIEs.

    USE OF ESTIMATES

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    RECLASSIFICATIONS

    Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

    CASH AND CASH EQUIVALENTS

    Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

    INVESTMENTS

    All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

    The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities." Management considers the length of the time and the extent to which the market value has been less than cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in market value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

    When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss accounted for as a realized loss.

    Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are reflected in other Policyholders' funds. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

    Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    Fair values for fixed maturity securities are obtained from independent pricing services or broker/ dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

    The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

    In September 2000, the FASB issued FAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities." In accordance with this new standard, general account securities on loan are reflected on the Balance Sheet as "Securities pledged to creditors", which includes the following:

                                                Gross       Gross
   December 31, 2001               Amortized  Unrealized  Unrealized  Fair
   (Millions)                        Cost       Gains       Losses    Value
   Total securities pledged to
     creditors                       $7.8        $ --        $ --     $7.8
   ========================================================================

    The Company had no securities pledged to creditors at December 31, 2002. Total securities pledged to creditors at December 31, 2001 consisted entirely of fixed maturity securities.

    The investment in affiliated mutual funds represents an investment in ING Investment Management ("IIM") managed mutual funds by the Company, and is carried at fair value.

    Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

    Short-term investments, consisting primarily of money market instruments and other fixed maturity securities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    The Company's use of derivatives is limited to hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

    On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in fair value of these options are recorded in net realized capital gains or losses.

    DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

    Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. VOBA is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

    The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS No. 60") and FAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the sale of Investment" ("FAS No. 97").

    Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

    Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense margins, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

    DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    Activity for the year-ended December 31, 2002 within VOBA was as follows:

   (Millions)
   Balance at December 31, 2001                        $46.5
   Adjustment for unrealized gain (loss)                (2.1)
   Additions                                             0.2
   Amortization                                        (10.4)
   ---------------------------------------------------------
   Balance at December 31, 2002                        $34.2
   =========================================================

    The estimated amount of VOBA to be amortized, net of interest, over the next five years is $6.7 million, $6.3 million, $5.1 million, $3.6 million and $2.5 million for the years 2003, 2004, 2005, 2006 and 2007, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

    As part of the regular analysis of DAC/VOBA, at the end of third quarter 2002, the Company unlocked its assumptions by resetting its near-term and long-term assumptions for the separate account returns to 9% (gross before fund management fees and mortality and expense and other policy charges), reflecting a blended return of equity and other sub-accounts. This unlocking adjustment was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. In 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $3.5 million before tax, or $2.3 million, net of $1.2 million of federal income tax benefit.

    POLICY LIABILITIES AND ACCRUALS

    Future policy benefits include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

    Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 5.5% to 8.0% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

    Other Policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 4.9% to 8.7% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants, and the Company.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

1.  SIGNIFICANT ACCOUNTING POLICIES (continued)
    REVENUE RECOGNITION

    For certain annuity contracts, fee income for the cost of insurance, surrender expenses, and other fees are recorded as revenue as charges assessed against policyholders. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Income Statement.

    SEPARATE ACCOUNT

    Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

    Separate Account assets supporting variable options under annuity contracts are invested, as designated by the contractholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by its affiliates, or other selected mutual funds not managed by the Company.

    Separate Account assets are carried at fair value. At December 31, 2002 and 2001, unrealized gains of $2.7 million and of $1.1 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

    Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 3.0% to 7.3% in 2002 and 3.0% to 14.0% in 2001.

    Separate Account assets and liabilities are shown as separate captions in the Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

    INCOME TAXES

    The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes, during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

ING INSURANCE COMPANY OF AMERICA
(A WHOLLY-OWNED SUBSIDIARY OF ING LIFE INSURANCE AND ANNUITY COMPANY) NOTES TO FINANCIAL STATEMENTS (continued)

2.  INVESTMENTS

    Fixed maturities available for sale as of December 31 were as follows:

                                                Gross       Gross
                                   Amortized  Unrealized  Unrealized    Fair
   2002 (Millions)                   Cost       Gains       Losses     Value
   U.S. government and government
     agencies and authorities       $ 27.9       $1.1        $ --      $ 29.0

   U.S. corporate securities:
       Public utilities                6.2        0.2         0.2         6.2
       Other corporate securities     58.8        5.2         0.1        63.9
   ---------------------------------------------------------------------------
     Total U.S. corporate
       securities                     65.0        5.4         0.3        70.1
   ---------------------------------------------------------------------------

   Mortgage-backed securities         22.0        1.3          --        23.3
   Other asset-backed securities       6.7        0.5          --         7.2
   ---------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors            121.6        8.3         0.3       129.6
   Less: Fixed maturities pledged
     to creditors                       --         --          --          --
   ---------------------------------------------------------------------------
     Fixed maturities               $121.6       $8.3        $0.3      $129.6
   ---------------------------------------------------------------------------

   U.S. government and government
     agencies and authorities       $ 13.5       $0.3        $ --      $ 13.8
   U.S. corporate securities:
       Public utilities                2.4        0.1          --         2.5
       Other corporate securities     83.0        2.6         0.1        85.5
   ---------------------------------------------------------------------------
   Total U.S. corporate
     securities                       85.4        2.7         0.1        88.0
   ---------------------------------------------------------------------------

   Mortgage-backed securities         13.9        0.6          --        14.5
   Other asset-backed securities      15.2        0.7          --        15.9
   ---------------------------------------------------------------------------
   Total fixed maturities,
     including fixed maturities
     pledged to creditors            128.0        4.3         0.1       132.2
   Less: Fixed maturities pledged
     to creditors                      7.8         --          --         7.8
   ---------------------------------------------------------------------------
   Fixed maturities                 $120.2       $4.3        $0.1      $124.4
   ===========================================================================

    At December 31, 2002 and 2001, net unrealized appreciation of $8.0 million and $4.2 million, respectively, on available-for-sale fixed maturities (including fixed maturities pledged to creditors in 2001) included $7.3 million and $3.9 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

    The amortized cost and fair value of total fixed maturities for the year-ended December 31, 2002 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

                                             Amortized    Fair
   (Millions)                                  Cost       Value
   Due to mature:
     One year or less                        $     --   $      --
     After one year through five years           29.1        30.7
     After five years through ten years          46.0        48.5
     After ten years                             17.8        19.9
     Mortgage-backed securities                  22.0        23.3
     Other asset-backed securities                6.7         7.2
     Less: Fixed maturities securities
       pledged to creditor                         --          --
   --------------------------------------------------------------
     Fixed maturities                        $  121.6   $   129.6
   ==============================================================

    At December 31, 2002 and 2001, fixed maturities with fair values of $6.5 million and $5.8 million, respectively, were on deposit as required by regulatory authorities.

    The Company did not have investments in equity securities at December 31, 2002 or 2001.

3.  FINANCIAL INSTRUMENTS

    ESTIMATED FAIR VALUE

    The following disclosures are made in accordance with the requirements of FAS No. 107, "Disclosures about Fair Value of Financial Instruments." FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

    FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

    The following valuation methods and assumptions were used by the Company in estimating the fair value of the below financial instruments:

    FIXED MATURITIES: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

    CASH AND CASH EQUIVALENTS: The carrying amounts for these assets approximate the assets' fair value.

    INVESTMENT CONTRACT LIABILITIES (INCLUDED IN OTHER POLICYHOLDERS' FUNDS):

    WITH A FIXED MATURITY: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

    WITHOUT A FIXED MATURITY: Fair value is estimated as the amount payable to the contractholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

    The carrying values and estimated fair values of the Company's investment contract liabilities at December 31, 2002 and 2001 were as follows:

                                         2002              2001
                                   ----------------  ----------------
                                   Carrying   Fair   Carrying   Fair
   (Millions)                       Value    Value    Value    Value
   Assets:
     Fixed maturities               $129.6   $129.6   $124.4   $124.4
     Cash and cash equivalents         5.2      5.2     (0.6)    (0.6)
   Investment contract
     liabilities:
     With a fixed maturity            (1.4)    (1.4)    (1.6)    (1.7)
     Without a fixed maturity        (12.6)   (12.6)   (94.0)   (92.2)
   ------------------------------------------------------------------

    Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

4.  NET INVESTMENT INCOME

    Sources of net investment income were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                     $7.9             $ 8.9            $0.8             $ 8.3
   Nonredeemable preferred stock          --                --              --               0.1
   Cash equivalents                      0.1               0.5             0.1               0.9
   Short-term investments                 --                --              --               0.1
   Other                                  --               1.0             0.1               0.9
   -------------------------------------------------------------------------------------------------
   Gross investment income               8.0              10.4             1.0              10.3
   Less: investment expenses             1.3               0.5              --               0.1
   -------------------------------------------------------------------------------------------------
   Net investment income                $6.7             $ 9.9            $1.0             $10.2
   =================================================================================================

    Net investment income includes amounts allocable to experience rated contractholders of $2.8 million for the year ended December 31, 2002, $7.3 million for the year ended December 31, 2001, and $0.7 million and $8.2 million for the one and eleven month periods ended December 31, 2000 and November 30, 2000, respectively. Interest credited to contractholders is included in current and future benefits.

5.  DIVIDEND RESTRICTIONS AND SHAREHOLDER'S EQUITY

    In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2002 or 2001.

    The Insurance Departments of the State of Florida and the State of Connecticut (the "Department") recognize as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from generally accepted accounting principles accepted in the United States of America. Statutory net income was $2.5 million, $1.1 million and $5.7 million for the years ended December 31, 2002, 2001, and 2000, respectively. Statutory capital and surplus was $63.7 million and $59.7 million as of December 31, 2002 and 2001, respectively.

    As of December 31, 2002, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

    For 2001, the Company was required to implement statutory accounting changes ("Codification") ratified by the National Association of Insurance Commissioners ("NAIC") and state insurance departments. The cumulative effect of Codification to the Company's statutory surplus as of December 31, 2001 was an increase of $1.3 million.

6.  CAPITAL GAINS AND LOSSES ON INVESTMENT OPERATIONS

    Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold.

    Net realized capital gains (losses) of ($1.7) million, $1.3 million and $(1.1) million for the years ended December 31, 2002 and 2001, and eleven months ended November 30, 2000, respectively, allocable to experience rated contracts, were deducted from net realized capital gains (losses) and an offsetting amount was reflected in Other policyholders' funds. Net unamortized gains (losses) allocable to experienced rated contractholders were $0.1 million, $(1.1) million, and $(1.9) million at December 31, 2002 and 2001, and the eleven months ended November 30, 2000, respectively. There were no net realized gains (losses) and net unamortized gains (losses) and net unamortized gains (losses) allocable to experience rated contractholders for the one month ended December 31, 2000.

    Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Proceeds on sales                   $124.0            $67.6         $       --         $148.3
   Gross gains                            0.6              0.9                 --            0.2
   Gross losses                           3.0               --                 --            1.0
   -------------------------------------------------------------------------------------------------

    Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Fixed maturities                     $0.4             $ --             $0.1             $0.2
   Equity securities                      --              0.1               --               --
   Other                                 0.4              1.6              0.7              1.8
   -------------------------------------------------------------------------------------------------
       Subtotal                          0.8              1.7              0.8              2.0
   Less: Increase in deferred
     income taxes                        0.3              0.6              0.3              0.7
   -------------------------------------------------------------------------------------------------
   Net changes in accumulated
     other comprehensive income         $0.5             $1.1             $0.5             $1.3
   =================================================================================================

    Net unrealized capital gains (losses) allocable to experience-rated contracts of $7.3 million and $3.9 million at December 31, 2002 and 2001, respectively, are reflected on the Balance Sheets in other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income (loss), which is net of amounts allocable to experience-rated contractholders:

                                                                                       Preacquistion
                                                                                      ---------------
                                        As of            As of            As of            As of
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Net unrealized capital gains
     (losses):
   Fixed maturities                     $0.7             $0.3             $ 0.3            $ 0.2
   Equity securities                      --               --              (0.1)            (0.1)
   Other                                 2.1              1.7               0.1             (0.6)
   --------------------------------------------------------------------------------------------------
                                         2.8              2.0               0.3             (0.5)
   Less: Deferred income taxes           1.0              0.7               0.1             (0.2)
   --------------------------------------------------------------------------------------------------
   Net accumulated other
     comprehensive income               $1.8             $1.3             $ 0.2            $(0.3)
   ==================================================================================================

    Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Unrealized holding gains
     (losses) arising the year
     (1)                                $0.8             $1.7             $ 0.3            $ 0.9
   Less: reclassification
     adjustment for gains
     (losses) and other items
     included in net income (2)          0.3              0.6              (0.2)            (0.4)
   -------------------------------------------------------------------------------------------------
   Net unrealized gains (losses)
     on securities                      $0.5             $1.1             $ 0.5            $ 1.3
   =================================================================================================

   (1) Pretax unrealized holding gains (losses) arising during the year were $1.2 million, $2.6 million, $0.5 million and $1.3 million for the years ended December 31, 2002 and 2001, the one month ended
        December 31, 2000 and the eleven months ended November 31, 2000, respectively.
   (2) Pretax reclassification adjustments for gains (losses) and other items included in net income were $0.5 million, $0.9 million, $(0.3) and $(0.7) million for the years ended December 31, 2002 and 2001, the one month ended December 31, 2000 and the eleven months ended
        November 31, 2000, respectively.

7.  INCOME TAXES

    The Company is a subsidiary in the ILIAC consolidated federal income tax return. The Company files a consolidated federal income tax return with the ILIAC consolidated group. The Company has a tax allocation agreement with ILIAC whereby the Company is charged by its parent for taxes it would have incurred were it not a member of the consolidated group and is credited for losses at the statutory tax rate.

    Income taxes from continuing operations consist of the following:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Current taxes (benefits):
     Federal                            $(1.4)           $1.6             $(0.4)           $ 0.6
     State                                0.2              --                --               --
     Net realized capital gains
       (losses)                           0.5             0.2                --             (0.4)
   -------------------------------------------------------------------------------------------------
   Total current taxes (benefits)        (0.7)            1.8              (0.4)             0.2
   -------------------------------------------------------------------------------------------------
   Deferred taxes (benefits):
     Federal                              0.1             1.8               0.7              2.3
     Net realized capital gains
       (losses)                          (1.4)            0.1                --              0.1
   -------------------------------------------------------------------------------------------------
   Total deferred taxes
     (benefits)                          (1.3)            1.9               0.7              2.4
   -------------------------------------------------------------------------------------------------
       Total                            $(2.0)           $3.7             $ 0.3            $ 2.6
   =================================================================================================

    Income taxes were different from the amount computed by applying the federal income tax rate to income from continuing operations before income taxes for the following reasons:

                                                                                      Preacquisition
                                                                                      --------------
                                                                           One            Eleven
                                     Year ended       Year ended       month ended     months ended
                                    December 31,     December 31,     December 31,     November 30,
   (Millions)                           2002             2001             2000             2000
   Income (loss) from continuing
     operations before income
     taxes                              $(5.3)           $ 8.6            $0.9             $10.4
   Tax rate                               35%              35%             35%               35%
   -------------------------------------------------------------------------------------------------
   Application of the tax rate           (1.9)             3.0             0.3               3.6
   Tax effect of:
     State income tax, net of
       federal benefit                    0.1               --              --                --
     Excludable dividends                (0.3)            (0.2)             --              (1.0)
     Goodwill amortization                 --              0.9              --                --
     Other, net                           0.1               --              --                --
   -------------------------------------------------------------------------------------------------
       Income taxes                     $(2.0)           $ 3.7            $0.3             $ 2.6
   =================================================================================================

    The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

   (Millions)                                2002   2001
   Deferred tax assets:
     Insurance reserves                      $ 5.4  $ 7.1
     Deferred policy acquisition costs         1.9    2.5
     Unrealized gains allocable to
       experience-rated contracts              2.5    1.4
     Guaranty fund assessments                 0.1    0.1
     Other                                     0.1     --
   ------------------------------------------------------
   Total gross assets                         10.0   11.1
   ------------------------------------------------------

   Deferred tax liabilities:
     Value of business acquired               12.7   16.3
     Net unrealized capital gains              3.5    2.1
     Other                                     0.1    0.1
   ------------------------------------------------------
   Total gross liabilities                    16.3   18.5
   ------------------------------------------------------
   Net deferred tax liability                $ 6.3  $ 7.4
   ======================================================

    Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

    The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

8.  BENEFIT PLANS

    The Company utilizes the employees of ING and its affiliates, primarily ILIAC. The benefit plan charges allocated to the Company were not significant for the years ended December 31, 2001, one month ended December 31, 2000 or eleven months ended November 30, 2000.

    As of December 31, 2001, the qualified defined benefit pension plan offered by ILIAC ("Transition Pension Plan") to its employees was merged into the ING Americas Retirement Plan. Accordingly, ILIAC transferred the net plan assets of the Transition Pension Plan to ING North America Insurance Corporation, the new plan sponsor, and recorded this transfer as a reduction of paid-in-capital. There were no pension benefit charges allocated to the Company from the ING Americas Retirement Plan for 2002.

    During 2002, liabilities totaling $0.3 million were allocated to the Company related to a Supplemental Excess Retirement Plan ("SERP") that covers certain employees of ING Life Insurance Company of America and Aeltus, affiliates of the Company.

9.  RELATED PARTY TRANSACTIONS

    RECIPROCAL LOAN AGREEMENT

    The Company maintains a revolving loan agreement with ING AIH, a Delaware corporation and affiliate, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, IICA can borrow up to 0.5% of its statutory admitted assets as of the prior December 31 from ING AIH. Interest on any IICA borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Under this agreement, IICA incurred an immaterial amount of interest expense for the years ended December 31, 2002 and 2001. At December 31, 2002 and 2001, IICA did not have any outstanding borrowings from ING AIH under this agreement.

    CAPITAL TRANSACTIONS

    The Company did not receive capital contributions in 2002, 2001 or 2000.

10. COMMITMENTS AND CONTINGENT LIABILITIES

    LEASES

    The Company occupies space that is leased by ILIAC or other affiliates. Expenses associated with these offices are allocated on a direct and indirect basis to the Company.

    COMMITMENTS

    At December 31, 2002 and 2001, the Company had no commitments or contingent liabilities.

    LITIGATION

    The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have a materially adverse effect on the Company's operations or financial position.

    QUARTERLY DATA (UNAUDITED)

2002 (Millions)                 First  Second  Third  Fourth
Total Revenue                   $4.8   $ 3.7   $3.2   $   1.1
-------------------------------------------------------------
Income (loss) from continuing
  operations before income
  taxes                          0.5    (1.4)  (3.4)     (1.0)
Less: Income tax expense
  (benefit)                      0.1    (0.5)  (1.2)     (0.4)
-------------------------------------------------------------
Income (loss) from continuing
  operations                     0.4    (0.9)  (2.2)     (0.6)
-------------------------------------------------------------
Cumulative effect of change in
  accounting principle            --      --     --    (101.8)
-------------------------------------------------------------
Net income (loss)               $0.4   $(0.9)  $(2.2) $(102.4)
-------------------------------------------------------------

2001 (Millions)                 First  Second  Third  Fourth
Total Revenue                   $6.7   $ 6.8   $5.5   $   6.4
-------------------------------------------------------------
Income from continuing
  operations before income
  taxes                          1.5     2.2    0.7       4.2
Less: Income tax expense         0.8     0.9    0.1       1.9
-------------------------------------------------------------
Net income                      $0.7   $ 1.3   $0.6   $   2.3
-------------------------------------------------------------

FORM NO 87131-03                                               IICA ED. MAY 2003